UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23946

Palmer Square Funds Trust

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway
Suite 315
Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Katie Elliott, Chief Compliance Officer

1900 Shawnee Mission Parkway

Suite 315

Mission Woods, KS 66205
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 816-994-3200

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Annual Shareholder Report June 30, 2026

Palmer Square CLO Senior Debt ETF

PSQA | NYSE Arca

This annual shareholder report contains important information about the Palmer Square CLO Senior Debt ETF ("Fund") for the period of  July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs.  You can also request this information by contacting us at (855) 513-9988.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQA	$20	0.20%

Management's Discussion of Fund Performance

Summary of Results

As a refresher, the investment objective of the Palmer Square CLO Senior Debt ETF (“PSQA”) is to seek to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

For the 12-month period ended on June 30, 2026, the Palmer Square CLO Senior Debt ETF returned 5.36% (net of fees) (NAV) and 5.30% (net of fees) (Market Price) return. While the Palmer Square CLO Senior Debt Index, PSQA’s benchmark, returned 5.35%, and the broad based Bloomberg Aggregate Bond Index returned 3.79% over the same time period.

Top Performance Contributors

The positive absolute performance during the 12-month period was driven by current income from floating rate securities with exposure to high base rates. PSQA invests primarily in CLO Debt (specifically CLO AAA and CLO AA holdings). Short duration CLO AAA current yields are 5.25-5.75%, which is very high and compelling compared to history and have been benefiting from elevated rates.

Top Performance Detractors

Each of PSQA’s sector allocations provided a positive contribution to performance, with the majority of the contribution from the Fund’s CLO AAA exposure.

Current Positioning

The Fund closed the fiscal year with an 84% allocation to AAA CLO Debt and a 16% allocation to AA CLO Debt. The size of the CLO market continues to grow in the U.S. and has surpassed $1 trillion and $1.4 trillion globally, which is now the largest credit sector within securitized products. Demand continued in 2026 with $84B in new issuance (-22% Year-over-Year) and $158B in refi/resets. Based on this backdrop, the management team is confident they can continue to manage the Fund to correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

Fund Performance

The following graph and chart compare the initial and subsequent account values for the life of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Growth of $10,000

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
9/11/24
9/24
12/24
3/25
6/25
9/25
12/25
3/26
6/26
Palmer Square CLO Senior Debt ETF - $11,052
Palmer Square CLO Senior Debt Index - $11,048
Bloomberg U.S. Aggregate Bond Index - $10,426

Table Summary
	Palmer Square CLO Senior Debt ETF	Palmer Square CLO Senior Debt Index	Bloomberg U.S. Aggregate Bond Index
9/11/24	$10,000	$10,000	$10,000
9/24	$10,060	$10,033	$9,962
12/24	$10,211	$10,198	$9,657
3/25	$10,434	$10,329	$9,926
6/25	$10,496	$10,487	$10,045
9/25	$10,645	$10,645	$10,250
12/25	$10,805	$10,782	$10,361
3/26	$10,935	$10,901	$10,357
6/26	$11,052	$11,048	$10,426

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/11/24)
Palmer Square CLO Senior Debt ETF	5.36%	5.75%
Palmer Square CLO Senior Debt Index	5.35%	5.72%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.34%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$142,769,113
Investment advisory fees paid	$156,554
Total Number of Portfolio Holdings	117
Portfolio Turnover Rate	41%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Issuers (% of net assets)

Table Summary
Magnetite Ltd.	9.2%
Madison Park Funding Ltd.	5.4%
Bain Capital Credit CLO Ltd.	5.4%
Elmwood CLO Ltd.	4.6%
Benefit Street Partners CLO Ltd.	4.5%
Apidos CLO Ltd.	4.0%
Neuberger Berman Loan Advisers CLO Ltd.	3.6%
Carlyle US CLO Ltd.	3.5%
AIMCO CLO Ltd.	3.2%
Regatta Funding Ltd.	3.1%

Ratings Summary* (% of Total Investments)

Table Summary
AAA	84.5%
AA	13.4%
AA+	2.0%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Material Fund Changes

The Fund did not have any material changes that occurred since the beginning of the reporting period.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square CLO Senior Debt ETF | PSQA

For more information, please scan the QR code at right to navigate to additional hosted material at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf. You can also request this information by contacting us at (855) 513-9988.

PSQA0826

Annual Shareholder Report June 30, 2026

Palmer Square Credit Opportunities ETF

PSQO | NYSE Arca

This annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of  July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs.  You can also request this information by contacting us at (855) 513-9988.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQO	$50	0.50%

Management's Discussion of Fund Performance

Summary of Results

As a refresher, the investment objective of the Palmer Square Credit Opportunities ETF (“PSQO”) is to seek a high level of current income. PSQO also seeks long-term capital appreciation as a secondary objective. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate that will be allocated across a diverse mix of relative value credit opportunities within CLOs, corporate credit, asset-backed securities, and bank loans.

For the 12-month period ended on June 30, 2026, the Palmer Square Credit Opportunities ETF returned 5.25% (net of fees) (NAV) and 5.54% (net of fees) (Market Price) return. While the Bloomberg U.S. Corporate 1-3 Year Index, PSQO’s benchmark, returned 3.85%, and the broad based Bloomberg Aggregate Bond Index returned 3.79% over the same time period.

Top Performance Contributors

The positive absolute performance during the 12-month period was driven mostly by current income from floating rate securities with exposure to high base rates. CLO Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade (“IG”) and high yield (“HY”), provided the second greatest positive contribution. U.S. Treasury, ABS/MBS and Bank Loans holdings also provided positive contributions.

Top Performance Detractors

Each of PSQO’s sector allocations provided a positive contribution to performance. Exposure in CMBS and Investment Grade Bank Loans provided the smallest positive contribution.

Current Positioning

The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack is primarily split between AAA and BBB, followed by smaller allocations to CLO BB debt and CLO AA debt. U.S. Treasuries is the second largest allocation, followed closely by Bank Loans, HY Corporate Debt and ABS/MBS. IG Corporates is the smallest allocations. In ABS/MBS, we continue to like prime consumer borrowers while subprime consumers continue to struggle with higher inflation. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Fund Performance

The following graph and chart compare the initial and subsequent account values for the life of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Growth of $10,000

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
9/11/24
9/24
12/24
3/25
6/25
9/25
12/25
3/26
6/26
Palmer Square Credit Opportunities ETF - $11,163
Bloomberg U.S. Corporate 1-3 Year Index - $10,766
Bloomberg U.S. Aggregate Bond Index - $10,426

Table Summary
	Palmer Square Credit Opportunities ETF	Bloomberg U.S. Corporate 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
9/11/24	$10,000	$10,000	$10,000
9/24	$10,085	$10,032	$9,962
12/24	$10,216	$10,052	$9,657
3/25	$10,385	$10,215	$9,926
6/25	$10,577	$10,366	$10,045
9/25	$10,767	$10,514	$10,250
12/25	$10,931	$10,643	$10,361
3/26	$10,954	$10,675	$10,357
6/26	$11,163	$10,766	$10,426

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/11/24)
Palmer Square Credit Opportunities ETF	5.25%	6.14%
Bloomberg U.S. Corporate 1-3 Year Index	3.85%	4.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.34%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$259,135,706
Investment advisory fees paid	$738,409
Total Number of Portfolio Holdings	431
Portfolio Turnover Rate	84%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Issuers (% of net assets)

Table Summary
U.S. Treasury Notes	7.0%
Elmwood CLO Ltd.	4.7%
Carlyle US CLO Ltd.	2.5%
Post CLO Ltd.	2.3%
Dryden CLO Ltd.	2.3%
Magnetite Ltd.	2.2%
Empower CLO Ltd.	1.9%
Barings CLO Ltd.	1.6%
Signal Peak CLO Ltd.	1.4%
Riserva CLO Ltd.	1.3%

Investment Type (% of net assets)

Table Summary
Collateralized Loan Obligations	50.1%
Corporate Bonds	19.5%
U.S. Government and Agency Securities	7.0%
Bank Loans	10.7%
Residential Mortgage-Backed Securities	5.1%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	0.3%
Convertible Bonds	0.1%
Short term Investment	4.0%

Material Fund Changes

The Fund did not have any material changes that occurred since the beginning of the reporting period.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Credit Opportunities ETF | PSQO

For more information, please scan the QR code at right to navigate to additional hosted material at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf. You can also request this information by contacting us at (855) 513-9988.

PSQO0826

Annual Shareholder Report June 30, 2026

Palmer Square Income Plus Fund

Class I / PSYPX

This annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.  You can also request this information by contacting us at (800) 736-1145.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSYPX	$65	0.65%

Management's Discussion of Fund Performance

Summary of Results

As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.

For the 12-month period ended on June 30, 2026, the Palmer Square Income Plus Fund, Class I share, returned 4.26%. The Fund’s benchmark, the Bloomberg U.S. Corporate 1-3 Year Index, returned 3.85%, while the broad based Bloomberg Aggregate Bond Index returned 3.79% over the same time period.

Top Performance Contributors

The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates. Collateralized Loan Obligation (“CLO”) Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield, provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities (“ABS”) and Bank Loans holdings also provided positive contributions.

On a relative basis, the Fund outperformed its primary benchmark due to greater exposure to floating rate securities and lower duration. The Yield on 2-Year Treasuries increased by more than 25 basis points (or 1/100th of a percent) during the corresponding period as the market shifted expectations to a Fed Funds rate hike.

Top Performance Detractors

Each of the Fund’s sector allocations provided a positive contribution to performance. Residential Mortgage-Backed Securities (“RMBS”), Commercial Mortgage-Backed Securities (“CMBS”) and Investment Grade Bank Loans provided the least positive contribution to performance.

Current Positioning

The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack continues to be weighted towards AAA, which still offers tremendous value. Investment Grade Corporate Debt is the second largest allocation, but we may seek to increase exposure or add spread duration in the event that spreads widen to more attractive levels. Treasury Bills and RMBS are the next two largest allocations. The RMBS exposure is primarily prime borrowers. The Fund’s exposure to high yield corporate bonds remained focused on short duration, discounted High-Yield (“HY”) bonds, while selectively looking for new opportunities in the primary market. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $250,000

$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25
6/26
Palmer Square Income Plus Fund - $382,867
Bloomberg U.S. Corporate 1-3 Year Index - $332,796
Bloomberg U.S. Aggregate Bond Index - $309,010

Table Summary
	Palmer Square Income Plus Fund	Bloomberg U.S. Corporate 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
6/16	$250,000	$255,953	$265,092
6/17	$273,205	$259,603	$264,257
6/18	$280,799	$261,269	$263,212
6/19	$290,320	$274,155	$283,959
6/20	$295,084	$286,110	$308,780
6/21	$309,092	$290,495	$307,741
6/22	$300,969	$279,397	$276,051
6/23	$317,956	$284,071	$273,434
6/24	$345,879	$300,613	$280,652
6/25	$367,228	$320,455	$297,718
6/26	$382,867	$332,796	$309,010

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Palmer Square Income Plus Fund (Class I/PSYPX)	4.26%	4.37%	4.35%
Bloomberg U.S. Corporate 1-3 Year Index	3.85%	2.76%	2.66%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$883,165,632
Investment advisory fees paid	$4,974,609
Total Number of Portfolio Holdings	430
Portfolio Turnover Rate	82%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Notes	5.5%
Post CLO Ltd.	2.4%
Elmwood CLO Ltd.	1.8%
Empower CLO Ltd.	1.4%
OCP CLO Ltd.	1.3%
OBX Trust	1.3%
Dryden CLO Ltd.	1.3%
Sequoia Mortgage Trust	1.2%
EFMT	1.2%
PMT Loan Trust	1.2%

Investment Type (% of net assets)

Table Summary
Bonds	46.8%
Collateralized Loan Obligations	32.4%
Short Term Investments	11.1%
Bank Loans	5.9%
Exchange Traded Funds	0.9%
Other Assets in Excess of Liabilities	2.9%

Bond Sector Allocation

Table Summary
Corporate Bonds	26.6%
Residential Mortgage-Backed Securities	7.6%
Asset-Backed Securities	5.9%
U.S. Government	5.5%
Commercial Mortgage-Backed Securities	1.0%
Convertible Bonds	0.1%
Collateralized Mortgage Obligations	0.1%

Material Fund Changes

The Fund did not have any material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Income Plus Fund |

For more information, please scan the QR code at right to navigate to additional hosted material at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.

PSYPX0826

Annual Shareholder Report June 30, 2026

Palmer Square Income Plus Fund

Class T / PSTPX

This annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.  You can also request this information by contacting us at (800) 736-1145.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSTPX	$57	0.57%

Management's Discussion of Fund Performance

Summary of Results

As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.

For the 12-month period ended on June 30, 2026, the Palmer Square Income Plus Fund, Class T share, returned 4.46%. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 3.85%, while the broad based Bloomberg Aggregate Bond Index returned 3.79% over the same time period.

Top Performance Contributors

The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates. Collateralized Loan Obligation (“CLO”) Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield, provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities (“ABS”) and Bank Loans holdings also provided positive contributions.

On a relative basis, the Fund outperformed its primary benchmark due to greater exposure to floating rate securities and lower duration. The Yield on 2-Year Treasuries increased by more than 25 basis points (or 1/100th of a percent) during the corresponding period as the market shifted expectations to a Fed Funds rate hike.

Top Performance Detractors

Each of the Fund’s sector allocations provided a positive contribution to performance. Residential Mortgage-Backed Securities (“RMBS”), Commercial Mortgage-Backed Securities (“CMBS”) and Investment Grade Bank Loans provided the least positive contribution to performance.

Current Positioning

The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack continues to be weighted towards AAA, which still offers tremendous value. Investment Grade Corporate Debt is the second largest allocation, but we may seek to increase exposure or add spread duration in the event that spreads widen to more attractive levels. Treasury Bills and RMBS are the next two largest allocations. The RMBS exposure is primarily prime borrowers. The Fund’s exposure to high yield corporate bonds remained focused on short duration, discounted High-Yield (“HY”) bonds, while selectively looking for new opportunities in the primary market. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $5,000,000

$9,000,000
$8,000,000
$7,000,000
$6,000,000
$5,000,000
$4,000,000
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25
6/26
Palmer Square Income Plus Fund - $7,771,632
Bloomberg U.S. Corporate 1-3 Year Index - $6,655,923
Bloomberg U.S. Aggregate Bond Index - $6,180,199

Table Summary
	Palmer Square Income Plus Fund	Bloomberg U.S. Corporate 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
6/16	$5,000,000	$5,119,059	$5,301,831
6/17	$5,472,261	$5,192,063	$5,285,146
6/18	$5,632,803	$5,225,380	$5,264,237
6/19	$5,832,518	$5,483,097	$5,679,171
6/20	$5,937,133	$5,722,195	$6,175,608
6/21	$6,228,292	$5,809,897	$6,154,818
6/22	$6,073,719	$5,587,947	$5,521,027
6/23	$6,426,149	$5,681,412	$5,468,681
6/24	$7,007,484	$6,012,257	$5,613,035
6/25	$7,439,694	$6,409,110	$5,954,352
6/26	$7,771,632	$6,655,923	$6,180,199

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 YearsFootnote Reference1
Palmer Square Income Plus Fund (Class T/PSTPX)Footnote Reference1	4.46%	4.53%	4.51%
Bloomberg U.S. Corporate 1-3 Year Index	3.85%	2.76%	2.66%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Footnote	Description
Footnote[1]	Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$883,165,632
Investment advisory fees paid	$4,974,609
Total Number of Portfolio Holdings	430
Portfolio Turnover Rate	82%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Notes	5.5%
Post CLO Ltd.	2.4%
Elmwood CLO Ltd.	1.8%
Empower CLO Ltd.	1.4%
OCP CLO Ltd.	1.3%
OBX Trust	1.3%
Dryden CLO Ltd.	1.3%
Sequoia Mortgage Trust	1.2%
EFMT	1.2%
PMT Loan Trust	1.2%

Investment Type (% of net assets)

Table Summary
Bonds	46.8%
Collateralized Loan Obligations	32.4%
Short Term Investments	11.1%
Bank Loans	5.9%
Exchange Traded Funds	0.9%
Other Assets in Excess of Liabilities	2.9%

Bond Sector Allocation

Table Summary
Corporate Bonds	26.6%
Residential Mortgage-Backed Securities	7.6%
Asset-Backed Securities	5.9%
U.S. Government	5.5%
Commercial Mortgage-Backed Securities	1.0%
Convertible Bonds	0.1%
Collateralized Mortgage Obligations	0.1%

Material Fund Changes

The Fund did not have any material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Income Plus Fund |

For more information, please scan the QR code at right to navigate to additional hosted material at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.

PSTPX0826

Annual Shareholder Report June 30, 2026

Palmer Square Ultra-Short Duration Investment Grade Fund

Class I / PSDSX

This annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.  You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx.  You can also request this information by contacting us at (800) 736-1145.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSDSX	$50	0.50%

Management's Discussion of Fund Performance

Summary of Results

As a refresher, the investment objective of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”) is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund is invested primarily in a broad universe of credit such as fixed and floating rate investment grade corporate bonds and notes, collateralized loan obligations (“CLOs”), traditional asset-backed securities (“ABS”), and commercial paper. We believe our portfolio presents an ultra-short duration income alternative for investors targeting potential yield, capital preservation, and low volatility.

For the 12-month period ended on June 30, 2026, the Palmer Square Ultra-Short Duration Investment Grade Fund returned 4.17%. The Fund’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.84%, while the broad based Bloomberg Aggregate Bond Index returned 3.79% over the same time period.

Top Performance Contributors

On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration. Over the time period, CLO Debt provided the greatest positive contribution to performance. The Fund’s exposure in ABS/CMBS, Investment Grade (“IG”) Corporate Bonds and Treasury Bills also provided significant positive contributions.

Top Performance Detractors

Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Bank Loans and U.S. Treasuries as well as cash provided the least positive contribution to performance.

Current Positioning

We believe the Fund has solid diversification across both corporate and structured credit. The four main tools we have utilized to do this include investment grade corporate bonds, commercial paper, traditional asset-backed securities, and CLO debt.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $250,000

$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
10/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
6/25
6/26
Palmer Square Ultra-Short Duration Investment Grade Fund - $323,044
ICE BofA 3-Month U.S. Treasury Bill Index - $314,850
Bloomberg U.S. Aggregate Bond Index - $291,548

Table Summary
	Palmer Square Ultra-Short Duration Investment Grade Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/16	$250,000	$250,090	$249,350
6/17	$252,577	$250,999	$249,324
6/18	$256,648	$254,411	$248,338
6/19	$263,955	$260,309	$267,912
6/20	$268,992	$264,538	$291,332
6/21	$271,333	$264,787	$290,351
6/22	$268,004	$265,242	$260,452
6/23	$277,318	$274,805	$257,983
6/24	$294,483	$289,699	$264,793
6/25	$310,104	$303,219	$280,894
6/26	$323,044	$314,850	$291,548

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since InceptionFootnote Reference1
Palmer Square Ultra-Short Duration Investment Grade Fund (Class I/PSDSX)	4.17%	3.55%	2.67%
ICE BofA 3-Month U.S. Treasury Bill Index	3.84%	3.52%	2.39%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.59%
Footnote	Description
Footnote[1]	Palmer Square Ultra-Short Duration Investment Grade Fund commenced operations on October 7, 2016.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$46,525,367
Investment advisory fees paid	$152,163
Total Number of Portfolio Holdings	117
Portfolio Turnover Rate	103%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

Table Summary
Dryden CLO Ltd.	6.3%
AIMCO CLO Ltd.	4.3%
Elmwood CLO Ltd.	3.2%
Octagon Ltd.	3.2%
KKR CLO Ltd.	3.2%
Symphony CLO Ltd.	2.6%
CarVal CLO Ltd.	2.4%
Anchorage Capital CLO Ltd.	2.2%
Voya CLO Ltd.	2.2%
Empower CLO Ltd.	2.2%

Investment Type (% of net assets)

Table Summary
Collateralized Loan Obligations	51.2%
Bonds	28.6%
Short Term Investments	16.4%
Bank Loans	1.5%
Exchange Traded Funds	1.2%
Other Assets in Excess of Liabilities	1.1%

Bond Sector Allocation

Table Summary
Corporate Bonds	18.3%
Asset-Backed Securities	9.2%
Commercial Mortgage-Backed Securities	1.1%

Material Fund Changes

The Fund did not have any material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Ultra-Short Duration Investment Grade Fund |

For more information, please scan the QR code at right to navigate to additional hosted material at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.

PSDSX0826

(b)           Not applicable.

Item 2. Code of Ethics.

As of the end of the period, June 30, 2026, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics.  During the period covered by this report, there have been no waivers granted under the Code of Ethics. A copy of such Code of Ethics is available at www.palmersquarefunds.com. A copy of such Code of Ethics is available without charge by calling 816-994-3200.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee.  Megan Webber is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).
Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Palmer Square Funds Trust by Tait, Weller & Baker LLP (“Tait Weller”) for the fiscal year ended June 30, 2025 and June 30, 2026 were:

	2025	2026
Audit Fees(a)	$30,400	$85,700
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$5,600	$11,400
All Other Fees(d)	$0	$0
Total:	$36,000	$97,100

(a)           Audit Fees: These fees relate to professional services rendered by Tait Weller for the audit of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)           Audit Related Fees: These fees relate to assurance and related services by Tait Weller related to audit services in connection with the June 30, 2025 and June 30, 2026 annual financial statements.

(c)           Tax Fees: These fees relate to professional services rendered by Tait Weller for tax compliance, tax advice and tax planning.

(d)           All Other Fees: These fees relate to products and services provided by Tait Weller other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)      Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)      100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             Not Applicable.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended June 30, 2025 and June 30, 2026 were $5,600 and $11,400.

(h)           Not applicable.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, Christopher C. Nelson, James Neville Jr. and Megan Webber, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments.

(a)           The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are filed herewith.
(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Palmer Square Funds Trust
Palmer Square CLO Senior Debt ETF
(Ticker: PSQA)
Palmer Square Credit Opportunities ETF
(Ticker: PSQO)
ANNUAL FINANCIALS AND OTHER INFORMATION
JUNE 30, 2026

Palmer Square Funds Trust
Table of Contents
ANNUAL FINANCIALS AND OTHER INFORMATION 1
Table of Contents iii
Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square CLO Senior Debt ETF 1
Palmer Square Credit Opportunities ETF 5
Statements of Assets and Liabilities 25
Statements of Operations 26
Statements of Changes in Net Assets 27
Financial Highlights
Palmer Square CLO Senior Debt ETF 28
Palmer Square Credit Opportunities ETF 29
Notes to Financial Statements 30
Report of Independent Registered Public Accounting Firm 38
Federal Tax Information 39
Additional Information - Items 8-11 40
This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.
www.palmersquarefunds.com

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026
1
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS
—
104 .4%
AGL CLO Ltd.
Series 2021-13A-A1R 4.775% (3-Month Term SOFR + 110 basis points), 10/20/2034
1,2,3
1,000,000 $ 1,000,375
AGL Core CLO Ltd.
Series 2023-27A-BR 5.222% (3-Month Term SOFR + 155 basis points), 1/21/2039
1,2,3
2,000,000 2,007,247
Aimco CLO Ltd.
Series 2026-27A-A1 4.821% (3-Month Term SOFR + 114 basis points), 4/20/2039
1,2,3
2,500,000 2,501,423
AIMCO CLO Ltd.
Series 2020-11A-A1R2 5.020% (3-Month Term SOFR + 134 basis points), 7/17/2037
1,2,3
1,000,000 1,003,297
Series 2024-22A-A1R 4.825% (3-Month Term SOFR + 120 basis points), 4/19/2039
1,2,3
1,000,000 1,000,991
Apidos CLO Ltd.
Series 2018-18A-A1R2 4.994% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,3
1,000,000 1,001,773
Series 2021-35A-A1R 4.830% (3-Month Term SOFR + 119 basis points), 7/20/2039
1,2,3
1,500,000 1,501,393
Series 2023-44A-A1R 5.027% (3-Month Term SOFR + 136 basis points), 10/26/2037
1,2,3
1,750,000 1,753,476
Series 2024-49A-B 5.267% (3-Month Term SOFR + 160 basis points), 10/24/2037
1,2,3
1,500,000 1,504,215
Ares CLO Ltd.
Series 2015-2A-A1R4 4.970% (3-Month Term SOFR + 129 basis points), 7/17/2038
1,2,3
1,000,000 1,003,328
Series 2024-72A-B 5.373% (3-Month Term SOFR + 170 basis points), 7/15/2036
1,2,3
1,000,000 1,003,797
Ares Loan Funding Ltd.
Series 2025-ALF9A-A1 4.853% (3-Month Term SOFR + 118 basis points), 3/31/2038
1,2,3
1,000,000 1,000,001
Bain Capital Credit CLO Ltd.
Series 2019-1A-AR3 4.655% (3-Month Term SOFR + 98 basis points), 4/19/2034
1,2,3
1,710,000 1,712,091
Series 2019-2A-AR3 4.600% (3-Month Term SOFR + 92 basis points), 10/17/2032
1,2,3
699,969 700,376
Series 2022-1A-A1R 4.915% (3-Month Term SOFR + 124 basis points), 10/18/2038
1,2,3
1,500,000 1,503,723
Series 2022-2A-A1R 4.814% (3-Month Term SOFR + 115 basis points), 4/22/2035
1,2,3
750,000 750,680
Series 2023-1A-A1R 5.080% (3-Month Term SOFR + 140 basis points), 7/16/2038
1,2,3
1,000,000 1,002,802
Series 2023-3A-A1R 4.977% (3-Month Term SOFR + 131 basis points), 10/24/2038
1,2,3
2,000,000 2,004,804
Barings CLO Ltd.
Series 2022-4A-A1R 5.035% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,001,600
Battalion CLO Ltd.
Series 2017-11A-AR2 4.797% (3-Month Term SOFR + 113 basis points), 4/24/2034
1,2,3
1,975,313 1,977,354
Beechwood Park CLO Ltd.
Series 2019-1A-A1RR 4.750% (3-Month Term SOFR + 107 basis points), 1/17/2035
1,2,3
1,000,000 999,264
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 4.925% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,3
1,000,000 1,002,491
Series 2021-25A-A1R 4.673% (3-Month Term SOFR + 100 basis points), 1/15/2035
1,2,3
1,000,000 998,965
Series 2024-37A-A 5.017% (3-Month Term SOFR + 135 basis points), 1/25/2038
1,2,3
500,000 501,108
Series 2025-41A-A 4.967% (3-Month Term SOFR + 130 basis points), 7/25/2038
1,2,3
900,000 902,109
Series 2025-42A-A 4.967% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,3
1,000,000 1,002,396
Series 2026-47A-A 4.861% (3-Month Term SOFR + 119 basis points), 4/15/2039
1,2,3
2,000,000 2,004,000
Birch Grove CLO Ltd.
Series 2024-11A-A1 5.024% (3-Month Term SOFR + 136 basis points), 1/22/2038
1,2,3
500,000 500,666
Blueberry Park CLO Ltd.
Series 2024-1A-A 5.025% (3-Month Term SOFR + 135 basis points), 10/20/2037
1,2,3
1,000,000 1,001,004
Carlyle US CLO Ltd.
Series 2017-2A-AR2 5.165% (3-Month Term SOFR + 149 basis points), 7/20/2037
1,2,3
2,000,000 2,002,237
Series 2017-2AR-AR3 0.00%, 7/20/2037
1,3,4
2,000,000 2,000,990
Series 2020-2A-A1R2 4.747% (3-Month Term SOFR + 108 basis points), 1/25/2035
1,2,3
1,000,000 1,000,988
CarVal CLO Ltd.
Series 2023-1A-A1R 5.115% (3-Month Term SOFR + 144 basis points), 7/20/2037
1,2,3
1,000,000 1,002,476

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
2
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
CBAMR Ltd.
Series 2017-4A-BR 5.473% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,3
1,000,000 $ 1,004,644
Series 2020-13A-BR 5.320% (3-Month Term SOFR + 165 basis points), 4/20/2039
1,2,3
1,000,000 1,003,715
Cedar Funding CLO Ltd.
Series 2016-5A-AR2 4.882% (3-Month Term SOFR + 126 basis points), 1/17/2039
1,2,3
1,000,000 1,001,500
CIFC Funding Ltd.
Series 2018-1A-A1R 4.995% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,3
750,000 751,897
Series 2019-1A-A1R2 5.035% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,002,993
Series 2021-4A-AR 5.026% (3-Month Term SOFR + 136 basis points), 7/23/2037
1,2,3
2,000,000 2,005,799
Dewolf Park CLO Ltd.
Series 2017-1A-AR2 4.874% (3-Month Term SOFR + 121 basis points), 1/22/2039
1,2,3
2,000,000 2,001,919
Diameter Capital CLO Ltd.
Series 2024-7A-A1A 5.155% (3-Month Term SOFR + 148 basis points), 7/20/2037
1,2,3
2,000,000 2,002,495
Series 2024-7AR-A1R 0.00%, 7/20/2039
1,3,4
2,000,000 2,000,990
Dryden CLO Ltd.
Series 2019-68A-BRR 5.223% (3-Month Term SOFR + 155 basis points), 7/15/2035
1,2,3
1,000,000 1,002,065
Series 2019-80A-ARR 4.630% (3-Month Term SOFR + 95 basis points), 1/17/2033
1,2,3
760,939 761,404
Series 2019-80A-BRR 5.180% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,3
500,000 500,759
Series 2020-86A-A1R2 4.810% (3-Month Term SOFR + 113 basis points), 7/17/2034
1,2,3
1,000,000 1,001,109
Series 2022-97A-BR 5.325% (3-Month Term SOFR + 165 basis points), 10/20/2038
1,2,3
500,000 501,801
Dryden Senior Loan Fund
Series 2016-43A-AR3 4.745% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,3
1,000,000 1,001,446
Series 2017-49A-BR 5.537% (3-Month Term SOFR + 186 basis points), 7/18/2030
1,2,3
445,120 445,913
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.013% (3-Month Term SOFR + 134 basis points), 10/15/2038
1,2,3
1,750,000 1,753,919
Elmwood CLO Ltd.
Series 2020-1A-ARR 4.925% (3-Month Term SOFR + 125 basis points), 4/18/2037
1,2,3
2,000,000 2,006,115
Series 2021-1A-ARR 4.860% (3-Month Term SOFR + 122 basis points), 4/20/2037
1,2,3
1,000,000 1,000,861
Series 2022-1A-A1R 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,3
1,000,000 1,002,881
Series 2025-1A-A 4.814% (3-Month Term SOFR + 115 basis points), 4/22/2038
1,2,3
2,500,000 2,501,751
GoldenTree Loan Management US CLO Ltd.
Series 2022-12A-B1R 5.325% (3-Month Term SOFR + 165 basis points), 7/20/2037
1,2,3
250,000 250,690
Series 2024-19A-AR 4.825% (3-Month Term SOFR + 115 basis points), 7/20/2039
1,2,3
1,000,000 1,000,945
Golub Capital Partners CLO Ltd.
Series 2023-68A-BR 5.367% (3-Month Term SOFR + 170 basis points), 7/25/2038
1,2,3
1,000,000 1,004,104
HPS Loan Management Ltd.
Series 2024-20A-B1 5.517% (3-Month Term SOFR + 185 basis points), 7/25/2037
1,2,3
750,000 752,830
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.774% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,3
3,000,000 2,996,850
Juniper Valley Park CLO Ltd.
Series 2023-1A-ARR 4.755% (3-Month Term SOFR + 108 basis points), 7/20/2036
1,2,3
1,000,000 1,000,250
KKR CLO Ltd.
Series 18-A1R2 4.725% (3-Month Term SOFR + 105 basis points), 10/18/2035
1,2,3
1,269,898 1,270,662
Series 2022-41A-B 5.573% (3-Month Term SOFR + 190 basis points), 4/15/2035
1,2,3
1,000,000 1,002,240
Madison Park Funding Ltd.
Series 13A-BR2 4.966% (3-Month Term SOFR + 130 basis points), 11/21/2030
1,2,3
700,000 701,163
Series 2019-35A-A1R2 4.799% (3-Month Term SOFR + 122 basis points), 2/13/2039
1,2,3
2,000,000 2,000,600
Series 2021-59A-A1R 5.175% (3-Month Term SOFR + 150 basis points), 4/18/2037
1,2,3
2,000,000 2,003,235
Series 2025-71A-A1 4.806% (3-Month Term SOFR + 114 basis points), 4/23/2038
1,2,3
2,000,000 1,995,999

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
3
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2025-71A-B 5.166% (3-Month Term SOFR + 150 basis points), 4/23/2038
1,2,3
1,000,000 $ 999,500
Magnetite Ltd.
Series 2019-23A-AR2 4.657% (3-Month Term SOFR + 99 basis points), 1/25/2035
1,2,3
3,000,000 3,002,372
Series 2019-23A-BR2 5.017% (3-Month Term SOFR + 135 basis points), 1/25/2035
1,2,3
1,000,000 1,001,623
Series 2021-29A-AR 5.023% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
250,000 250,614
Series 2022-35A-A1RR 4.867% (3-Month Term SOFR + 120 basis points), 1/25/2039
1,2,3
2,000,000 2,002,410
Series 2023-37A-A1R 4.867% (3-Month Term SOFR + 120 basis points), 10/25/2038
1,2,3
2,000,000 2,000,700
Series 2024-44A-A1 5.023% (3-Month Term SOFR + 135 basis points), 10/15/2037
1,2,3
1,500,000 1,503,199
Series 2024-47A-A 4.997% (3-Month Term SOFR + 133 basis points), 1/25/2038
1,2,3
1,325,000 1,329,664
Series 2025-45A-A1 4.823% (3-Month Term SOFR + 115 basis points), 4/15/2038
1,2,3
2,000,000 1,998,024
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-A1R 4.956% (3-Month Term SOFR + 129 basis points), 10/23/2037
1,2,3
1,000,000 1,000,805
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-27A-BR 5.423% (3-Month Term SOFR + 175 basis points), 7/15/2038
1,2,3
465,000 466,763
Series 2019-31A-AR2 4.905% (3-Month Term SOFR + 123 basis points), 1/20/2039
1,2,3
625,000 626,114
Series 2019-33A-AR2 4.900% (3-Month Term SOFR + 122 basis points), 4/16/2039
1,2,3
3,000,000 3,001,500
Series 2022-47A-AR 4.759% (3-Month Term SOFR + 109 basis points), 4/16/2035
1,2,3
1,000,000 1,000,506
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.055% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,3
1,000,000 1,002,251
Series 2019-4AR-AR3 0.00%, 7/20/2037
1,3,4
1,000,000 1,000,495
Octagon Investment Partners Ltd.
Series 2019-1A-A1RR 4.715% (3-Month Term SOFR + 104 basis points), 1/20/2035
1,2,3
2,300,000 2,301,538
Octagon Ltd.
Series 2021-1A-AR 4.743% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,3
1,000,000 1,000,512
Series 2024-1A-A1R 5.175% (3-Month Term SOFR + 128 basis points), 4/18/2037
1,2,3
1,000,000 1,002,016
OHA Credit Funding Ltd.
Series 2022-11A-B1R 5.275% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
500,000 501,382
OHA Credit Partners Ltd.
Series 2012-7A-AR4 4.782% (3-Month Term SOFR + 114 basis points), 2/20/2038
1,2,3
2,000,000 1,999,761
Palmer Square CLO Ltd.
Series 2021-3A-A1R 4.963% (3-Month Term SOFR + 129 basis points), 10/15/2038
1,2,3,5
1,000,000 1,003,000
Series 2021-4A-BR 5.373% (3-Month Term SOFR + 170 basis points), 7/15/2038
1,2,3,5
1,799,110 1,806,529
Palmer Square Loan Funding Ltd.
Series 2024-3A-A2R 4.800% (3-Month Term SOFR + 115 basis points), 8/8/2032
1,2,3,5
1,000,000 1,001,022
Rad CLO Ltd.
Series 2024-23A-A1AR 4.982% (3-Month Term SOFR + 125 basis points), 7/20/2041
1,2,3
1,000,000 1,001,250
Regatta Funding Ltd.
Series 2019-2A-A1R2 4.863% (3-Month Term SOFR + 119 basis points), 4/15/2039
1,2,3
1,350,000 1,349,662
Series 2021-1A-BR 5.223% (3-Month Term SOFR + 155 basis points), 4/15/2038
1,2,3
1,000,000 1,003,237
Series 2021-2A-AR 4.853% (3-Month Term SOFR + 118 basis points), 1/15/2038
1,2,3
2,000,000 2,001,073
Riserva CLO Ltd.
Series 2016-3A-AR3 4.725% (3-Month Term SOFR + 105 basis points), 1/18/2034
1,2,3
915,279 915,712
RR Ltd.
Series 2021-14A-A1 5.055% (3-Month Term SOFR + 138 basis points), 4/15/2036
1,2,3
1,450,000 1,450,805
Signal Peak CLO Ltd.
Series 2017-4A-AR2 4.787% (3-Month Term SOFR + 112 basis points), 10/26/2034
1,2,3
1,000,000 1,000,544
Series 2017-4A-BR2 5.317% (3-Month Term SOFR + 165 basis points), 10/26/2034
1,2,3
1,000,000 1,002,731
Silver Point CLO Ltd.
Series 2025-15A-A 4.918% (3-Month Term SOFR + 125 basis points), 1/15/2039
1,2,3
2,000,000 2,002,004

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
4
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Sound Point CLO Ltd.
Series 2018-2A-A 5.028% (3-Month Term SOFR + 136 basis points), 7/26/2031
1,2,3
60,709 $ 60,738
Symphony CLO Ltd.
Series 2021-25A-AR 4.725% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,3
1,250,000 1,251,059
THL Credit Wind River CLO Ltd.
Series 2019-3A-AR3 4.873% (3-Month Term SOFR + 120 basis points), 1/15/2038
1,2,3
2,000,000 1,999,415
Thompson Park CLO Ltd.
Series 2021-1A-A1R 4.723% (3-Month Term SOFR + 105 basis points), 4/15/2034
1,2,3
1,500,000 1,500,394
Trinitas CLO Ltd.
Series 2017-6A-AR4 4.777% (3-Month Term SOFR + 111 basis points), 1/25/2034
1,2,3
968,248 969,064
Series 2019-10A-AR2 4.813% (3-Month Term SOFR + 114 basis points), 1/15/2035
1,2,3
1,000,000 1,000,863
Series 2019-10A-B1R2 5.373% (3-Month Term SOFR + 170 basis points), 1/15/2035
1,2,3
1,500,000 1,503,380
Series 2021-15A-A1R 4.784% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,3
500,000 500,511
Series 2021-15A-B1R 5.314% (3-Month Term SOFR + 165 basis points), 4/22/2034
1,2,3
250,000 250,499
Venture CLO Ltd.
Series 2022-45A-A1R 4.945% (3-Month Term SOFR + 127 basis points), 7/20/2035
1,2,3
1,580,000 1,581,835
Voya CLO Ltd.
Series 2019-4A-BR 5.685% (3-Month Term SOFR + 201 basis points), 1/15/2035
1,2,3
250,000 250,625
Series 2024-1AR-A1AR 0.00%, 7/15/2039
1,3,4
1,500,000 1,500,000
Series 2024-1AR-BR 0.00%, 7/15/2039
1,3,4
1,000,000 1,000,000
Wellman Park CLO Ltd.
Series 2021-1A-AR 5.023% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
1,000,000 1,000,874
Whitebox CLO Ltd.
Series 2020-2A-A1R2 5.047% (3-Month Term SOFR + 138 basis points), 10/24/2037
1,2,3
2,000,000 2,006,781
Wind River CLO Ltd.
Series 2021-4A-AR 4.902% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,3
2,000,000 2,002,136
Series 2023-1A-BR 5.467% (3-Month Term SOFR + 180 basis points), 7/25/2038
1,2,3
1,000,000 1,004,682
Series 2024-1A-AR 4.981% (3-Month Term SOFR + 133 basis points), 4/20/2037
1,2,3
1,000,000 1,000,467
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $148,797,959) 149,001,625
TOTAL INVESTMENTS — 104.4%
(Cost $148,797,959) 149,001,625
Liabilities in Excess of Other Assets — (4.4)% (6,232,512)
TOTAL NET ASSETS — 100.0% $ 142,769,113
1
Callable.
2
Floating rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $149,001,625 which represents 104.37% of total net assets of the Fund.
4
Variable rate security.
5
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026
5
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 4.9%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
108,979 $ 108,978
American Express Credit Account Master Trust
Series 2024-1-A
, 5.230% , 4/15/2029
1
865,000 872,295
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
1,269,497 1,272,308
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
138,779 138,494
BofA Auto Trust
Series 2024-1A-A3
, 5.350% , 11/15/2028
1,2
578,352 581,005
Chase Auto Owner Trust
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
180,563 180,392
Series 2026-1A-A2
, 4.250% , 7/25/2029
1,2
590,000 589,897
Dell Equipment Finance Trust
Series 2024-1-A3
, 5.390% , 3/22/2030
1,2
200,105 200,910
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
625,229 629,096
Ford Credit Auto Lease Trust
Series 2026-A-A3
, 4.000% , 7/15/2029
1
1,080,000 1,073,038
GM Financial Automobile Leasing Trust
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
20,761 20,781
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
516,218 516,236
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
300,837 301,026
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
92,682 93,079
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
29,639 29,656
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
40,628 40,677
Series 2025-B-A3
, 4.530% , 4/17/2028
1,2
1,600,000 1,603,379
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
43,855 43,900
John Deere Owner Trust
Series 2024-A-A3
, 4.960% , 11/15/2028
1
384,344 385,870
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
22,191 22,204
Series 2025-B-A2A
, 4.280% , 7/17/2028
1
1,518,164 1,518,784
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
114,184 114,614
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
59,809 59,880
MMAF Equipment Finance LLC
Series 2024-A-A3
, 4.950% , 7/14/2031
1,2
625,000 629,607
Porsche Financial Auto Securitization Trust
Series 2024-1A-A3
, 4.440% , 1/22/2030
1,2
549,228 549,830
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
33,310 33,412
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
27,203 27,229

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
6
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
26,219 $ 26,231
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
382,000 384,239
Volkswagen Auto Lease Trust
Series 2026-A-A3
, 4.170% , 3/20/2029
1
555,000 552,919
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
70,708 70,772
TOTAL ASSET-BACKED SECURITIES
(Cost $12,690,160) 12,670,738
BANK LOANS
—
10.7%
A-AP Buyer, Inc., First Lien, Initial Term Loan, B
6.413% (3-Month Term SOFR + 275 basis points), 9/9/2031
1,3,4
197,494 198,398
Acrisure LLC, First Lien, 2025 Refinancing Term Loan, B
6.894% (1-Month Term SOFR + 325 basis points), 6/21/2032
1,3,4
198,500 179,990
Acrisure LLC, First Lien, Term Loan, B6
6.644% (1-Month Term SOFR + 300 basis points), 11/6/2030
1,3,4
198,990 180,501
AI Aqua Merger Sub, Inc., First Lien, 2026 Refinancing Term Loan, B
6.142% (1-Month Term SOFR + 250 basis points; 3-Month Term SOFR + 250 basis points),
7/31/2028
3,4
249,375 249,436
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan
6.120% (1-Month Term SOFR + 250 basis points), 9/19/2031
1,3,4
347,001 342,783
Allied Universal Holdco LLC, First Lien, Amendment No. 7 Replacement USD Term Loan
6.894% (1-Month Term SOFR + 325 basis points), 8/20/2032
1,3,4
498,744 499,564
Altium Packaging LLC, First Lien, 2024 Refinancing Term Loan
6.144% (1-Month Term SOFR + 250 basis points), 6/11/2031
1,3,4
447,212 435,808
American Airlines, Inc., First Lien, 2024 Term Loan, B
5.935% (6-Month Term SOFR + 225 basis points), 2/15/2028
1,3,4
98,980 98,213
Amynta Agency Borrower, Inc., First Lien, 2026 Refinancing Term Loan
6.144% (1-Month Term SOFR + 250 basis points), 12/29/2031
1,3,4
149,250 147,509
Astoria Energy LLC, First Lien, Advance Term Loan, B
5.909% (1-Month Term SOFR + 225 basis points; 3-Month Term SOFR + 225 basis points),
6/23/2032
1,3,4
135,607 135,918
AthenaHealth Group, Inc., First Lien, Fourth Amendment Term Loan
6.894% (1-Month Term SOFR + 325 basis points), 2/16/2032
3,4
375,000 371,578
Aveanna Healthcare LLC, First Lien, 2026 Term Loan
6.644% (1-Month Term SOFR + 300 basis points), 9/17/2032
3,4
350,000 351,888
Barracuda Networks, Inc., First Lien, Initial Term Loan
8.163% (3-Month Term SOFR + 450 basis points), 8/15/2029
1,3,4
324,160 222,455
BCP VI Summit Holdings LP, First Lien, Initial Term Loan
6.370% (1-Month Term SOFR + 275 basis points), 1/30/2032
1,3,4
375,000 376,436
Belden, Inc., First Lien, Term Loan
6.491% (12-Month Term SOFR + 275 basis points), 6/10/2033
3,4
175,000 175,438
Belron Finance 2019 LLC, First Lien, Term Loan, B
5.657% (3-Month Term SOFR + 200 basis points), 10/16/2031
3,4
197,508 197,610

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
7
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Boluda Towage Luxembourg SARL, First Lien, Term Loan, B
6.241% (12-Month Term SOFR + 250 basis points), 5/27/2033
3,4
525,000 $ 526,642
Brown Group Holding LLC, First Lien, Initial Term Loan
6.144% (1-Month Term SOFR + 250 basis points), 7/1/2031
1,3,4
498,104 499,950
Burlington Coat Factory Warehouse Corp., First Lien, Term Loan, B
5.394% (1-Month Term SOFR + 175 basis points), 9/24/2031
1,3,4
197,990 197,990
Calpine Construction Finance Co. LP, First Lien, 2025 Refinancing Term Loan
5.394% (1-Month Term SOFR + 175 basis points), 7/31/2030
1,3,4
100,000 100,047
Citadel Securities LP, First Lien, 2026-1 Term Loan
5.661% (3-Month Term SOFR + 200 basis points), 6/10/2033
3,4
473,502 473,009
Citco Funding LLC, First Lien, 2026 Term Loan
5.663% (3-Month Term SOFR + 200 basis points), 1/31/2033
3,4
49,750 49,661
Clarios Global LP, First Lien, 2024 Dollar Term Loan
6.144% (1-Month Term SOFR + 250 basis points), 5/6/2030
1,3,4
488,016 489,085
Clover Holdings 2 LLC, First Lien, Initial Term Loan
7.375% (1-Month Term SOFR + 375 basis points), 12/9/2031
3,4
299,244 286,401
Colossus Acquireco LLC, First Lien, Initial Term Loan
5.386% (1-Month Term SOFR + 175 basis points), 1/31/2033
3,4
350,000 348,178
Cotiviti, Inc., First Lien, Initial Fixed Rate Term Loan
7.625% , 5/1/2031
3,4
250,000 234,219
Cotiviti, Inc., First Lien, New Term Loan, B
6.370% (1-Month Term SOFR + 275 basis points), 5/1/2031
1,3,4
98,250 90,114
CPV Fairview LLC, First Lien, Term Loan, B
6.232% (3-Month Term SOFR + 250 basis points), 8/14/2031
1,3,4
122,173 122,474
Crown Subsea Communications Holding, Inc., First Lien, 2026 Term Loan
6.620% (1-Month Term SOFR + 300 basis points), 1/30/2031
3,4
300,000 301,301
Delta Topco, Inc., Second Lien, Second Amendment Term Loan
8.902% (3-Month Term SOFR + 525 basis points), 12/24/2030
3,4
200,000 184,250
Discovery Global Holdings, Inc., First Lien, Initial Dollar Term Loan
6.241% (12-Month Term SOFR + 250 basis points), 6/3/2033
3,4
514,904 515,687
Edelman Financial Engines Center LLC (The), First Lien, Initial Term Loan
7.620% (1-Month Term SOFR + 400 basis points), 11/28/2031
1,3,4
400,000 401,594
EFS Cogen Holdings I LLC, First Lien, Refinancing Term Loan, B
6.232% (3-Month Term SOFR + 250 basis points), 10/3/2031
3,4
563,212 565,041
Ensemble RCM LLC, First Lien, Closing Date Term Loan
6.663% (3-Month Term SOFR + 300 basis points), 2/9/2033
3,4
450,000 448,763
EVERTEC Group LLC, First Lien, Term Loan, B
5.894% (1-Month Term SOFR + 225 basis points), 10/30/2030
3,4
250,000 250,416
EW Scripps Co. (The), First Lien, Term Loan, B2
9.504% (1-Month Term SOFR + 575 basis points), 6/30/2028
3,4
92,596 92,770
Financiere Mendel SAS, First Lien, New Term Loan, B
6.393% (3-Month Term SOFR + 275 basis points), 11/11/2030
3,4
197,494 198,143
Fleet US Bidco, Inc., First Lien, Term Loan, B2
6.394% (1-Month Term SOFR + 275 basis points), 2/21/2031
1,3,4
198,500 198,996
Fugue Finance BV, First Lien, 14th Amendment Term Loan
5.916% (3-Month Term SOFR + 225 basis points), 1/9/2032
3,4
198,005 197,774
GIH Borrower LLC, First Lien, Term Loan, B
6.200% (3-Month Term SOFR + 250 basis points), 11/26/2031
1,3,4
98,750 98,829

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
8
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Global Medical Response, Inc., First Lien, Initial Term Loan
6.889% (1-Month Term SOFR + 325 basis points), 10/1/2032
1,3,4
365,771 $ 367,143
Graham Packaging Co., Inc., First Lien, Initial Term Loan
5.894% (1-Month Term SOFR + 225 basis points), 1/26/2033
3,4
375,000 375,664
Great Outdoors Group LLC, First Lien, Term Loan, B
6.894% (1-Month Term SOFR + 325 basis points), 1/23/2032
1,3,4
248,737 249,826
Harbor Freight Tools USA, Inc., First Lien, Initial Term Loan
5.894% (1-Month Term SOFR + 225 basis points), 6/11/2031
1,3,4
482,144 481,052
Hudson River Trading LLC, First Lien, Term Loan, B2
6.139% (1-Month Term SOFR + 250 basis points), 3/18/2030
3,4
446,253 443,723
Hunterstown Generation LLC, First Lien, Term Loan
6.371% (1-Month Term SOFR + 275 basis points), 11/6/2031
3,4
382,871 383,110
Inception Finco SARL, First Lien, Term Loan, B9
6.950% (3-Month Term SOFR + 325 basis points), 4/18/2031
3,4
199,000 199,539
INEOS Finance plc, First Lien, Term Loan, B
8.842% (12-Month Term SOFR + 500 basis points), 11/9/2032
3,4
425,000 400,210
Installed Building Products, Inc., First Lien, Term Loan, B3
5.394% (1-Month Term SOFR + 175 basis points), 3/28/2031
1,3,4
98,492 99,026
IRB Holding Corp., First Lien, 2025 Replacement Term Loan, B
6.108% (1-Month Term SOFR + 250 basis points), 12/16/2030
1,3,4
286,144 286,536
Iridium Satellite LLC, First Lien, Term Loan, B4
5.894% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
347,680 348,316
Jane Street Group LLC, First Lien, Extended Term Loan, B
5.666% (3-Month Term SOFR + 200 basis points), 12/15/2031
1,3,4
498,684 494,777
Jupiter Borrower, Inc., First Lien, Term Loan, B
6.217% (12-Month Term SOFR + 275 basis points), 3/25/2033
3,4
500,000 500,210
Lackawanna Energy Center LLC, First Lien, Term Loan, B
6.374% (1-Month Term SOFR + 275 basis points), 7/23/2032
3,4
438,062 439,568
LSF12 Crown US Commercial Bidco LLC, First Lien, 2026 Refinancing Term Loan
6.620% (1-Month Term SOFR + 300 basis points), 12/2/2031
3,4
90,806 91,139
Michael Baker International, Inc., First Lien, Term Loan, B1
7.663% (3-Month Term SOFR + 400 basis points), 12/1/2028
3,4
98,253 98,345
Mitchell International, Inc., Second Lien, Initial Term Loan
8.894% (1-Month Term SOFR + 525 basis points), 6/7/2032
3,4
200,000 184,700
NAB Holdings LLC, First Lien, 2025 Refinancing Term Loan
6.232% (3-Month Term SOFR + 250 basis points), 11/24/2028
3,4
398,990 373,181
Nexstar Media, Inc., First Lien, Term Loan, B7
6.394% (1-Month Term SOFR + 275 basis points), 3/18/2033
3,4
362,435 359,296
OAK-Eagle Acquireco, Inc., First Lien, Term Loan, B1
6.967% (12-Month Term SOFR + 350 basis points), 3/23/2033
1,3,4
350,000 351,257
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
6.644% (1-Month Term SOFR + 300 basis points), 7/2/2031
1,3,4
98,000 95,207
Osaic Holdings, Inc., First Lien, Term Loan, B1
6.232% (3-Month Term SOFR + 250 basis points), 7/30/2032
3,4
375,000 370,641
Padagis LLC, First Lien, Term Loan, B
8.689% (3-Month Term SOFR + 475 basis points), 7/6/2028
1,3,4
173,185 164,526
Pegasus Bidco BV, 2026-1 Dollar Term Loan
6.241% (12-Month Term SOFR + 250 basis points), 7/12/2032
3,4
498,744 499,577

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
9
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Penn Entertainment, Inc., First Lien, Term Loan, B
5.644% (1-Month Term SOFR + 200 basis points), 5/30/2033
1,3,4
248,705 $ 248,394
Phoenix Guarantor, Inc., First Lien, Term Loan, B6
5.644% (1-Month Term SOFR + 200 basis points), 2/21/2031
3,4
542,573 542,179
Plastipak Packaging, Inc., First Lien, Term Loan, B
6.144% (1-Month Term SOFR + 250 basis points), 9/24/2032
1,3,4
398,997 399,299
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term
Loan
6.950% (3-Month Term SOFR + 325 basis points), 10/28/2030
1,3,4
98,744 72,132
Quartz AcquireCo LLC, First Lien, Term Loan, B2
5.982% (3-Month Term SOFR + 225 basis points), 6/28/2030
3,4
197,462 165,621
Quikrete Holdings, Inc., First Lien, Term Loan, B2
5.894% (1-Month Term SOFR + 225 basis points), 3/19/2029
1,3,4
448,218 448,928
Quikrete Holdings, Inc., First Lien, Term Loan, B3
5.894% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
98,750 98,791
Red Planet Borrower LLC, First Lien, Initial Term Loan
7.370% (1-Month Term SOFR + 375 basis points), 9/8/2032
1,3,4
348,492 349,001
Ryan Specialty LLC, First Lien, Term Loan, B1
5.620% (1-Month Term SOFR + 200 basis points), 9/15/2031
1,3,4
447,995 447,715
Sazerac Co., Inc., First Lien, Term Loan, B2
5.630% (1-Month Term SOFR + 200 basis points), 7/9/2032
3,4
300,000 299,954
SCIL USA Holdings LLC, First Lien, Term Loan, B2
7.653% (3-Month Term SOFR + 400 basis points), 11/8/2032
3,4
498,750 498,750
Select Medical Corp., First Lien, Term Loan
6.474% (12-Month Term SOFR + 300 basis points), 12/31/2031
3,4
350,000 351,750
Sophos Holdings LLC, First Lien, Dollar Term Loan
7.258% (1-Month Term SOFR + 350 basis points), 3/5/2027
1,3,4
373,017 348,889
St. George's University Scholastic Services LLC, First Lien, Term Loan
6.370% (1-Month Term SOFR + 275 basis points), 2/12/2029
3,4
350,000 345,378
Summer BC Holdco B SARL, First Lien, Extended Term Loan, B
8.992% (3-Month Term SOFR + 500 basis points), 2/15/2029
3,4
373,096 321,536
Tecta America Corp., First Lien, 2026 Term Loan, B
6.144% (1-Month Term SOFR + 250 basis points), 2/18/2032
3,4
375,000 375,771
Tega MC Australia Holdings Pty. Ltd., First Lien, Term Loan, B
6.974% (12-Month Term SOFR + 350 basis points), 6/1/2033
3,4
500,000 503,440
Tory Burch LLC, First Lien, Initial Term Loan, B
7.644% (1-Month Term SOFR + 400 basis points), 4/30/2031
3,4
400,000 398,958
TransDigm, Inc., First Lien, Term Loan, K
5.870% (1-Month Term SOFR + 225 basis points), 3/22/2030
1,3,4
448,872 449,415
Traverse Midstream Partners LLC, First Lien, Term Loan, B
6.061% (12-Month Term SOFR + 225 basis points), 4/20/2033
3,4
475,000 475,297
Trilon Group LLC, First Lien, Delayed Draw Term Loan
0.00%, 6/13/2033
3,4,5
38,776 38,824
Trilon Group LLC, First Lien, Term Loan
7.207% (12-Month Term SOFR + 350 basis points), 6/13/2033
3,4
436,224 436,770
Whatabrands LLC, First Lien, 2024-2 Refinancing Term Loan, B
6.144% (1-Month Term SOFR + 250 basis points), 8/3/2028
1,3,4
422,854 422,786

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
10
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
White Cap Supply Holdings LLC, First Lien, Term Loan, C
6.894% (1-Month Term SOFR + 325 basis points), 10/19/2029
1,3,4
249,367 $ 249,285
Worthington Steel, Inc., First Lien, Initial Term Loan
7.707% (12-Month Term SOFR + 400 basis points), 6/1/2033
3,4
375,000 374,591
Zelis Cost Management Buyer, Inc., First Lien, Term Loan, B2
6.394% (1-Month Term SOFR + 275 basis points), 9/28/2029
3,4
374,043 365,798
TOTAL BANK LOANS
(Cost $27,825,278) 27,720,680
COLLATERALIZED LOAN OBLIGATIONS
—
50.1%
1988 CLO Ltd.
Series 2022-1A-D1R 6.773% (3-Month Term SOFR + 310 basis points), 10/15/2039
1,2,4
1,000,000 1,002,432
522 Funding CLO Ltd.
Series 2020-6A-DR 7.078% (3-Month Term SOFR + 341 basis points), 10/23/2034
1,2,4
1,000,000 994,925
720 East CLO Ltd.
Series 2023-2A-D1R 6.423% (3-Month Term SOFR + 275 basis points), 10/15/2038
1,2,4
500,000 502,676
Series 2023-2A-ER 9.173% (3-Month Term SOFR + 550 basis points), 10/15/2038
1,2,4
500,000 494,520
Series 2024-1A-D1R 6.572% (3-Month Term SOFR + 290 basis points), 7/15/2039
1,2,4
1,000,000 1,004,268
Aimco CLO Ltd.
Series 2026-27A-A1 4.821% (3-Month Term SOFR + 114 basis points), 4/20/2039
1,2,4
1,500,000 1,500,854
AIMCO CLO Ltd.
Series 2021-16A-AR 5.080% (3-Month Term SOFR + 140 basis points), 7/17/2037
1,2,4
1,000,000 1,000,000
Anchorage Capital CLO Ltd.
Series 2022-24A-A1R 5.103% (3-Month Term SOFR + 143 basis points), 7/15/2037
1,2,4
1,000,000 1,002,878
Apidos CLO Ltd.
Series 2018-18A-A1R2 4.994% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,4
500,000 500,887
Series 2025-54A-A1 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,000,000 1,001,918
Ares CLO Ltd.
Series 2017-43A-D1R2 6.673% (3-Month Term SOFR + 300 basis points), 1/15/2038
1,2,4
500,000 503,880
Series 2021-61A-ER 10.515% (3-Month Term SOFR + 684 basis points), 4/20/2037
1,2,4
500,000 480,001
Series 2022-66A-D1R2 6.567% (3-Month Term SOFR + 290 basis points), 10/25/2038
1,2,4
1,000,000 997,834
Series 2025-76A-E 10.833% (3-Month Term SOFR + 716 basis points), 5/27/2038
1,2,4
250,000 255,752
Series 2026-80A-E 9.404% (3-Month Term SOFR + 575 basis points), 5/5/2039
1,2,4
500,000 502,996
Ares Loan Funding Ltd.
Series 2021-ALFA-D1R 6.523% (3-Month Term SOFR + 285 basis points), 4/15/2039
1,2,4
1,000,000 1,002,430
Arini US CLO Ltd.
Series 5A-D 6.623% (3-Month Term SOFR + 295 basis points), 4/15/2039
1,2,4
1,000,000 1,008,727
Series 7A-E 9.082% (3-Month Term SOFR + 535 basis points), 7/15/2039
1,2,4
1,000,000 1,000,000
Bain Capital Credit CLO Ltd.
Series 2021-3A-D 7.029% (3-Month Term SOFR + 336 basis points), 7/24/2034
1,2,4
1,000,000 976,730
Series 2024-2A-D1R 6.494% (3-Month Term SOFR + 275 basis points), 7/15/2039
1,2,4
1,000,000 1,000,000
Series 2024-2A-D2R 7.534% (3-Month Term SOFR + 379 basis points), 7/15/2039
1,2,4
500,000 500,000
Ballyrock CLO Ltd.
Series 2021-17A-DR 9.775% (3-Month Term SOFR + 610 basis points), 10/20/2038
1,2,4
250,000 246,627
Barings CLO Ltd.
Series 2022-1A-ER 9.923% (3-Month Term SOFR + 625 basis points), 1/15/2039
1,2,4
500,000 496,247
Series 2023-1A-ER 10.375% (3-Month Term SOFR + 670 basis points), 4/20/2038
1,2,4
500,000 503,629
Series 2025-3A-D1 6.475% (3-Month Term SOFR + 280 basis points), 3/31/2038
1,2,4
1,000,000 1,001,208

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
11
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2025-7A-D1 6.373% (3-Month Term SOFR + 270 basis points), 1/15/2038
1,2,4
1,000,000 $ 1,004,137
Series 2025-8A-E 8.672% (3-Month Term SOFR + 500 basis points), 1/15/2039
1,2,4
1,000,000 1,001,110
Beechwood Park CLO Ltd.
Series 2019-1A-A1RR 4.750% (3-Month Term SOFR + 107 basis points), 1/17/2035
1,2,4
1,000,000 999,264
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 4.925% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,4
1,000,000 1,002,490
Series 2025-42A-A 4.967% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,4
1,000,000 1,002,396
Birch Grove CLO Ltd.
Series 2024-8A-ER 9.665% (3-Month Term SOFR + 599 basis points), 4/20/2039
1,2,4
500,000 507,922
BlueMountain CLO Ltd.
Series 2020-30A-DR 6.973% (3-Month Term SOFR + 330 basis points), 4/15/2035
1,2,4
900,000 892,834
Broad River BSL Funding CLO Ltd.
Series 2020-1A-AR 5.107% (3-Month Term SOFR + 143 basis points), 7/20/2034
1,2,4
2,000,000 2,000,000
Series 2020-1A-ER 10.437% (3-Month Term SOFR + 676 basis points), 7/20/2034
1,2,4
500,000 500,000
Bryant Park Funding Ltd.
Series 2021-17RA-ER 10.605% (3-Month Term SOFR + 693 basis points), 1/20/2038
1,2,4
500,000 478,649
Series 2023-20A-DR 7.073% (3-Month Term SOFR + 340 basis points), 4/15/2038
1,2,4
250,000 251,439
Series 2023-21A-ER 8.925% (3-Month Term SOFR + 525 basis points), 10/18/2038
1,2,4
500,000 496,140
Series 2024-22A-ER 9.534% (3-Month Term SOFR + 590 basis points), 3/31/2039
1,2,4
1,000,000 1,001,262
Series 2024-23A-D2R 8.301% (3-Month Term SOFR + 465 basis points), 5/15/2037
1,2,4,6
1,000,000 999,883
Carlyle US CLO Ltd.
Series 2019-4A-DR2 6.637% (3-Month Term SOFR + 300 basis points), 6/22/2039
1,2,4
1,000,000 1,000,953
Series 2020-2A-A1R2 4.747% (3-Month Term SOFR + 108 basis points), 1/25/2035
1,2,4
2,000,000 2,001,976
Series 2021-9A-AR 4.785% (3-Month Term SOFR + 111 basis points), 10/20/2034
1,2,4
3,000,000 3,002,221
Series 2026-2A-D 6.813% (3-Month Term SOFR + 315 basis points), 4/20/2039
1,2,4
375,000 377,091
CBAM Ltd.
Series 2018-5A-D1R 6.680% (3-Month Term SOFR + 300 basis points), 10/17/2038
1,2,4
1,000,000 1,001,258
Cedar Funding CLO Ltd.
Series 2016-5A-AR2 4.882% (3-Month Term SOFR + 126 basis points), 1/17/2039
1,2,4
1,000,000 1,001,500
Series 2023-17A-D1R 6.725% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 1,003,545
CIFC Funding Ltd.
Series 2018-1A-A1R 4.995% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,4
500,000 501,265
Dryden CLO Ltd.
Series 2019-75A-AR3 4.713% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,4
1,000,000 1,000,476
Series 2019-80A-DR 6.780% (3-Month Term SOFR + 310 basis points), 1/17/2033
1,2,4
475,000 473,052
Series 2020-83A-D1R2 6.740% (3-Month Term SOFR + 310 basis points), 4/18/2037
1,2,4
1,000,000 1,001,567
Series 2020-83A-D2R2 8.490% (3-Month Term SOFR + 485 basis points), 4/18/2037
1,2,4
500,000 500,000
Series 2023-102A-ER 9.523% (3-Month Term SOFR + 585 basis points), 10/15/2038
1,2,4
500,000 499,205
Series 2024-119A-D1R 6.326% (3-Month Term SOFR + 270 basis points), 7/15/2039
1,2,4
1,000,000 1,004,977
Series 2024-119A-ER 9.376% (3-Month Term SOFR + 575 basis points), 7/15/2039
1,2,4
1,000,000 997,558
Series 2025-120A-E 9.123% (3-Month Term SOFR + 545 basis points), 1/15/2039
1,2,4
500,000 499,074
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.013% (3-Month Term SOFR + 134 basis points), 10/15/2038
1,2,4
1,500,000 1,503,359
Series 2013-1A-D1R4 6.673% (3-Month Term SOFR + 300 basis points), 10/15/2038
1,2,4
1,000,000 1,004,164
Elmwood CLO Ltd.
Series 2020-1A-ARR 4.925% (3-Month Term SOFR + 125 basis points), 4/18/2037
1,2,4
2,000,000 2,006,114
Series 2021-1A-ARR 4.860% (3-Month Term SOFR + 122 basis points), 4/20/2037
1,2,4
1,000,000 1,000,861
Series 2021-1A-DRR 6.890% (3-Month Term SOFR + 325 basis points), 4/20/2037
1,2,4
750,000 754,347
Series 2021-2A-D1R 6.325% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,4
1,000,000 1,005,177

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
12
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2021-3A-AR2 4.975% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
1,000,000 $ 1,003,190
Series 2021-3A-DR2 6.725% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 1,005,235
Series 2021-5A-D1R 6.773% (3-Month Term SOFR + 310 basis points), 10/15/2037
1,2,4
1,000,000 998,207
Series 2022-1A-A1R 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,500,000 1,504,322
Series 2023-2A-D1R2 6.331% (3-Month Term SOFR + 265 basis points), 7/16/2039
1,2,4
1,000,000 1,002,781
Series 2025-1A-A 4.814% (3-Month Term SOFR + 115 basis points), 4/22/2038
1,2,4
1,700,000 1,701,190
Empower CLO Ltd.
Series 2023-1A-D1R 7.517% (3-Month Term SOFR + 385 basis points), 4/25/2038
1,2,4
1,000,000 1,007,742
Series 2023-1A-ER 11.007% (3-Month Term SOFR + 734 basis points), 4/25/2038
1,2,4
250,000 251,680
Series 2023-3A-D1R 6.515% (3-Month Term SOFR + 285 basis points), 1/20/2039
1,2,4
1,000,000 1,002,270
Series 2023-3A-ER 9.315% (3-Month Term SOFR + 565 basis points), 1/20/2039
1,2,4
750,000 734,674
Series 2024-1A-A1R 4.934% (3-Month Term SOFR + 128 basis points), 4/25/2037
1,2,4
1,000,000 1,002,125
Series 2024-1A-D1R 7.054% (3-Month Term SOFR + 340 basis points), 4/25/2037
1,2,4
1,000,000 1,000,025
Golub Capital CLO Ltd.
Series 2026-88A-D1 6.830% (3-Month Term SOFR + 315 basis points), 4/17/2039
1,2,4
2,000,000 2,006,219
Series 2026-88A-E 9.710% (3-Month Term SOFR + 603 basis points), 4/17/2039
1,2,4
1,000,000 1,021,317
Golub Capital Partners Static Ltd.
Series 2024-1A-AR 4.795% (3-Month Term SOFR + 112 basis points), 7/20/2035
1,2,4
1,470,379 1,471,665
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 6.673% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,4
500,000 501,625
Invesco CLO Ltd.
Series 2021-2A-D 6.835% (3-Month Term SOFR + 316 basis points), 7/15/2034
1,2,4
750,000 737,744
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.774% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,4
1,000,000 998,950
Series 2023-2A-ER 11.552% (3-Month Term SOFR + 788 basis points), 4/21/2038
1,2,4
250,000 250,485
Series 2025-2A-D 6.673% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 1,002,813
Series 2026-1A-D1A 6.881% (3-Month Term SOFR + 320 basis points), 4/15/2039
1,2,4
1,000,000 1,005,523
KKR CLO Ltd.
Series 40A-AR 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2034
1,2,4
1,000,000 1,001,161
Madison Park Funding Ltd.
Series 2021-59A-A1R 5.175% (3-Month Term SOFR + 150 basis points), 4/18/2037
1,2,4
1,500,000 1,502,427
Magnetite Ltd.
Series 2019-23A-AR2 4.657% (3-Month Term SOFR + 99 basis points), 1/25/2035
1,2,4
1,000,000 1,000,791
Series 2019-23A-BR2 5.017% (3-Month Term SOFR + 135 basis points), 1/25/2035
1,2,4
1,000,000 1,001,623
Series 2020-27A-D1RR 6.325% (3-Month Term SOFR + 265 basis points), 10/20/2038
1,2,4
750,000 754,021
Series 2024-38A-ER 8.892% (3-Month Term SOFR + 520 basis points), 7/15/2039
1,2,4
1,000,000 1,008,119
Series 2025-45A-A1 4.823% (3-Month Term SOFR + 115 basis points), 4/15/2038
1,2,4
2,000,000 1,998,024
Menlo CLO Ltd.
Series 2024-1A-A1 5.095% (3-Month Term SOFR + 142 basis points), 1/20/2038
1,2,4
500,000 501,528
Series 2024-1A-D1 6.925% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,4
500,000 503,589
Series 2025-3A-D 6.680% (3-Month Term SOFR + 300 basis points), 10/16/2038
1,2,4
750,000 752,687
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-ER 9.726% (3-Month Term SOFR + 606 basis points), 10/23/2037
1,2,4
500,000 476,248
Series 2023-19A-D1R 6.673% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 1,002,994
Neuberger Berman CLO Ltd.
Series 2019-32RA-D1 6.625% (3-Month Term SOFR + 295 basis points), 7/20/2039
1,2,4
1,000,000 1,003,500
Neuberger Berman Loan Advisers CLO Ltd.
Series 2020-36RA-A 4.945% (3-Month Term SOFR + 127 basis points), 7/20/2039
1,2,4
1,000,000 1,001,801
Series 2021-41A-DR 6.473% (3-Month Term SOFR + 280 basis points), 4/15/2034
1,2,4
500,000 500,293

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
13
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Neuberger Berman Loan Advisers NBLA CLO Ltd.
Series 2022-52A-AR 5.017% (3-Month Term SOFR + 135 basis points), 10/24/2038
1,2,4
1,000,000 $ 1,002,501
New Mountain CLO Ltd.
Series 4A-ER 10.585% (3-Month Term SOFR + 691 basis points), 3/20/2038
1,2,4
450,000 453,316
Series CLO-3A-ER 9.025% (3-Month Term SOFR + 535 basis points), 10/20/2038
1,2,4
500,000 473,052
Series CLO-9A-D1 6.509% (3-Month Term SOFR + 280 basis points), 4/22/2039
1,2,4
1,000,000 997,576
Series CLO-9A-E 9.009% (3-Month Term SOFR + 530 basis points), 4/22/2039
1,2,4
500,000 500,367
Northwoods Capital Ltd.
Series 2018-11BA-BR 5.575% (3-Month Term SOFR + 190 basis points), 7/19/2037
1,2,4
1,000,000 1,000,000
Oaktree CLO Ltd.
Series 2022-1A-DR 6.773% (3-Month Term SOFR + 310 basis points), 7/15/2038
1,2,4
1,000,000 1,001,196
Series 2022-1A-ER 9.673% (3-Month Term SOFR + 600 basis points), 7/15/2038
1,2,4
1,000,000 995,799
Series 2023-2A-A1R 5.025% (3-Month Term SOFR + 135 basis points), 7/20/2038
1,2,4
1,000,000 1,001,396
OCP CLO Ltd.
Series 2019-17A-ER2 9.925% (3-Month Term SOFR + 625 basis points), 7/20/2037
1,2,4
500,000 497,016
Series 2021-21A-AR 4.855% (3-Month Term SOFR + 118 basis points), 1/20/2038
1,2,4
2,000,000 1,999,312
Octagon Investment Partners Ltd.
Series 2019-1A-D1R 6.523% (3-Month Term SOFR + 285 basis points), 10/15/2038
1,2,4
250,000 251,044
Octagon Ltd.
Series 2022-1A-D 7.351% (3-Month Term SOFR + 370 basis points), 5/15/2035
1,2,4
1,000,000 991,061
Series 2022-1A-E 11.262% (3-Month Term SOFR + 759 basis points), 7/21/2037
1,2,4
500,000 473,205
OHA Credit Partners Ltd.
Series 2015-12A-ER2 9.916% (3-Month Term SOFR + 625 basis points), 4/23/2037
1,2,4
500,000 500,000
Series 2015-12AR-D1R3 0.00%, 7/23/2039
1,2,6,7
500,000 500,000
Series 2015-12AR-D2R3 0.00%, 7/23/2039
1,2,6,7
500,000 500,500
Series 2015-12AR-ER3 0.00%, 7/23/2039
1,2,6,7
500,000 500,000
Post CLO Ltd.
Series 2022-1A-DR 6.775% (3-Month Term SOFR + 310 basis points), 4/20/2035
1,2,4
1,000,000 994,796
Series 2023-1A-A1R 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,000,000 1,001,913
Series 2023-1A-BR 5.375% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,4
1,000,000 1,004,166
Series 2024-2A-E 10.175% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,4
500,000 507,216
Series 2025-1A-E 9.096% (3-Month Term SOFR + 540 basis points), 1/20/2039
1,2,4
500,000 500,352
Series 2026-1A-D1 6.558% (3-Month Term SOFR + 265 basis points), 7/20/2039
1,2,4
1,500,000 1,499,960
Series 2026-1A-D2 8.208% (3-Month Term SOFR + 430 basis points), 7/20/2039
1,2,4
500,000 499,979
Rad CLO Ltd.
Series 2021-15A-A1AR 5.035% (3-Month Term SOFR + 136 basis points), 7/20/2040
1,2,4
1,000,000 1,002,809
Riserva CLO Ltd.
Series 2016-3A-AR3 4.725% (3-Month Term SOFR + 105 basis points), 1/18/2034
1,2,4
1,830,558 1,831,423
Series 2016-3A-DRR 7.187% (3-Month Term SOFR + 351 basis points), 1/18/2034
1,2,4
1,500,000 1,466,761
RR Ltd.
Series 2022-21A-DR 9.523% (3-Month Term SOFR + 585 basis points), 7/15/2039
1,2,4
500,000 495,681
Sculptor CLO Ltd.
Series 32A-D1R 6.946% (3-Month Term SOFR + 325 basis points), 4/30/2039
1,2,4
1,000,000 1,000,904
Shackleton CLO Ltd.
Series 2015-7RA-ARR 4.773% (3-Month Term SOFR + 110 basis points), 7/15/2031
1,2,4
29,069 29,084
Series 2019-14A-ERR 9.575% (3-Month Term SOFR + 590 basis points), 7/20/2034
1,2,4
500,000 474,103
Signal Peak CLO Ltd.
Series 2016-3A-D1R4 7.160% (3-Month Term SOFR + 350 basis points), 4/23/2039
1,2,4
1,000,000 1,002,686
Series 2017-4A-BR2 5.317% (3-Month Term SOFR + 165 basis points), 10/26/2034
1,2,4
1,500,000 1,504,095

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
14
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2018-5A-D1R2 7.631% (3-Month Term SOFR + 400 basis points), 4/25/2037
1,2,4
1,000,000 $ 1,005,078
Trinitas CLO Ltd.
Series 2019-10A-B1R2 5.373% (3-Month Term SOFR + 170 basis points), 1/15/2035
1,2,4
2,000,000 2,004,507
Series 2024-27A-D1R 6.925% (3-Month Term SOFR + 325 basis points), 4/18/2039
1,2,4
750,000 756,346
Series 2024-27A-ER 10.265% (3-Month Term SOFR + 659 basis points), 4/18/2039
1,2,4
500,000 507,799
Voya CLO Ltd.
Series 2017-3A-CRR 6.775% (3-Month Term SOFR + 310 basis points), 4/20/2034
1,2,4
1,250,000 1,247,055
Series 2024-1A-E 10.323% (3-Month Term SOFR + 665 basis points), 4/15/2037
1,2,4
500,000 500,000
Wellington Management CLO Ltd.
Series 2024-2A-ER 10.099% (3-Month Term SOFR + 643 basis points), 4/20/2039
1,2,4
750,000 760,938
Whitebox CLO Ltd.
Series 2023-4A-ER 10.155% (3-Month Term SOFR + 648 basis points), 4/20/2036
1,2,4
500,000 497,794
Series 2023-4AR-D1R2 6.306% (3-Month Term SOFR + 255 basis points), 7/20/2039
1,2,4
1,000,000 1,000,000
Series 2023-4AR-ER2 8.906% (3-Month Term SOFR + 515 basis points), 7/20/2039
1,2,4
1,000,000 1,000,000
Wind River CLO Ltd.
Series 2021-4A-AR 4.902% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,4
1,000,000 1,001,068
Series 2024-1A-AR 4.981% (3-Month Term SOFR + 133 basis points), 4/20/2037
1,2,4
1,000,000 1,000,467
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $129,389,516) 129,711,594
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
898,906 831,962
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $787,094) 831,962
CONVERTIBLE BONDS —0.1%
SOFTWARE — 0.1%
Zscaler, Inc.
3.890%, 7/15/2028
2,8
350,000 323,750
TOTAL CONVERTIBLE BONDS
(Cost $323,662) 323,750
CORPORATE BONDS —19.5%
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc.
6.875%, 12/15/2030
1,2
200,000 205,675
AUTOMOBILE COMPONENTS — 0.3%
Cyprium Corp. / Cyprium Holdings Luxembourg SARL
6.125%, 4/15/2031
1,2
435,000 436,069
ZF North America Capital, Inc.
7.125%, 4/14/2030
1,2
375,000 378,605
814,674

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
15
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
AUTOMOBILES — 0.2%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
490,000 $ 476,980
BEVERAGES — 0.5%
Constellation Brands, Inc.
2.250%, 8/1/2031
1
130,000 114,778
Keurig Dr. Pepper, Inc.
3.950%, 4/15/2029
1
470,000 460,311
Pernod Ricard International Finance LLC
1.250%, 4/1/2028
1,2
250,000 236,212
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 4/30/2029
1,2
575,000 561,639
1,372,940
BIOTECHNOLOGY — 0.2%
Amgen, Inc.
2.200%, 2/21/2027
1
300,000 296,073
Gilead Sciences, Inc.
2.950%, 3/1/2027
1
250,000 247,919
543,992
BROADLINE RETAIL — 0.3%
eBay, Inc.
4.250%, 3/6/2029
1
350,000 346,048
Match Group Holdings II LLC
4.125%, 8/1/2030
1,2
475,000 447,363
793,411
BUILDING PRODUCTS — 0.5%
Builders FirstSource, Inc.
5.000%, 3/1/2030
1,2
350,000 343,394
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031
1,2
500,000 527,476
Standard Industries, Inc.
4.375%, 7/15/2030
1,2
400,000 380,196
1,251,066
CAPITAL MARKETS — 0.5%
Aretec Group, Inc.
10.000%, 8/15/2030
1,2
500,000 527,291
S&P Global, Inc.
2.450%, 3/1/2027
1
325,000 321,134
VFH Parent LLC / Valor Co-Issuer, Inc.
7.500%, 6/15/2031
1,2
325,000 340,105
1,188,530
CHEMICALS — 0.3%
HB Fuller Co.
4.250%, 10/15/2028
1
253,000 249,105

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
16
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
CHEMICALS (Continued)
Olin Corp.
5.625%, 8/1/2029
1
525,000 $ 521,451
770,556
COMMERCIAL SERVICES & SUPPLIES — 0.3%
GFL Environmental, Inc.
4.375%, 8/15/2029
1,2
575,000 559,391
VM Consolidated, Inc.
5.500%, 4/15/2029
1,2
305,000 269,316
828,707
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
165,000 156,777
CONTAINERS & PACKAGING — 0.5%
CANPACK Group, Inc. / CANPACK SA
6.000%, 5/15/2031
1,2
590,000 593,753
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 9/30/2026
1
100,000 100,042
Graphic Packaging International LLC
3.750%, 2/1/2030
1,2
575,000 540,746
1,234,541
DISTRIBUTORS — 0.1%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
217,000 213,522
DIVERSIFIED REITS — 0.1%
Digital Realty Trust LP
3.700%, 8/15/2027
1
375,000 371,768
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.
1.650%, 2/1/2028
1
525,000 501,834
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 5/1/2027
1,2
62,000 61,906
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 2/1/2028
1,2
400,000 395,195
Verizon Communications, Inc.
4.329%, 9/21/2028
1
171,000 170,506
Verizon Communications, Inc.
4.016%, 12/3/2029
1
250,000 245,396
Virgin Media Finance plc
5.000%, 7/15/2030
1,2
175,000 133,245
1,508,082

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
17
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES — 1.2%
AEP Transmission Co. LLC
3.100%, 12/1/2026
1
125,000 $ 124,468
Alpha Generation LLC
6.750%, 10/15/2032
1,2
575,000 585,841
Duke Energy Corp.
3.150%, 8/15/2027
1
275,000 271,118
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/2027
1
300,000 296,222
NRG Energy, Inc.
4.734%, 10/15/2030
1,2
225,000 222,375
NRG Energy, Inc.
3.625%, 2/15/2031
1,2
400,000 371,627
Southern Co. (The)
5.113%, 8/1/2027 175,000 175,881
Southern Co. (The)
4.850%, 6/15/2028
1
500,000 503,146
Vistra Operations Co. LLC
4.300%, 7/15/2029
1,2
250,000 245,038
XPLR Infrastructure Operating Partners LP
8.375%, 1/15/2031
1,2
575,000 613,545
3,409,261
ENERGY EQUIPMENT & SERVICES — 0.3%
Kodiak Gas Services LLC
5.875%, 4/1/2031
1,2
225,000 225,697
Star Holding LLC
8.750%, 8/1/2031
1,2
550,000 551,959
777,656
ENTERTAINMENT — 0.2%
Banijay Entertainment SAS
8.125%, 5/1/2029
1,2
225,000 230,797
Netflix, Inc.
4.875%, 4/15/2028
1
145,000 146,097
376,894
FINANCIAL SERVICES — 0.6%
Block, Inc.
6.000%, 8/15/2033
1,2
521,000 524,895
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 8/15/2032
1,2
501,000 502,308
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
400,000 397,799
1,425,002
FOOD PRODUCTS — 0.6%
Campbell's Co. (The)
2.375%, 4/24/2030
1
100,000 90,710
Flowers Foods, Inc.
2.400%, 3/15/2031
1
660,000 572,838

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
18
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
FOOD PRODUCTS (Continued)
General Mills, Inc.
4.200%, 4/17/2028
1
275,000 $ 273,343
Hormel Foods Corp.
1.800%, 6/11/2030
1
110,000 98,940
J. M. Smucker Co. (The)
2.375%, 3/15/2030
1
180,000 166,155
Mars, Inc.
4.600%, 3/1/2028
1,2
300,000 300,625
1,502,611
GROUND TRANSPORTATION — 0.8%
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.000%, 5/21/2030
1,2
400,000 414,444
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
325,000 321,774
Carriage Purchaser, Inc.
7.875%, 10/15/2029
1,2
350,000 348,699
CSX Corp.
3.800%, 3/1/2028
1
700,000 693,009
PODS LLC
8.750%, 5/15/2031
1,2
400,000 391,829
2,169,755
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Avantor Funding, Inc.
4.625%, 7/15/2028
1,2
400,000 396,014
Avantor Funding, Inc.
3.875%, 11/1/2029
1,2
50,000 47,766
Baxter International, Inc.
1.730%, 4/1/2031
1
835,000 710,949
Becton Dickinson & Co.
3.700%, 6/6/2027
1
575,000 571,360
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
475,000 482,013
Medline Borrower LP
3.875%, 4/1/2029
1,2
575,000 558,695
Stryker Corp.
4.850%, 12/8/2028
1
150,000 151,015
Zimmer Biomet Holdings, Inc.
5.350%, 12/1/2028
1
175,000 177,775
3,095,587
HEALTH CARE PROVIDERS & SERVICES — 0.3%
HAH Group Holding Co. LLC
9.750%, 10/1/2031
1,2
250,000 224,005
HCA, Inc.
4.125%, 6/15/2029
1
125,000 123,100
Radiology Partners, Inc.
8.500%, 7/15/2032
1,2
375,000 391,819

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
19
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
HEALTH CARE PROVIDERS & SERVICES (Continued)
Universal Health Services, Inc.
2.650%, 10/15/2030
1
150,000 $ 134,927
873,851
HOTELS, RESTAURANTS & LEISURE — 0.9%
Brightstar Lottery plc
5.250%, 1/15/2029
1,2
100,000 99,721
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 1/15/2029
1,2
425,000 413,478
Hyatt Hotels Corp.
5.250%, 6/30/2029
1
625,000 634,565
Light & Wonder International, Inc.
7.500%, 9/1/2031
1,2
550,000 570,360
Penn Entertainment, Inc.
6.750%, 4/1/2031
1,2
550,000 553,203
Starbucks Corp.
4.000%, 11/15/2028
1
75,000 74,151
2,345,478
HOUSEHOLD PRODUCTS — 0.3%
Clorox Co. (The)
4.400%, 5/1/2029
1
700,000 695,238
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Atlantica Sustainable Infrastructure plc
4.125%, 6/15/2028
1,2
605,000 595,954
Clearway Energy Operating LLC
3.750%, 2/15/2031
1,2
550,000 510,329
Constellation Energy Generation LLC
3.900%, 1/8/2028 475,000 471,065
Talen Energy Supply LLC
6.125%, 5/1/2031
1,2
750,000 750,326
Vistra Corp.
8.000%, 10/15/2026
1,2,9
200,000 202,134
2,529,808
INSURANCE — 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.250%, 10/15/2027
1,2
150,000 148,294
AmWINS Group, Inc.
6.375%, 2/15/2029
1,2
550,000 553,034
CRC Insurance Group LLC
7.125%, 6/1/2031
1,2
475,000 473,768
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC
8.125%, 2/15/2032
1,2
475,000 426,169
1,601,265
IT SERVICES — 0.9%
Ahead DB Holdings LLC
6.625%, 5/1/2028
1,2
355,000 356,534

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
20
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
IT SERVICES (Continued)
Everforth, Inc.
4.625%, 5/15/2028
1,2
475,000 $ 440,165
Gartner, Inc.
4.500%, 7/1/2028
1,2
100,000 98,249
Gartner, Inc.
3.625%, 6/15/2029
1,2
345,000 326,352
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 3/1/2029
1,2
600,000 565,595
International Business Machines Corp.
3.300%, 1/27/2027
1
325,000 323,604
Virtusa Corp.
7.125%, 12/15/2028
1,2
175,000 138,796
2,249,295
MACHINERY — 0.0%†
Stanley Black & Decker, Inc.
2.300%, 3/15/2030
1
75,000 68,675
MEDIA — 0.2%
Fox Corp.
4.709%, 1/25/2029
1
635,000 634,639
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Blackstone Mortgage Trust, Inc.
6.250%, 6/1/2031
1,2
617,000 597,279
Starwood Property Trust, Inc.
5.250%, 10/15/2028
1,2
450,000 448,211
1,045,490
MULTI-UTILITIES — 0.5%
Dominion Energy, Inc.
4.600%, 5/15/2028
1
250,000 250,157
Dominion Energy, Inc.
3.375%, 4/1/2030
1
350,000 334,236
DTE Energy Co.
4.950%, 7/1/2027
1
588,000 591,024
Public Service Enterprise Group, Inc.
5.200%, 4/1/2029
1
150,000 152,077
1,327,494
OIL, GAS & CONSUMABLE FUELS — 1.8%
Cheniere Energy Partners LP
4.000%, 3/1/2031
1
375,000 360,905
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
375,000 374,173
Energy Transfer LP
4.950%, 6/15/2028
1
150,000 150,836
Enterprise Products Operating LLC
4.300%, 6/20/2028
1
225,000 224,254

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
21
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
OIL, GAS & CONSUMABLE FUELS (Continued)
Enterprise Products Operating LLC
4.150%, 10/16/2028
1
475,000 $ 471,560
Genesis Energy LP / Genesis Energy Finance Corp.
8.875%, 4/15/2030
1
450,000 471,100
Hess Midstream Operations LP
5.125%, 6/15/2028
1,2
375,000 374,438
Kinetik Holdings LP
5.875%, 6/15/2030
1,2
600,000 603,760
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 2/15/2029
1,2
450,000 466,034
Northriver Midstream Finance LP
6.750%, 7/15/2032
1,2
600,000 607,967
TerraForm Power Operating LLC
4.750%, 1/15/2030
1,2
550,000 532,410
4,637,437
PASSENGER AIRLINES — 0.3%
Air Canada
3.875%, 8/15/2026
1,2
150,000 149,959
United Airlines Holdings, Inc.
5.375%, 3/1/2031
1
500,000 497,034
646,993
PERSONAL CARE PRODUCTS — 0.3%
Haleon US Capital LLC
3.375%, 3/24/2027
1
300,000 297,845
Opal Bidco SAS
6.500%, 3/31/2032
1,2
450,000 459,316
757,161
PHARMACEUTICALS — 0.3%
Merck & Co., Inc.
4.195%(Term SOFR + 57 basis points), 3/15/2029
4
250,000 250,827
Zoetis, Inc.
4.150%, 8/17/2028
1
175,000 173,870
Zoetis, Inc.
3.900%, 8/20/2028
1
300,000 296,516
721,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Entegris, Inc.
4.750%, 4/15/2029
1,2
483,000 477,588
Kioxia Holdings Corp.
6.250%, 7/24/2030
1,2
592,000 610,810
1,088,398
SOFTWARE — 1.0%
AppLovin Corp.
5.125%, 12/1/2029
1
335,000 337,840
Atlassian Corp.
5.250%, 5/15/2029

350,000 350,934

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
22
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
SOFTWARE (Continued)
Crowdstrike Holdings, Inc.
3.000%, 2/15/2029
1
725,000 $ 691,971
McAfee Corp.
7.375%, 2/15/2030
1,2
300,000 255,170
UKG, Inc.
6.875%, 2/1/2031
1,2
425,000 413,155
VMware LLC
1.400%, 8/15/2026
1
113,000 112,574
Workday, Inc.
3.800%, 4/1/2032
1
375,000 349,315
2,510,959
SPECIALIZED REITS — 0.4%
Iron Mountain, Inc.
4.875%, 9/15/2029
1,2
425,000 417,255
Iron Mountain, Inc.
5.250%, 7/15/2030
1,2
500,000 492,823
910,078
SPECIALTY RETAIL — 0.3%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
550,000 544,751
Lowe's Cos., Inc.
1.300%, 4/15/2028
1
250,000 236,391
781,142
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Dell International LLC / EMC Corp.
5.300%, 10/1/2029
1
300,000 305,064
Hewlett Packard Enterprise Co.
4.400%, 9/25/2027
1
250,000 249,580
554,644
TOTAL CORPORATE BONDS
(Cost $50,717,660) 50,467,245
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.1%
BRAVO Residential Funding Trust
Series 2026-NQM3-A1
, 4.985% , 11/25/2065
1,2,7
613,712 608,424
EFMT
Series 2026-AE2-A29
, 5.428% (30-Day Term SOFR Average + 180 basis points, 6.00% Cap),
4/25/2061
2,4
1,395,861 1,397,117
Series 2026-NQM4-A1
, 5.466% , 4/25/2071
1,2,7
964,420 963,771
Series 2026-NQM6-A1
, 5.466% , 6/25/2071
1,2,7
560,000 560,113
Flagstar Mortgage Trust
Series 2021-2-A6
, 2.500% , 4/25/2051
1,2,7
197,176 176,401
GS Mortgage-Backed Securities Trust
Series 2025-PJ11-A27
, 4.978% (30-Day Term SOFR Average + 135 basis points, 7.00% Cap),
5/25/2056
1,2,4
171,958 172,417

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
23
See accompanying Notes to Financial Statements.
Principal
Amount Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
J.P. Morgan Mortgage Trust
Series 2026-NQX1-A1
, 5.500% , 7/25/2066
1,2,7
941,709 $ 938,864
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM3-A1
, 5.209% , 3/25/2071
1,2,7
491,354 489,084
OBX Trust
Series 2026-AHC1-AF
, 5.378% (30-Day Term SOFR Average + 175 basis points, 6.00% Cap),
4/25/2056
1,2,4
1,575,987 1,583,762
Series 2026-J1-AF
, 4.978% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
2/25/2056
1,2,4
482,378 483,143
PMT Loan Trust
Series 2026-INV4-A2
, 5.500% , 3/25/2057
1,2,7
339,919 339,496
Series 2026-INV4-A38
, 5.228% (30-Day Term SOFR Average + 160 basis points, 6.00% Cap),
3/25/2057
1,2,4
776,957 777,229
Series 2026-J2-A24
, 4.978% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
3/25/2057
1,2,4
918,667 919,348
RATE Mortgage Trust
Series 2026-J2-A27
, 5.243% (30-Day Term SOFR Average + 165 basis points, 6.00% Cap),
7/25/2056
1,2,4
1,670,000 1,669,043
Sequoia Mortgage Trust
Series 2021-4-A4
, 2.500% , 6/25/2051
1,2,7
191,538 171,472
Series 2025-12-A26F
, 5.178% (30-Day Term SOFR Average + 155 basis points, 6.50% Cap),
12/25/2055
1,2,4
265,995 266,935
Series 2026-INV3-A26F
, 5.228% (30-Day Term SOFR Average + 160 basis points, 6.00% Cap),
5/25/2056
1,2,4
1,660,749 1,660,908
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $13,164,597) 13,177,527
U.S. GOVERNMENT AND AGENCY SECURITIES —7.0%
United States Treasury Notes — 7.0%
U.S. Treasury Notes
3.875%, 12/31/2027 5,000,000 4,979,297
U.S. Treasury Notes
3.500%, 1/31/2028 5,475,000 5,418,967
U.S. Treasury Notes
4.000%, 5/31/2028 5,000,000 4,985,742
U.S. Treasury Notes
4.000%, 1/31/2029 2,775,000 2,763,401
18,147,407
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $18,207,405) 18,147,407

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
24
See accompanying Notes to Financial Statements.
Principal
Amount Value
SHORT-TERM INVESTMENTS — 4.0%
United States Treasury Bills — 4.0%
U.S. Treasury Bills, 3.430%, 7/21/2026
10
2,000,000 $ 1,996,004
U.S. Treasury Bills, 3.620%, 9/17/2026
10
2,000,000 1,984,225
U.S. Treasury Bills, 3.700%, 10/15/2026
10
1,000,000 989,134
U.S. Treasury Bills, 3.770%, 11/5/2026
10
3,500,000 3,453,698
U.S. Treasury Bills, 3.790%, 11/19/2026
10
2,000,000 1,970,527
10,393,588
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,396,519) 10,393,588
TOTAL INVESTMENTS — 101.7%
(Cost $263,501,891) 263,444,491
Liabilities in Excess of Other Assets — (1.7)% (4,308,785)
TOTAL NET ASSETS — 100.0% $ 259,135,706
†
Rounds to less than 0.1% of net assets.
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $180,153,834 which represents 69.52% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
All or a portion of the loan is unfunded.
6
Denotes investments purchased on a when-issued or delayed delivery basis.
7
Variable rate security.
8
Convertible security.
9
Perpetual security. Maturity date represents next call date.

The rate shown represents the yield at period end.

Palmer Square Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2026
25
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities ETF
Assets:
Investments in unaffiliated issuers, at value* $ 145,191,074 $ 263,444,491
Investments in affiliated issuers, at value* 3,810,551 —
Receivables:
Investment securities sold — 1,592,055
Interest 1,422,336 2,522,748
Total assets 150,423,961 267,559,294
Liabilities:
Payables:
Due to Custodian 131,549 159,803
Investment securities purchased 7,500,000 8,157,280
Advisory fees 23,299 106,505
Total Liabilities 7,654,848 8,423,588
Net Assets
$ 142,769,113 $ 259,135,706
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 142,295,647 $ 258,596,659
Total accumulated earnings 473,466 539,047
Net Assets
$ 142,769,113 $ 259,135,706
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 142,769,113 $ 259,135,706
Shares outstanding (unlimited number of shares authorized, no par value) 6,975,001 12,575,000
Net assets value per share
$ 20.47 $ 20.61
*Identified Cost
Investments in unaffiliated issuers, at cost $ 144,998,849 $ 263,501,891
Investments in affiliated issuers, at cost $ 3,799,110 $ —

Palmer Square Funds Trust
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026
26
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities
ETF
Investment Income
Interest income from unaffiliated securities $ 3,841,718 $ 8,444,822
Interest income from affiliated securities 125,338 —
Other Income — 10,604
Total investment income 3,967,056 8,455,426
Expenses:
Advisory fees (see note 3) 156,554 738,409
Interest Expense 549 1,053
Net Expenses 157,103 739,462
Net Investment Income 3,809,953 7,715,964
Realized
Gain (Loss)
and Unrealized
Appreciation (Depreciation)
:
144,127 (321,365)
Net realized gain on: 3,000 83,166
Unaffiliated investments 3,045 83,166
Affiliated Investments (45) —
Net realized gain on investments 3,000 83,166
Net change in unrealized appreciation (depreciation) on: 141,127 (404,531)
Unaffiliated investments 130,575 (404,532)
Affiliated investments 10,552 —
Net change in unrealized appreciation (depreciation) of investments 141,127 (404,532)
Net realized and unrealized gain (loss) on investments 144,127 (321,366)
Net increase in net assets resulting from operations
$ 3,954,080 $ 7,394,598

Palmer Square Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying Notes to Financial Statements.
Palmer Square CLO Senior Debt ETF Palmer Square Credit Opportunities ETF
For the Year Ended
June 30, 2026
For the period
September 11,
2024
*
through
June 30, 2025
For the Year Ended
June 30, 2026
For the period
September 11,
2024
*
through
June 30, 2025
Operations
Net investment income $ 3,809,953 $ 1,078,567 $ 7,715,964 $ 1,573,040
Net realized gain on investments 3,000 1,541 83,166 48,271
Net change in unrealized appreciation (depreciation) on investments 141,127 62,539 (404,532) 347,132
Net increase in net assets resulting from operations 3,954,080 1,142,647 7,394,598 1,968,443
Distributions to Shareholders:
Distributions (3,628,402) (994,859) (7,412,692) (1,396,696)
Total distributions to shareholders (3,628,402) (994,859) (7,412,692) (1,396,696)
Capital Transactions
1
Net proceeds from shares sold 107,004,712 36,816,878 183,340,822 76,870,774
Cost of  shares redeemed — (1,525,943) — (1,629,543)
Net increase in net assets from capital transactions 107,004,712 35,290,935 183,340,822 75,241,231
Total increase in net assets 107,330,390 35,438,723 183,322,728 75,812,978
Net Assets:
Beginning of period 35,438,723 — 75,812,978 —
End of period
$ 142,769,113 $ 35,438,723 $ 259,135,706 $ 75,812,978
Capital Share Transactions:
Shares sold 5,225,000 1,825,001 8,875,000 3,780,000
Shares redeemed — (75,000) — (80,000)
Net increase in capital share transactions 5,225,000 1,750,001 8,875,000 3,700,000
*
Date of commencement of operations.
1
Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 5 to the Financial
Statements.

Palmer Square Funds Trust
Palmer Square CLO Senior Debt ETF
FINANCIAL HIGHLIGHTS
28
See accompanying Notes to Financial Statements.
For the Year Ended
June 30, 2026
For the period
September 11, 2024
*
through
June 30, 2025
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.25 $ 20.00
Income from Investment Operations:
Net investment income
2
0.99 0.89
Net realized and unrealized gain 0.08 0.09
Total from investment operations 1.07 0.98
Less Distributions:
From net investment income (0.85) (0.73)
Total Distributions (0.85) (0.73)
Net asset value, end of period $ 20.47 $ 20.25
Total return 5.36% 4.96%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 142,769 $ 35,439
Ratio of expenses to average net assets 0.20%
3
0.20%
4
Ratio of net investment income to average net assets 4.85% 5.46%
4
Portfolio Turnover Rate 41% 68%
5
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Includes interest expense of 0.00%.
4
Annualized for periods less than one year.
5
Not annualized.

Palmer Square Funds Trust
Palmer Square Credit Opportunities ETF
FINANCIAL HIGHLIGHTS
29
See accompanying Notes to Financial Statements.
For the Year Ended
June 30, 2026
For the period
September 11, 2024
*
through
June 30, 2025
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.49 $ 20.00
Income from Investment Operations:
Net investment income
2
1.07 0.91
Net realized and unrealized gain (loss) (0.01) 0.23
Total from investment operations 1.06 1.14
Less Distributions:
From net investment income (0.93) (0.65)
Distributions from Net Realized Gain (0.01) —
Total Distributions (0.94) (0.65)
Net asset value, end of period $ 20.61 $ 20.49
Total return 5.25% 5.77%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 259,136 $ 75,813
Ratio of expenses to average net assets 0.50%
3
0.50%
4
Ratio of net investment income to average net assets 5.20% 5.55%
4
Portfolio Turnover Rate 84% 100%
5
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Includes interest expense of 0.00%.
4
Annualized for periods less than one year.
5
Not annualized.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS
As of June 30, 2026
30
1. Organization
Palmer Square CLO Senior Debt ETF and Palmer Square Credit Opportunities ETF (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Palmer Square Funds Trust, a Delaware statutory trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on September 11, 2024.
The Palmer Square CLO Senior Debt ETF's primary investment objective is to seek to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.
The Palmer Square Credit Opportunities ETF's primary investment objective is to seek a high level of current income. A secondary objective is to seek long-term capital appreciation.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.
Each Fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the Fund’s portfolio management team. The Chief Investment Officer of the Adviser serves as the chief operating decision maker (CODM). The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.
2. Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Cash
The Funds may have a temporary overdraft with the custodian bank, which is presented as a liability in the Statement of Assets and
Liabilities under 'Due to Custodian'. Interest expense on overdrafts is reported on the Statement of Operations.
(b) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”)
market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
31
(c) Bank Loans
The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.
In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.
Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the
Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.
(d) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.
(e) Collateralized Loan Obligations
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”)
and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and
(iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
32
Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.
(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not”
standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) Distributions to Shareholders
The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended June 30, 2026, no permanent differences in book and tax accounting required reclassification to Capital or Total accumulated earnings (deficit).
3. Investment Advisory Agreement and Other Transactions with Affiliates
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital
Management LLC (the “Adviser”). Under the terms of the Agreement, the Palmer Square CLO Senior Debt ETF pays a monthly investment advisory fee to the Adviser at the annual rate of 0.20% of its average daily net assets and the Palmer Square Credit Opportunities ETF pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of its average daily net assets. Under this unitary fee structure, the Adviser is responsible for paying most of the ordinary operating expenses of the Funds.
JP Morgan Chase Bank, N.A. (“JP Morgan") is each Fund's Custodian, Administrator and Transfer Agent. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees, and monitors the activities of the

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
33
Funds’ custodian, transfer agent and accountants, pursuant to an agreement with the Adviser, on behalf of each Fund. As compensation for such services, the Adviser pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated instruments during the year ended June 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Taxes
At June 30, 2026, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:
As of June 30, 2026, the components of accumulated earnings/(deficit) on tax basis were as follows:
Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The tax character of the distribution paid during the fiscal year ended June 30, 2026 and period ended June 30, 2025, were as follows:
Palmer Square CLO
Senior Debt ETF
Palmer Square Credit
Opportunities ETF
Cost of investments $ 148,847,710 $ 263,534,098
Gross unrealized appreciation $ 207,689 $ 776,514
Gross unrealized depreciation (53,774) (866,121)
Net unrealized appreciation (depreciation) on
investments $ 153,915 $ (89,607)
Palmer Square CLO
Senior Debt ETF
Palmer Square Credit
Opportunities ETF
Undistributed ordinary income $ 344,571 $ 652,726
Tax accumulated earnings 344,571 652,726
Accumulated capital and other
losses (25,020) (24,072)
Unrealized appreciation
(depreciation) 153,915 (89,607)
Total accumulated earnings (deficit) $ 473,466 $ 539,047
Palmer Square CLO Senior Debt ETF Palmer Square Credit Opportunities ETF
Distribution paid from: 2026 2025 2026 2025
Ordinary income
$ 3,628,402 $ 994,859 $ 7,412,692 $ 1,396,696
Net long-term capital gains
$ — $ — $ — $ —
Total taxable distributions
$ 3,628,402 $ 994,859 $ 7,412,692 $ 1,396,696
Total distributions paid
$ 3,628,402 $ 994,859 $ 7,412,692 $ 1,396,696

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
34
At June 30, 2026, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.
The Funds may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2026, the Funds elected to defer qualified late year capital losses, if any, in the following amount.
5. Issuance and Redemption of Fund Shares
Each Fund only issues and redeems shares to certain financial institutions (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement
System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor.
Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid in certain circumstances. In addition, the Funds may from time to time waive the standard transaction fee. The net custody fees charged to the Funds are paid for by the Investment Adviser through the
Funds’ Unitary Fee. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of
Changes in Net Assets.
6. Investment Transactions
For the year ended June 30, 2026, purchases and sales of investments, (excluding short-term investments, and In-Kind transactions)
were as follows:
N ot Subject to
Expiration
Long-Term Short-Term Total
Palmer Square CLO Senior Debt ETF $ 12,827 $ 1 2, 193 $ 25,020
Palmer Square Credit Opportunities ETF $ — $ — $ —
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities
ETF
Late year capital losses $— $24,072
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
Palmer Square CLO Senior Debt ETF $ 144,847,022 $ 32,748,424 $ — $ —
Palmer Square Credit Opportunities ETF $ 274,551,323 $ 112,737,669 $ 16,861,879 $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
35
7. Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
8. Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.
Palmer Square CLO Senior Debt ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Collateralized Loan Obligations $ — $ 149,001,625 $ — $ 149,001,625
Total Investments $ — $ 149,001,625 $ — $ 149,001,625
Palmer Square Credit Opportunities ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 12,670,738 $ — $ 12,670,738
Bank Loans — 27,720,680 — 27,720,680
Collateralized Loan Obligations — 129,711,594 — 129,711,594
Commercial Mortgage-Backed Securities — 831,962 — 831,962
Convertible Bonds — 323,750 — 323,750
Corporate Bonds — 50,467,245 — 50,467,245
Residential Mortgage-Backed Securities — 13,177,527 — 13,177,527
U.S. Government and Agency Securities — 18,147,407 — 18,147,407

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
36
9. Unfunded Commitments
The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2026, the total unfunded amount was 0.01% of the Palmer Square Credit
Opportunities ETF net assets.
As of June 30, 2026, the Funds had the following unfunded loan commitments outstanding:
10. Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Palmer
Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:
Palmer Square Credit Opportunities ETF Level 1 Level 2 Level 3 Total
Short-Term Investments $ — $ 10,393,588 $ — $ 10,393,588
Total Investments $ — $ 263,444,491 $ — $ 263,444,491
Loan Principal Cost Value
Unrealized
Appreciation/
(Depreciation)
Palmer Square Credit Opportunities ETF
Trilon Group, Llc Ddtl commitment $ 38,776 $ 38,582 $ 38,824 $ 242 aa
Value at
Beginning
of Year Purchases
1
Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Interest
Income
a
a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF
Palmer Square CLO
Ltd. Series 2021-
4A-BR 5.373%
(3-Month Term
SOFR + 170 basis
points), 7/15/2038 $750,938 $1,049,110 $— $—
$—
$6,481 $1,806,529 1,799,110 $60,347
Palmer Square
CLO Ltd. Series
2021-3A-A1R
4.963% (3-Month
Term SOFR + 129
basis points),
10/15/2038 $— $1,000,000 $— $—
$—
$3,000 $1,003,000 1,000,000 $45,922

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
37
11. Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment.
The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
12. Subsequent Events
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.
There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each
Fund’s financial statements.
    aa
Value at
Beginning
of Year Purchases
1
Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Interest
Income
a
a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF (continued)
Palmer Square
CLO Ltd. Series
2021-4A-B 6.168%
(3-Month Term
SOFR + 191
basis points),
10/15/2034 $645,000 $— $(645,000) $(45)
$(4)
$49 $— — $111
Palmer Square
Loan Funding Ltd.
Series 2024-3A-A2R
4.800% (3-Month
Term SOFR + 115
basis points),
8/8/2032 $— $1,000,000 $— $—
$—
$1,022 $1,001,022 1,000,000 $18,958
Total Affiliated
Securities $1,395,938 $3,049,110 $(645,000) $(45) $(4) $10,552 $3,810,551 3,799,110 $125,338
1
May include partnership adjustments, and/or corporate actions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Palmer Square Funds Trust and Shareholders of Palmer Square CLO Senior Debt ETF and Palmer Square
Credit Opportunities ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Palmer Square CLO Senior Debt ETF and Palmer Square
Credit Opportunities ETF (the “Funds”), each a series of Palmer Square Funds Trust, including the schedules of investments, as of June
30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from September 11, 2024 (commencement of operations) to June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Palmer Square CLO Senior Debt ETF and Palmer Square
Credit Opportunities ETF as of June 30, 2026, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the year then ended and for the period from September 11, 2024 (commencement of operations) to
June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2014.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 19, 2026

Palmer Square Funds Trust
Federal Tax Information
For federal income tax purposes, the Funds designated the following for the year ended June 30, 2026:
Qualified Interest
Income
Palmer Square CLO Senior Debt ETF $ 3,885,075
Palmer Square Credit Opportunities ETF $ 7,748,743

Palmer Square Funds Trust
Additional Information - Items 8-11
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7(a) of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

PSFTAA0826

Palmer Square Funds Trust
Palmer Square Income Plus Fund
Class I (Ticker: PSYPX)
Class T (Ticker: PSTPX)
Palmer Square Ultra-Short Duration Investment Grade Fund
Class I (Ticker: PSDSX)
ANNUAL FINANCIALS AND OTHER INFORMATION
JUNE 30, 2026

Palmer Square Funds Trust
Table of Contents
ANNUAL FINANCIALS AND OTHER INFORMATION 1
Table of Contents iii
Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square Income Plus Fund 1
Palmer Square Ultra-Short Duration Investment Grade Fund 22
Statements of Assets and Liabilities 30
Statements of Operations 31
Statements of Changes in Net Assets 32
Financial Highlights
Palmer Square Income Plus Fund 33
Palmer Square Ultra-Short Duration Investment Grade Fund 35
Notes to Financial Statements 36
Report of Independent Registered Public Accounting Firm 52
Federal Tax Information 53
Additional Information - Items 8-11 54
This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.
www.palmersquarefunds.com

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026
1
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 5.9%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
1,261,520 $ 1,261,497
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
2,498,291 2,503,821
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
1,650,483 1,647,090
BofA Auto Trust
Series 2024-1A-A3
, 5.350% , 11/15/2028
1,2
220,558 221,570
Chase Auto Owner Trust
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
1,978,665 1,976,795
Series 2026-1A-A2
, 4.250% , 7/25/2029
1,2
2,125,000 2,124,629
Dell Equipment Finance Trust
Series 2024-1-A3
, 5.390% , 3/22/2030
1,2
1,941,987 1,949,804
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
1,745,657 1,756,454
Ford Credit Auto Owner Trust
Series 2024-D-A2A
, 4.590% , 10/15/2027
1
102,370 102,417
GM Financial Automobile Leasing Trust
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
492,041 492,510
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
954,113 954,146
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
201,430 201,557
Series 2025-3-A2A
, 4.320% , 6/16/2028
1
900,809 901,371
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
1,279,519 1,284,986
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
731,857 732,285
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
963,455 964,627
Series 2025-B-A3
, 4.530% , 4/17/2028
1,2
4,395,000 4,404,283
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
660,562 661,248
John Deere Owner Trust
Series 2024-A-A3
, 4.960% , 11/15/2028
1
3,485,603 3,499,445
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
592,504 592,839
Series 2025-B-A2A
, 4.280% , 7/17/2028
1
1,259,930 1,260,446
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
1,508,860 1,514,553
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
1,323,770 1,325,336
Porsche Financial Auto Securitization Trust
Series 2024-1A-A3
, 4.440% , 1/22/2030
1,2
3,422,378 3,426,125
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
1,331,261 1,335,313
Tesla Auto Lease Trust
Series 2024-A-A4
, 5.310% , 12/20/2027
1,2
1,750,000 1,752,538
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
645,096 645,716

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
2
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
US Bank C&I Credit-Linked Notes
Series 2025-SUP2-B1
, 4.818% , 9/25/2032
1,2
2,058,660 $ 2,040,969
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
381,043 381,231
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
5,920,000 5,954,696
Volkswagen Auto Lease Trust
Series 2026-A-A3
, 4.170% , 3/20/2029
1
3,355,000 3,342,419
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
411,693 412,067
TOTAL ASSET-BACKED SECURITIES
(Cost $51,674,902) 51,624,783
BANK LOANS
—
5.9%
AAdvantage Loyalty IP Ltd., First Lien, Term Loan
5.925% (3-Month Term SOFR + 225 basis points), 4/20/2028
1,3,4
829,776 829,971
Astoria Energy LLC, First Lien, Advance Term Loan, B
5.909% (1-Month Term SOFR + 225 basis points; 3-Month Term SOFR + 225 basis points),
6/23/2032
1,3,4
1,551,389 1,554,941
Avantor Funding, Inc., First Lien, Incremental EUR Term Loan, B6
4.679% (1-month EURIBOR + 250 basis points), 10/11/2032
3,4
935,521 1,077,130
Belden, Inc., First Lien, Term Loan
6.491% (12-Month Term SOFR + 275 basis points), 6/10/2033
3,4
450,000 451,125
Boluda Towage Luxembourg SARL, First Lien, Term Loan, B
6.241% (12-Month Term SOFR + 250 basis points), 5/27/2033
3,4
1,375,000 1,379,304
Citadel Securities LP, First Lien, 2026-1 Term Loan
5.661% (3-Month Term SOFR + 200 basis points), 6/10/2033
3,4
1,525,000 1,523,414
Citco Funding LLC, First Lien, 2026 Term Loan
5.663% (3-Month Term SOFR + 200 basis points), 1/31/2033
3,4
328,350 327,764
Clarios Global LP, First Lien, 2024 Dollar Term Loan
6.144% (1-Month Term SOFR + 250 basis points), 5/6/2030
1,3,4
1,220,040 1,222,711
Colossus Acquireco LLC, First Lien, Initial Term Loan
5.386% (1-Month Term SOFR + 175 basis points), 1/31/2033
3,4
1,150,000 1,144,014
Core & Main LP, First Lien, Term Loan, D
5.656% (3-Month Term SOFR + 200 basis points), 7/27/2028
1,3,4
1,473,773 1,475,917
CPV Fairview LLC, First Lien, Term Loan, B
6.232% (3-Month Term SOFR + 250 basis points), 8/14/2031
1,3,4
977,381 979,790
Discovery Global Holdings, Inc., First Lien, Initial Dollar Term Loan
6.241% (12-Month Term SOFR + 250 basis points), 6/3/2033
3,4
1,348,558 1,350,608
EFS Cogen Holdings I LLC, First Lien, Refinancing Term Loan, B
6.232% (3-Month Term SOFR + 250 basis points), 10/3/2031
3,4
1,279,375 1,283,533
EVERTEC Group LLC, First Lien, Term Loan, B
5.894% (1-Month Term SOFR + 225 basis points), 10/30/2030
3,4
1,500,000 1,502,498
GIP Pilot Acquisition Partners LP, First Lien, Term Loan, B
5.641% (3-Month Term SOFR + 200 basis points), 5/19/2033
3,4
1,650,000 1,652,063
Hudson River Trading LLC, First Lien, Term Loan, B2
6.139% (1-Month Term SOFR + 250 basis points), 3/18/2030
3,4
1,944,970 1,933,942

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
3
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Hunterstown Generation LLC, First Lien, Term Loan
6.371% (1-Month Term SOFR + 275 basis points), 11/6/2031
3,4
1,814,963 $ 1,816,098
Iridium Satellite LLC, First Lien, Term Loan, B4
5.894% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
1,346,817 1,349,282
Iron Mountain, Inc., First Lien, Amendment No. 1 Incremental Term Loan, B
5.644% (1-Month Term SOFR + 200 basis points), 1/31/2031
1,3,4
984,848 984,602
Jane Street Group LLC, First Lien, Extended Term Loan, B
5.666% (3-Month Term SOFR + 200 basis points), 12/15/2031
1,3,4
1,496,053 1,484,331
Jupiter Borrower, Inc., First Lien, Term Loan, B
6.217% (12-Month Term SOFR + 275 basis points), 3/25/2033
3,4
1,625,000 1,625,683
Koppers, Inc., First Lien, 2023 Term Loan, B2
6.150% (1-Month Term SOFR + 250 basis points), 4/10/2030
3,4
984,962 988,656
Lackawanna Energy Center LLC, First Lien, Term Loan, B
6.374% (1-Month Term SOFR + 275 basis points), 7/23/2032
3,4
1,508,879 1,514,069
Light & Wonder International, Inc., First Lien, Term Loan, B3
5.639% (1-Month Term SOFR + 200 basis points), 4/16/2029
3,4
1,484,962 1,488,675
Nexstar Media, Inc., First Lien, Term Loan, B7
6.394% (1-Month Term SOFR + 275 basis points), 3/18/2033
3,4
1,127,576 1,117,811
PCI Gaming Authority, First Lien, Term Loan, B
5.644% (1-Month Term SOFR + 200 basis points), 7/18/2031
1,3,4
1,473,684 1,475,622
Peer Holding III BV, First Lien, Term Loan, B5
6.232% (3-Month Term SOFR + 250 basis points), 7/1/2031
1,3,4
985,000 988,201
Plastipak Packaging, Inc., First Lien, Term Loan, B
6.144% (1-Month Term SOFR + 250 basis points), 9/24/2032
1,3,4
2,144,612 2,146,231
Quikrete Holdings, Inc., First Lien, Term Loan, B2
5.894% (1-Month Term SOFR + 225 basis points), 3/19/2029
1,3,4
497,455 498,244
Quikrete Holdings, Inc., First Lien, Term Loan, B3
5.894% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
1,481,250 1,481,865
Resideo Funding, Inc., First Lien, Sixth Amendment Term Loan
5.670% (3-Month Term SOFR + 200 basis points), 8/13/2032
1,3,4
1,492,481 1,494,966
Ryan Specialty LLC, First Lien, Term Loan, B1
5.620% (1-Month Term SOFR + 200 basis points), 9/15/2031
1,3,4
1,728,125 1,727,045
Sazerac Co., Inc., First Lien, Term Loan, B2
5.630% (1-Month Term SOFR + 200 basis points), 7/9/2032
3,4
1,745,625 1,745,354
SS&C Technologies, Inc., First Lien, Term Loan, B8
5.620% (1-Month Term SOFR + 200 basis points), 5/9/2031
1,3,4
1,575,000 1,573,693
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 Term Loan
5.657% (3-Month Term SOFR + 200 basis points), 4/9/2032
3,4
997,500 996,258
Trans Union LLC, First Lien, 2024 Refinancing Term Loan, B9
5.394% (1-Month Term SOFR + 175 basis points), 6/24/2031
1,3,4
1,477,500 1,475,653
TransDigm, Inc., First Lien, Term Loan, K
5.870% (1-Month Term SOFR + 225 basis points), 3/22/2030
1,3,4
1,984,975 1,987,377
Traverse Midstream Partners LLC, First Lien, Term Loan, B
6.061% (12-Month Term SOFR + 225 basis points), 4/20/2033
3,4
1,375,000 1,375,859

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
4
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Worthington Steel, Inc., First Lien, Initial Term Loan
7.707% (12-Month Term SOFR + 400 basis points), 6/1/2033
3,4
1,375,000 $ 1,373,501
TOTAL BANK LOANS
(Cost $52,376,687) 52,397,801
COLLATERALIZED LOAN OBLIGATIONS
—
32.4%
522 Funding CLO Ltd.
Series 2019-5A-ER 10.433% (3-Month Term SOFR + 676 basis points), 4/15/2035
1,2,4
1,500,000 1,293,681
720 East CLO Ltd.
Series 2023-2A-D1R 6.423% (3-Month Term SOFR + 275 basis points), 10/15/2038
1,2,4
1,250,000 1,256,691
Series 2023-2A-ER 9.173% (3-Month Term SOFR + 550 basis points), 10/15/2038
1,2,4
1,125,000 1,112,670
Series 2024-1A-D1R 6.572% (3-Month Term SOFR + 290 basis points), 7/15/2039
1,2,4
1,500,000 1,506,401
Anchorage Credit Funding Ltd.
Series 2016-3A-BR 3.471% , 1/28/2039
1,2
2,000,000 1,899,517
Annisa CLO Ltd.
Series 2016-2A-DRR 6.475% (3-Month Term SOFR + 280 basis points), 7/20/2031
1,2,4
1,500,000 1,503,908
Apidos CLO Ltd.
Series 2017-28A-C1R 6.525% (3-Month Term SOFR + 285 basis points), 10/20/2038
1,2,4
1,750,000 1,761,381
Series XXXA-CR 6.675% (3-Month Term SOFR + 300 basis points), 10/18/2031
1,2,4
1,500,000 1,504,500
Ares CLO Ltd.
Series 2015-2A-A1R4 4.970% (3-Month Term SOFR + 129 basis points), 7/17/2038
1,2,4
3,800,000 3,812,647
Arini US CLO Ltd.
Series 5A-D 6.623% (3-Month Term SOFR + 295 basis points), 4/15/2039
1,2,4
1,000,000 1,008,727
Avoca CLO DAC
Series 32X-C 4.204% (3-Month EURIBOR + 200 basis points), 4/15/2039
1,4
1,500,000 1,719,894
Bain Capital Credit CLO Ltd.
Series 2018-2A-DR 6.625% (3-Month Term SOFR + 295 basis points), 7/19/2031
1,2,4
1,500,000 1,508,387
Series 2019-1A-AR3 4.655% (3-Month Term SOFR + 98 basis points), 4/19/2034
1,2,4
2,000,000 2,002,445
Series 2023-1A-D1R 6.880% (3-Month Term SOFR + 320 basis points), 7/16/2038
1,2,4
1,250,000 1,254,427
Series 2024-1A-D1R 7.431% (3-Month Term SOFR + 375 basis points), 4/16/2039
1,2,4
1,500,000 1,514,785
Ballyrock CLO Ltd.
Series 2019-2A-C1R3 6.367% (3-Month Term SOFR + 270 basis points), 10/25/2038
1,2,4
1,000,000 1,005,351
Series 2019-2A-C2R3 7.617% (3-Month Term SOFR + 395 basis points), 10/25/2038
1,2,4
500,000 493,111
Series 2021-17A-C1R 6.375% (3-Month Term SOFR + 270 basis points), 10/20/2038
1,2,4
1,500,000 1,506,063
Series 2021-17A-C2R 7.625% (3-Month Term SOFR + 395 basis points), 10/20/2038
1,2,4
500,000 493,101
Series 2021-17A-DR 9.775% (3-Month Term SOFR + 610 basis points), 10/20/2038
1,2,4
1,000,000 986,507
Barings CLO Ltd.
Series 2025-7A-C 5.423% (3-Month Term SOFR + 175 basis points), 1/15/2038
1,2,4
1,000,000 1,002,793
Series 2025-7A-D1 6.373% (3-Month Term SOFR + 270 basis points), 1/15/2038
1,2,4
1,000,000 1,004,137
Barings Euro CLO
Series 2015-1X-DRR 5.815% (3-Month EURIBOR + 365 basis points), 7/25/2035
1,4
3,500,000 4,049,606
Barings Loan Partners CLO Ltd.
Series LP-5A-A 4.895% (3-Month Term SOFR + 122 basis points), 1/20/2035
1,2,4
2,500,000 2,502,500
Battalion CLO Ltd.
Series 2016-10A-CR2 7.379% (3-Month Term SOFR + 371 basis points), 1/24/2035
1,2,4
2,000,000 1,901,798
Series 2020-15A-A1RR 4.660% (3-Month Term SOFR + 98 basis points), 1/17/2033
1,2,4
816,825 817,355
Benefit Street Partners CLO Ltd.
Series 2019-17A-D1R2 6.823% (3-Month Term SOFR + 315 basis points), 10/15/2037
1,2,4
1,000,000 1,002,431

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
5
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2022-27A-D1R 6.825% (3-Month Term SOFR + 315 basis points), 10/20/2037
1,2,4
1,250,000 $ 1,248,156
Series 2026-47A-A 4.861% (3-Month Term SOFR + 119 basis points), 4/15/2039
1,2,4
2,500,000 2,504,999
Series 2026-49A-D1 6.581% (3-Month Term SOFR + 290 basis points), 4/25/2039
1,2,4,5
1,000,000 1,005,547
BlueMountain CLO Ltd.
Series 2015-3A-A2R 5.437% (3-Month Term SOFR + 176 basis points), 4/20/2031
1,2,4
2,000,000 2,006,466
Series 2020-29A-D2R 8.178% (3-Month Term SOFR + 451 basis points), 7/25/2034
1,2,4
1,750,000 1,720,076
Broad River BSL Funding CLO Ltd.
Series 2020-1A-AR 5.107% (3-Month Term SOFR + 143 basis points), 7/20/2034
1,2,4
4,000,000 4,000,000
Bryant Park Funding Ltd.
Series 2021-17RA-ER 10.605% (3-Month Term SOFR + 693 basis points), 1/20/2038
1,2,4
1,000,000 957,298
Series 2024-23A-D2R 8.301% (3-Month Term SOFR + 465 basis points), 5/15/2037
1,2,4,5
1,000,000 999,883
Series 2024-23A-ER 9.551% (3-Month Term SOFR + 590 basis points), 5/15/2037
1,2,4,5
1,000,000 999,888
Carlyle US CLO Ltd.
Series 2018-4A-D2R 8.380% (3-Month Term SOFR + 470 basis points), 10/17/2037
1,2,4
1,000,000 982,846
Series 2022-1A-DR 6.923% (3-Month Term SOFR + 325 basis points), 4/15/2035
1,2,4
1,000,000 998,662
Series 2026-2A-D 6.813% (3-Month Term SOFR + 315 basis points), 4/20/2039
1,2,4
1,000,000 1,005,576
Series 2026-2A-E 9.703% (3-Month Term SOFR + 604 basis points), 4/20/2039
1,2,4
1,000,000 1,030,119
CarVal CLO Ltd.
Series 2019-1A-AR2 4.695% (3-Month Term SOFR + 102 basis points), 4/20/2032
1,2,4
1,487,789 1,488,010
CBAMR Ltd.
Series 2017-4A-BR 5.473% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,4
1,000,000 1,004,643
Cedar Funding CLO Ltd.
Series 2014-4A-DR3 6.966% (3-Month Term SOFR + 330 basis points), 1/23/2038
1,2,4
625,000 621,641
Series 2024-19A-A1 4.996% (3-Month Term SOFR + 133 basis points), 1/23/2038
1,2,4
1,000,000 1,003,097
CIFC Funding Ltd.
Series 2019-1A-A1R2 5.035% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,4
3,900,000 3,911,672
Series 2020-2A-D2R2 7.580% (3-Month Term SOFR + 390 basis points), 4/16/2039
1,2,4
1,375,000 1,371,850
CreekSource Dunes Creek CLO Ltd.
Series 2024-1A-D 6.773% (3-Month Term SOFR + 310 basis points), 1/15/2038
1,2,4
1,250,000 1,259,676
CVC Cordatus Loan Fund DAC
Series 23X-DRR 4.936% (3-Month EURIBOR + 285 basis points), 4/25/2036
1,4
3,000,000 3,431,648
Series 36X-B 4.238% (3-Month EURIBOR + 200 basis points), 10/20/2038
1,4
1,750,000 2,011,110
Dartry Park CLO DAC
Series 1X-CRR 5.513% (3-Month EURIBOR + 335 basis points), 1/28/2034
1,4
2,250,000 2,580,299
Dryden CLO Ltd.
Series 2019-75A-AR3 4.713% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,4
5,000,000 5,002,379
Series 2019-80A-BRR 5.180% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,4
2,000,000 2,003,036
Series 2020-86A-DR 7.142% (3-Month Term SOFR + 346 basis points), 7/17/2034
1,2,4
1,000,000 991,994
Series 2024-119A-D1R 6.326% (3-Month Term SOFR + 270 basis points), 7/15/2039
1,2,4
1,500,000 1,507,466
Series 2026-114A-D1 6.633% (3-Month Term SOFR + 300 basis points), 4/20/2039
1,2,4
1,500,000 1,508,189
Dryden Euro CLO DAC
Series 2016-48X-B2RR 4.800% , 1/15/2040
1
1,250,000 1,438,747
Series 2021-103X-B2R 5.150% , 1/19/2038
1
2,000,000 2,299,851
Series 2024-124X-B2 5.100% , 12/20/2037
1
2,500,000 2,871,170
Dryden Senior Loan Fund
Series 2015-41A-DR 6.535% (3-Month Term SOFR + 286 basis points), 4/15/2031
1,2,4
1,000,000 1,005,568
Series 2017-49A-DR 7.337% (3-Month Term SOFR + 366 basis points), 7/18/2030
1,2,4
1,500,000 1,509,543
Eaton Vance CLO Ltd.
Series 2013-1A-D1R4 6.673% (3-Month Term SOFR + 300 basis points), 10/15/2038
1,2,4
1,000,000 1,004,164

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
6
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2015-1A-DR 6.437% (3-Month Term SOFR + 276 basis points), 1/20/2030
1,2,4
1,500,000 $ 1,504,883
Series 2020-2A-ER2 10.173% (3-Month Term SOFR + 650 basis points), 10/15/2037
1,2,4
1,000,000 960,810
Elmwood CLO Ltd.
Series 2019-3A-A1RR 5.055% (3-Month Term SOFR + 138 basis points), 7/18/2037
1,2,4
1,750,000 1,751,514
Series 2020-3A-ARR 5.055% (3-Month Term SOFR + 138 basis points), 7/18/2037
1,2,4
5,000,000 5,002,541
Series 2020-4A-D1RR 6.780% (3-Month Term SOFR + 310 basis points), 10/17/2037
1,2,4
1,240,000 1,238,175
Series 2021-1A-DRR 6.890% (3-Month Term SOFR + 325 basis points), 4/20/2037
1,2,4
1,000,000 1,005,796
Series 2021-2A-D1R 6.325% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,4
1,000,000 1,005,177
Series 2021-3A-DR2 6.725% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,500,000 1,507,853
Series 2022-1A-BR 5.375% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,4
2,000,000 2,008,361
Series 2022-6A-D1R2 6.380% (3-Month Term SOFR + 270 basis points), 10/17/2038
1,2,4
1,500,000 1,508,036
Series 2023-2A-D1R2 6.331% (3-Month Term SOFR + 265 basis points), 7/16/2039
1,2,4
1,000,000 1,002,781
Empower CLO Ltd.
Series 2022-1A-A1R 5.065% (3-Month Term SOFR + 139 basis points), 10/20/2037
1,2,4
2,000,000 2,005,113
Series 2023-3A-AR 4.905% (3-Month Term SOFR + 124 basis points), 1/20/2039
1,2,4
3,000,000 3,004,328
Series 2023-3A-D1R 6.515% (3-Month Term SOFR + 285 basis points), 1/20/2039
1,2,4
2,000,000 2,004,539
Series 2023-3A-ER 9.315% (3-Month Term SOFR + 565 basis points), 1/20/2039
1,2,4
1,000,000 979,565
Series 2024-1A-D1R 7.054% (3-Month Term SOFR + 340 basis points), 4/25/2037
1,2,4
1,000,000 1,000,025
Series 2025-1A-A 4.985% (3-Month Term SOFR + 131 basis points), 7/20/2038
1,2,4
2,750,000 2,759,006
Series 2025-1A-D1 6.625% (3-Month Term SOFR + 295 basis points), 7/20/2038
1,2,4
1,000,000 1,005,247
Flatiron CLO Ltd.
Series 2020-1A-ER2 8.892% (3-Month Term SOFR + 525 basis points), 11/20/2038
1,2,4
1,500,000 1,478,432
Galaxy CLO Ltd.
Series 2023-32A-ER 9.525% (3-Month Term SOFR + 585 basis points), 1/20/2039
1,2,4
1,000,000 1,015,665
Golub Capital CLO Ltd.
Series 2026-88A-D1 6.830% (3-Month Term SOFR + 315 basis points), 4/17/2039
1,2,4
2,000,000 2,006,219
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 6.673% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,4
1,000,000 1,003,250
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.774% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,4
2,000,000 1,997,900
Series 2026-1A-D1A 6.881% (3-Month Term SOFR + 320 basis points), 4/15/2039
1,2,4
1,500,000 1,508,285
KKR CLO Ltd.
Series 18-A1R2 4.725% (3-Month Term SOFR + 105 basis points), 10/18/2035
1,2,4
952,424 952,997
Series 40A-AR 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2034
1,2,4
3,000,000 3,003,484
KKR Financial CLO Ltd.
Series 2013-1A-D1R3 6.923% (3-Month Term SOFR + 325 basis points), 10/15/2038
1,2,4
1,000,000 1,008,172
Menlo CLO Ltd.
Series 2024-1A-D1 6.925% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,4
1,500,000 1,510,766
Series 2025-3A-A 4.980% (3-Month Term SOFR + 130 basis points), 10/16/2038
1,2,4
3,500,000 3,511,785
Mountain View CLO Ltd.
Series 2019-1A-DR 7.875% (3-Month Term SOFR + 420 basis points), 10/15/2034
1,2,4
1,500,000 1,456,333
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-28A-D1R 6.875% (3-Month Term SOFR + 320 basis points), 10/20/2038
1,2,4
1,000,000 1,007,557
Series 2019-33A-AR2 4.900% (3-Month Term SOFR + 122 basis points), 4/16/2039
1,2,4
1,000,000 1,000,500
New Mountain CLO Ltd.
Series CLO-4A-BR 5.725% (3-Month Term SOFR + 205 basis points), 3/20/2038
1,2,4
1,000,000 1,005,649
Series CLO-6A-D1 6.775% (3-Month Term SOFR + 310 basis points), 10/15/2037
1,2,4
1,750,000 1,758,739
Series CLO-9A-D1 6.509% (3-Month Term SOFR + 280 basis points), 4/22/2039
1,2,4
2,000,000 1,995,150
Series CLO-9A-E 9.009% (3-Month Term SOFR + 530 basis points), 4/22/2039
1,2,4
1,000,000 1,000,735

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
7
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Northwoods Capital Ltd.
Series 2018-11BA-A1R 5.125% (3-Month Term SOFR + 145 basis points), 7/19/2037
1,2,4
2,500,000 $ 2,500,000
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.055% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,4
2,000,000 2,004,501
OCP CLO Ltd.
Series 2017-13A-AR2 5.012% (3-Month Term SOFR + 134 basis points), 11/26/2037
1,2,4
3,500,000 3,506,128
Series 2017-14A-A1R 5.045% (3-Month Term SOFR + 137 basis points), 7/20/2037
1,2,4
3,000,000 3,004,476
Series 2020-18A-ER2 9.925% (3-Month Term SOFR + 625 basis points), 7/20/2037
1,2,4
1,000,000 1,005,546
Series 2022-25A-A1R 5.095% (3-Month Term SOFR + 142 basis points), 7/20/2037
1,2,4
4,000,000 4,000,000
OCP Euro CLO DAC
Series 2023-8X-BR 4.138% (3-Month EURIBOR + 190 basis points), 1/20/2040
1,4
3,000,000 3,440,351
Series 2023-8X-DR 5.538% (3-Month EURIBOR + 330 basis points), 1/20/2040
1,4
1,000,000 1,148,800
OCP Euro DAC
Series 2025-12A-B2 4.700% , 1/20/2038
1,2
1,500,000 1,722,378
Octagon Investment Partners Ltd.
Series 2019-1A-D1R 6.523% (3-Month Term SOFR + 285 basis points), 10/15/2038
1,2,4
500,000 502,088
Octagon Ltd.
Series 2021-1A-AR 4.743% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,4
5,000,000 5,002,558
Series 2021-1A-D 7.035% (3-Month Term SOFR + 336 basis points), 10/15/2034
1,2,4
1,000,000 992,989
Series 2022-1A-D 7.351% (3-Month Term SOFR + 370 basis points), 5/15/2035
1,2,4
1,000,000 991,061
OHA Credit Funding Ltd.
Series 2022-11A-B1R 5.275% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,4
1,000,000 1,002,763
OHA Credit Partners Ltd.
Series 2015-12AR-D1R3 0.00%, 7/23/2039
1,2,5,6
1,000,000 1,000,000
OZLM Ltd.
Series 2014-6A-CT 6.580% (3-Month Term SOFR + 290 basis points), 4/17/2031
1,2,4
2,000,000 2,011,185
Penta CLO DAC
Series 2017-3X-CRR 4.240% (3-Month EURIBOR + 200 basis points), 10/17/2038
1,4
1,500,000 1,717,542
Post CLO Ltd.
Series 2018-1A-D1R 7.080% (3-Month Term SOFR + 340 basis points), 10/16/2037
1,2,4
1,000,000 1,007,524
Series 2021-1A-DR 6.673% (3-Month Term SOFR + 300 basis points), 10/15/2034
1,2,4
1,250,000 1,235,948
Series 2022-1A-AR 4.775% (3-Month Term SOFR + 110 basis points), 4/20/2035
1,2,4
3,500,000 3,503,233
Series 2022-1A-DR 6.775% (3-Month Term SOFR + 310 basis points), 4/20/2035
1,2,4
1,000,000 994,796
Series 2023-1A-A1R 4.975% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
4,500,000 4,508,609
Series 2023-1A-BR 5.375% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,4
1,500,000 1,506,249
Series 2023-1A-D1R 6.525% (3-Month Term SOFR + 285 basis points), 10/20/2038
1,2,4
2,000,000 2,013,007
Series 2023-1A-D2R 7.625% (3-Month Term SOFR + 395 basis points), 10/20/2038
1,2,4
200,000 199,603
Series 2024-1A-A1R 4.875% (3-Month Term SOFR + 127 basis points), 3/30/2039
1,2,4
2,000,000 2,003,002
Series 2024-2A-E 10.175% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,4
1,000,000 1,014,433
Series 2025-1A-D2 7.596% (3-Month Term SOFR + 390 basis points), 1/20/2039
1,2,4
1,000,000 1,004,133
Series 2025-1A-E 9.096% (3-Month Term SOFR + 540 basis points), 1/20/2039
1,2,4
1,000,000 1,000,703
Series 2026-1A-D1 6.558% (3-Month Term SOFR + 265 basis points), 7/20/2039
1,2,4
1,125,000 1,124,970
Recette CLO Ltd.
Series 2015-1A-FRR 12.407% (3-Month Term SOFR + 873 basis points), 4/20/2034
1,2,4
1,000,000 539,517
Regatta Funding Ltd.
Series 2016-1A-A1R3 4.747% (3-Month Term SOFR + 107 basis points), 6/20/2034
1,2,4
3,000,000 3,001,895
Series 2016-1A-D2R3 7.575% (3-Month Term SOFR + 390 basis points), 10/20/2038
1,2,4
1,000,000 967,697
Series 2016-1A-ER3 10.077% (3-Month Term SOFR + 640 basis points), 6/20/2034
1,2,4
2,000,000 1,853,064
Series 2019-2A-ER2 9.323% (3-Month Term SOFR + 565 basis points), 4/15/2039
1,2,4
1,000,000 965,642

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
8
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
RR Ltd.
Series 2020-8A-DR2 8.673% (3-Month Term SOFR + 500 basis points), 1/15/2039
1,2,4
1,500,000 $ 1,487,779
Sculptor CLO Ltd.
Series 32A-D1R 6.946% (3-Month Term SOFR + 325 basis points), 4/30/2039
1,2,4
1,000,000 1,000,904
Shackleton CLO Ltd.
Series 2013-4RA-C 6.800% (3-Month Term SOFR + 313 basis points), 4/13/2031
1,2,4
1,750,000 1,759,728
Series 2019-14A-ERR 9.575% (3-Month Term SOFR + 590 basis points), 7/20/2034
1,2,4
1,000,000 948,206
Signal Peak CLO Ltd.
Series 2016-3A-D1R4 7.160% (3-Month Term SOFR + 350 basis points), 4/23/2039
1,2,4
1,500,000 1,504,029
Series 2017-4A-AR2 4.787% (3-Month Term SOFR + 112 basis points), 10/26/2034
1,2,4
2,000,000 2,001,089
Silver Point CLO Ltd.
Series 2025-12A-A1 4.983% (3-Month Term SOFR + 131 basis points), 10/15/2038
1,2,4
2,000,000 2,006,746
Series 2025-9A-A1 5.193% (3-Month Term SOFR + 152 basis points), 3/31/2038
1,2,4
2,000,000 2,007,402
Sixth Street CLO Ltd.
Series 2023-22A-D1R 6.322% (3-Month Term SOFR + 265 basis points), 4/21/2038
1,2,4
1,000,000 995,086
Sound Point CLO Ltd.
Series 2019-3A-DR 7.428% (3-Month Term SOFR + 376 basis points), 10/25/2034
1,2,4
1,500,000 1,431,414
Symphony CLO Ltd.
Series 2021-25A-AR 4.725% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,4
2,500,000 2,502,119
TCI-Symphony CLO Ltd.
Series 2016-1A-AR2 4.950% (3-Month Term SOFR + 128 basis points), 10/13/2032
1,2,4
187,228 187,260
Thayer Park CLO Ltd.
Series 2017-1A-A1RR 4.675% (3-Month Term SOFR + 100 basis points), 4/20/2034
1,2,4
3,750,000 3,754,583
Trestles CLO Ltd.
Series 2017-1A-A1RR 5.127% (3-Month Term SOFR + 146 basis points), 7/25/2037
1,2,4
4,000,000 4,009,918
Series 2018-2A-A1RR 4.851% (3-Month Term SOFR + 125 basis points), 7/15/2039
1,2,4
2,500,000 2,503,030
Series 2023-6A-A1R 4.847% (3-Month Term SOFR + 118 basis points), 4/25/2038
1,2,4
2,000,000 2,000,576
Trinitas CLO Ltd.
Series 2019-10A-AR2 4.813% (3-Month Term SOFR + 114 basis points), 1/15/2035
1,2,4
2,000,000 2,001,726
Series 2021-15A-A1R 4.784% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,4
3,000,000 3,003,068
Series 2021-15A-B1R 5.314% (3-Month Term SOFR + 165 basis points), 4/22/2034
1,2,4
1,000,000 1,001,995
Series 2022-21A-C1R 5.625% (3-Month Term SOFR + 195 basis points), 4/20/2038
1,2,4
1,250,000 1,255,110
Series 2024-29A-A1 5.156% (3-Month Term SOFR + 149 basis points), 7/23/2037
1,2,4
3,000,000 3,004,974
Venture CLO Ltd.
Series 2019-38A-ARR 4.663% (3-Month Term SOFR + 100 basis points), 7/30/2032
1,2,4
742,995 743,769
Verdelite Static CLO Ltd.
Series 2024-1A-D 6.525% (3-Month Term SOFR + 285 basis points), 7/20/2032
1,2,4
1,250,000 1,254,958
Voya CLO Ltd.
Series 2013-1A-CR 6.885% (3-Month Term SOFR + 321 basis points), 10/15/2030
1,2,4
1,000,000 1,004,665
Series 2013-2A-CR 6.678% (3-Month Term SOFR + 301 basis points), 4/25/2031
1,2,4
1,750,000 1,759,843
Series 2017-1A-C 7.272% (3-Month Term SOFR + 359 basis points), 4/17/2030
1,2,4
1,250,000 1,256,565
Series 2020-3A-ARR 4.922% (3-Month Term SOFR + 125 basis points), 1/20/2038
1,2,4
1,500,000 1,503,999
Series 2021-3A-A1R 4.923% (3-Month Term SOFR + 125 basis points), 4/15/2038
1,2,4
3,000,000 3,004,125
Voya Euro CLO DAC
Series 1A-B2R 5.150% , 10/15/2037
1,2
2,000,000 2,294,453
Series 9X-B1 4.154% (3-Month EURIBOR + 195 basis points), 10/15/2038
1,4
1,875,000 2,153,589
Whitebox CLO Ltd.
Series 2020-2A-A1R2 5.047% (3-Month Term SOFR + 138 basis points), 10/24/2037
1,2,4
1,000,000 1,003,390
Series 2023-4A-D1R 7.575% (3-Month Term SOFR + 390 basis points), 4/20/2036
1,2,4
1,000,000 1,008,480

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
9
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2025-5A-B 5.375% (3-Month Term SOFR + 170 basis points), 7/20/2038
1,2,4
1,000,000 $ 1,004,094
Wind River CLO Ltd.
Series 2021-4A-AR 4.902% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,4
4,000,000 4,004,273
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $286,569,858) 286,544,787
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FNMA
Series 2004-T5-AB4
, 7.239% , 5/28/2035
1,6
525,147 504,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $508,653) 504,421
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
BBCMS Mortgage Trust
Series 2019-BWAY-D
, 2.714% (1-Month Term SOFR + 227.4 basis points), 11/15/2034
2,4
2,000,000 26,208
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
3,318,763 3,071,602
NYO Commercial Mortgage Trust
Series 2021-1290-A
, 4.835% (1-Month Term SOFR + 120.9 basis points), 11/15/2038
2,4
2,880,000 2,879,783
US Bank C&I Credit-Linked Notes
Series 2025-SUP2-C
, 5.528% (30-Day Term SOFR Average + 190 basis points), 9/25/2032
1,2,4
3,087,990 3,101,983
Worldwide Plaza Trust
Series 2017-WWP-F
, 3.715% , 11/10/2036
2,6
1,575,000 7,977
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $12,456,310) 9,087,553
CONVERTIBLE BONDS —0.1%
SOFTWARE — 0.1%
Zscaler, Inc.
3.890%, 7/15/2028
2,7
825,000 763,125
TOTAL CONVERTIBLE BONDS
(Cost $762,918) 763,125
CORPORATE BONDS —26.6%
AEROSPACE & DEFENSE — 0.1%
Spirit AeroSystems, Inc.
4.600%, 6/15/2028
1
1,150,000 1,146,977
AUTOMOBILE COMPONENTS — 0.3%
Cyprium Corp. / Cyprium Holdings Luxembourg SARL
6.125%, 4/15/2031
1,2
1,300,000 1,303,193
IHO Verwaltungs GmbH
7.375%, 5/15/2033
1,2
400,000 416,142

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
10
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
AUTOMOBILE COMPONENTS (Continued)
ZF North America Capital, Inc.
7.125%, 4/14/2030
1,2
900,000 $ 908,653
2,627,988
AUTOMOBILES — 0.8%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
1,125,000 1,095,108
General Motors Co.
6.800%, 10/1/2027
1
1,950,000 1,997,435
Hyundai Capital America
2.750%, 9/27/2026
1,2
2,446,000 2,437,970
Hyundai Capital America
5.150%(Term SOFR + 150 basis points), 1/8/2027
2,4
525,000 527,458
Hyundai Capital America
4.662%(Term SOFR + 104 basis points), 6/24/2027
2,4
875,000 879,319
6,937,290
BEVERAGES — 0.6%
Constellation Brands, Inc.
2.250%, 8/1/2031
1
1,500,000 1,324,358
Keurig Dr. Pepper, Inc.
4.350%, 5/15/2028
1
2,310,000 2,300,337
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 4/30/2029
1,2
1,550,000 1,513,984
5,138,679
BIOTECHNOLOGY — 0.3%
Amgen, Inc.
2.200%, 2/21/2027
1
2,750,000 2,713,997
BROADLINE RETAIL — 0.3%
eBay, Inc.
4.250%, 3/6/2029
1
1,425,000 1,408,910
Match Group Holdings II LLC
4.125%, 8/1/2030
1,2
1,325,000 1,247,908
2,656,818
BUILDING PRODUCTS — 0.2%
Builders FirstSource, Inc.
5.000%, 3/1/2030
1,2
700,000 686,788
Standard Industries, Inc.
4.375%, 7/15/2030
1,2
1,050,000 998,015
1,684,803
CAPITAL MARKETS — 0.2%
Intercontinental Exchange, Inc.
4.000%, 9/15/2027
1
1,500,000 1,492,868

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
11
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
CHEMICALS — 0.6%
Axalta Coating Systems LLC
3.375%, 2/15/2029
1,2
2,034,000 $ 1,947,221
HB Fuller Co.
4.250%, 10/15/2028
1
725,000 713,839
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
3,000,000 2,973,924
5,634,984
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Veralto Corp.
5.500%, 9/18/2026
1
3,514,000 3,520,090
Waste Management, Inc.
4.875%, 2/15/2029
1
3,296,000 3,330,749
6,850,839
CONSTRUCTION & ENGINEERING — 0.4%
MasTec, Inc.
4.500%, 8/15/2028
1,2
3,745,000 3,709,773
CONSUMER FINANCE — 0.6%
Caterpillar Financial Services Corp.
4.051%(Term SOFR + 38 basis points), 1/7/2027
4
1,525,000 1,525,124
Caterpillar Financial Services Corp.
4.157%(Term SOFR + 52 basis points), 5/14/2027
4
1,475,000 1,477,492
General Motors Financial Co., Inc.
4.693%(Term SOFR + 104 basis points), 2/26/2027
4
2,019,000 2,023,680
5,026,296
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
2,300,000 2,185,370
CONTAINERS & PACKAGING — 0.5%
CANPACK Group, Inc. / CANPACK SA
6.000%, 5/15/2031
1,2
555,000 558,530
Graphic Packaging International LLC
3.750%, 2/1/2030
1,2
2,225,000 2,092,453
Silgan Holdings, Inc.
4.250%, 2/15/2031
1,8
1,575,000 1,791,993
4,442,976
DISTRIBUTORS — 0.1%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
818,000 804,888
DIVERSIFIED REITS — 0.8%
Digital Realty Trust LP
3.700%, 8/15/2027
1
3,505,000 3,474,787

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
12
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
DIVERSIFIED REITS (Continued)
Simon Property Group LP
3.250%, 11/30/2026
1
3,200,000 $ 3,188,518
6,663,305
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.
1.650%, 2/1/2028
1
4,125,000 3,942,978
Verizon Communications, Inc.
4.329%, 9/21/2028
1
922,000 919,335
Verizon Communications, Inc.
4.016%, 12/3/2029
1
1,675,000 1,644,158
6,506,471
ELECTRIC UTILITIES — 1.9%
AEP Transmission Co. LLC
3.100%, 12/1/2026
1
1,150,000 1,145,107
Duke Energy Corp.
3.150%, 8/15/2027
1
3,415,000 3,366,790
Eversource Energy
5.450%, 3/1/2028
1
2,200,000 2,225,546
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/2027
1
3,500,000 3,477,680
NRG Energy, Inc.
5.750%, 7/15/2029
1,2
1,100,000 1,101,670
NRG Energy, Inc.
4.734%, 10/15/2030
1,2
1,095,000 1,082,224
Southern Co. (The)
5.113%, 8/1/2027 2,025,000 2,035,194
Vistra Operations Co. LLC
4.300%, 7/15/2029
1,2
754,000 739,034
XPLR Infrastructure Operating Partners LP
8.375%, 1/15/2031
1,2
1,300,000 1,387,146
16,560,391
ENERGY EQUIPMENT & SERVICES — 0.1%
Kodiak Gas Services LLC
5.875%, 4/1/2031
1,2
600,000 601,859
ENTERTAINMENT — 0.3%
Netflix, Inc.
4.875%, 4/15/2028
1
2,464,000 2,482,636
FINANCIAL SERVICES — 0.8%
Block, Inc.
6.000%, 8/15/2033
1,2
1,336,000 1,345,987
Mastercard, Inc.
4.065%(SOFR Index + 44 basis points), 3/15/2028
1,4
1,920,000 1,920,144
Mastercard, Inc.
4.325%, 6/8/2028
1
400,000 400,123

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
13
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
FINANCIAL SERVICES (Continued)
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 8/15/2032
1,2
1,054,000 $ 1,056,753
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
1,950,000 1,939,271
6,662,278
FOOD PRODUCTS — 1.9%
Campbell's Co. (The)
2.375%, 4/24/2030
1
900,000 816,391
Flowers Foods, Inc.
2.400%, 3/15/2031
1
2,060,000 1,787,951
General Mills, Inc.
4.200%, 4/17/2028
1
3,250,000 3,230,419
Hormel Foods Corp.
1.800%, 6/11/2030
1
1,190,000 1,070,347
J. M. Smucker Co. (The)
2.375%, 3/15/2030
1
1,900,000 1,753,855
Mars, Inc.
4.600%, 3/1/2028
1,2
4,130,000 4,138,604
Mondelez International Holdings Netherlands BV
1.250%, 9/24/2026
1,2
1,720,000 1,708,185
Mondelez International, Inc.
2.625%, 3/17/2027
1
2,500,000 2,469,895
16,975,647
GROUND TRANSPORTATION — 0.6%
Ashtead Capital, Inc.
4.375%, 8/15/2027
1,2
2,000,000 1,992,668
CSX Corp.
3.800%, 3/1/2028
1
3,188,000 3,156,163
5,148,831
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Avantor Funding, Inc.
3.875%, 11/1/2029
1,2
700,000 668,731
Baxter International, Inc.
1.730%, 4/1/2031
1
2,500,000 2,128,590
Becton Dickinson & Co.
3.700%, 6/6/2027
1
1,725,000 1,714,081
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
4,085,000 4,145,308
Medline Borrower LP
3.875%, 4/1/2029
1,2
2,000,000 1,943,288
Stryker Corp.
4.850%, 12/8/2028
1
1,822,000 1,834,334
Zimmer Biomet Holdings, Inc.
5.350%, 12/1/2028
1
1,700,000 1,726,959
14,161,291

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
14
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
HEALTH CARE PROVIDERS & SERVICES — 1.4%
CVS Health Corp.
4.300%, 3/25/2028
1
1,500,000 $ 1,492,468
Elevance Health, Inc.
3.650%, 12/1/2027
1
1,950,000 1,927,846
HCA, Inc.
4.500%, 2/15/2027
1
928,000 927,696
HCA, Inc.
4.125%, 6/15/2029
1
1,225,000 1,206,383
Icon Investments Six DAC
5.809%, 5/8/2027
1
3,200,000 3,225,626
McKesson Corp.
1.300%, 8/15/2026
1
2,915,000 2,904,933
Universal Health Services, Inc.
2.650%, 10/15/2030
1
1,100,000 989,465
12,674,417
HEALTH CARE TECHNOLOGY — 0.1%
IQVIA, Inc.
2.250%, 3/15/2029
1,8
1,000,000 1,110,722
HOTELS, RESTAURANTS & LEISURE — 0.6%
Brightstar Lottery plc
5.250%, 1/15/2029
1,2
2,050,000 2,044,279
Starbucks Corp.
4.850%, 2/8/2027
1
615,000 616,875
Starbucks Corp.
4.000%, 11/15/2028
1
2,925,000 2,891,895
5,553,049
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co. (The)
4.400%, 5/1/2029
1
3,150,000 3,128,572
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantica Sustainable Infrastructure plc
4.125%, 6/15/2028
1,2
1,277,000 1,257,907
Constellation Energy Generation LLC
3.900%, 1/8/2028 1,675,000 1,661,123
Talen Energy Supply LLC
6.125%, 5/1/2031
1,2
1,375,000 1,375,597
4,294,627
IT SERVICES — 0.5%
Everforth, Inc.
4.625%, 5/15/2028
1,2
850,000 787,663
Gartner, Inc.
4.500%, 7/1/2028
1,2
1,450,000 1,424,610
Gartner, Inc.
3.625%, 6/15/2029
1,2
574,000 542,974

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
15
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
IT SERVICES (Continued)
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 3/1/2029
1,2
1,450,000 $ 1,366,857
4,122,104
MACHINERY — 0.3%
Parker-Hannifin Corp.
4.250%, 9/15/2027
1
2,050,000 2,046,875
Stanley Black & Decker, Inc.
2.300%, 3/15/2030
1
700,000 640,968
2,687,843
MEDIA — 0.3%
Fox Corp.
4.709%, 1/25/2029
1
2,850,000 2,848,381
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Blackstone Mortgage Trust, Inc.
6.250%, 6/1/2031
1,2
1,017,000 984,494
MULTI-UTILITIES — 0.7%
Dominion Energy, Inc.
3.375%, 4/1/2030
1
1,350,000 1,289,195
DTE Energy Co.
4.950%, 7/1/2027
1
3,105,000 3,120,970
Public Service Enterprise Group, Inc.
5.200%, 4/1/2029
1
1,625,000 1,647,496
6,057,661
OIL, GAS & CONSUMABLE FUELS — 1.7%
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
1,390,000 1,386,936
Enbridge, Inc.
3.700%, 7/15/2027
1
2,700,000 2,682,228
Energy Transfer LP
4.950%, 6/15/2028
1
1,775,000 1,784,893
Enterprise Products Operating LLC
4.300%, 6/20/2028
1
2,150,000 2,142,870
Hess Midstream Operations LP
5.125%, 6/15/2028
1,2
1,425,000 1,422,864
Kinetik Holdings LP
5.875%, 6/15/2030
1,2
1,500,000 1,509,399
Northriver Midstream Finance LP
6.750%, 7/15/2032
1,2
1,350,000 1,367,927
TerraForm Power Operating LLC
4.750%, 1/15/2030
1,2
2,450,000 2,371,644
14,668,761

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
16
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
PERSONAL CARE PRODUCTS — 0.3%
Haleon US Capital LLC
3.375%, 3/24/2027
1
2,975,000 $ 2,953,633
PHARMACEUTICALS — 1.4%
Eli Lilly & Co.
4.200%, 8/14/2029
1
1,850,000 1,840,611
Merck & Co., Inc.
4.195%(Term SOFR + 57 basis points), 3/15/2029
4
4,100,000 4,113,567
Roche Holdings, Inc.
1.930%, 12/13/2028
1,2
2,825,000 2,665,812
Zoetis, Inc.
4.150%, 8/17/2028
1
2,214,000 2,199,701
Zoetis, Inc.
3.900%, 8/20/2028
1
1,385,000 1,368,915
12,188,606
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Applied Materials, Inc.
4.800%, 6/15/2029
1
2,175,000 2,200,435
Entegris, Inc.
4.750%, 4/15/2029
1,2
2,765,000 2,734,016
Kioxia Holdings Corp.
6.250%, 7/24/2030
1,2
2,291,000 2,363,793
7,298,244
SOFTWARE — 1.1%
AppLovin Corp.
5.125%, 12/1/2029
1
1,551,000 1,564,149
Atlassian Corp.
5.250%, 5/15/2029
1
1,750,000 1,754,670
Crowdstrike Holdings, Inc.
3.000%, 2/15/2029
1
750,000 715,833
Oracle Corp.
4.401%(Term SOFR + 76 basis points), 8/3/2028
1,4
1,825,000 1,809,792
ServiceNow, Inc.
4.250%, 5/15/2028
1
1,160,000 1,156,604
VMware LLC
2.200%, 8/15/2031
1
600,000 528,566
Workday, Inc.
3.800%, 4/1/2032
1
2,300,000 2,142,467
9,672,081
SPECIALIZED REITS — 0.6%
American Tower Corp.
3.375%, 10/15/2026
1
2,235,000 2,228,962
Crown Castle, Inc.
5.000%, 1/11/2028
1
3,000,000 3,016,840
5,245,802

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
17
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
SPECIALTY RETAIL — 0.3%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
2,605,000 $ 2,580,141
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Dell International LLC / EMC Corp.
5.300%, 10/1/2029
1
1,350,000 1,372,786
Hewlett Packard Enterprise Co.
4.400%, 9/25/2027
1
2,228,000 2,224,258
3,597,044
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Eutelsat SA
1.500%, 10/13/2028
1,8
1,400,000 1,544,507
NJJ Continental SA
4.500%, 1/30/2030
1,8
750,000 872,483
NJJ Continental SA
3.875%, 10/15/2030
1,8
1,525,000 1,739,095
4,156,085
TOTAL CORPORATE BONDS
(Cost $235,362,843) 234,639,522
EXCHANGE TRADED FUNDS —0.9%
Palmer Square CLO Senior Debt ETF
9
42,549 870,553
Palmer Square Credit Opportunities ETF
9
27,986 578,471
Palmer Square EUR CLO Senior Debt Index UCITS ETF
*,8,9
114,579 6,729,052
8,178,076
TOTAL EXCHANGE TRADED FUNDS
(Cost $8,085,903) 8,178,076
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.6%
Bear Stearns ARM Trust
Series 2004-3-1A3
, 4.498% , 7/25/2034
1,6
37,779 35,260
COLT Mortgage Loan Trust
Series 2021-4-A1
, 1.397% , 10/25/2066
1,2,6
4,074,463 3,467,052
Series 2022-1-A1
, 2.284% , 12/27/2066
1,2,6
3,774,705 3,533,236
EFMT
Series 2026-AE2-A29
, 5.428% (30-Day Term SOFR Average + 180 basis points, 6.00% Cap),
4/25/2061
2,4
5,588,377 5,593,409
Series 2026-NQM4-A1
, 5.466% , 4/25/2071
1,2,6
3,930,012 3,927,368
Series 2026-NQM6-A1
, 5.466% , 6/25/2071
1,2,6
1,200,000 1,200,242
Ellington Financial Mortgage Trust
Series 2021-2-A1
, 0.931% , 6/25/2066
1,2,6
3,321,065 2,823,928
Series 2021-3-A1
, 1.241% , 9/25/2066
1,2,6
3,490,547 2,902,582
Flagstar Mortgage Trust
Series 2021-2-A6
, 2.500% , 4/25/2051
1,2,6
2,617,895 2,342,057

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
18
See accompanying Notes to Financial Statements.
Principal
Amount Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage-Backed Securities Trust
Series 2025-PJ11-A27
, 4.978% (30-Day Term SOFR Average + 135 basis points, 7.00% Cap),
5/25/2056
1,2,4
1,577,711 $ 1,581,924
Mellon Residential Funding Corp.
Series 1999-TBC3-A2
, 4.394% , 10/20/2029
1,6
9,334 9,135
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM3-A1
, 5.209% , 3/25/2071
1,2,6
2,995,828 2,981,986
OBX Trust
Series 2020-INV1-A11
, 4.663% (1-Month Term SOFR + 101.4 basis points, 6.00% Cap),
12/25/2049
1,2,4
963,591 943,928
Series 2026-AHC1-AF
, 5.378% (30-Day Term SOFR Average + 175 basis points, 6.00% Cap),
4/25/2056
1,2,4
6,318,679 6,349,850
Series 2026-J1-AF
, 4.978% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
2/25/2056
1,2,4
3,839,919 3,846,008
PMT Loan Trust
Series 2026-INV4-A2
, 5.500% , 3/25/2057
1,2,6
1,374,242 1,372,536
Series 2026-INV4-A38
, 5.228% (30-Day Term SOFR Average + 160 basis points, 6.00% Cap),
3/25/2057
1,2,4
3,166,099 3,167,208
Series 2026-J2-A24
, 4.978% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
3/25/2057
1,2,4
5,728,716 5,732,955
RATE Mortgage Trust
Series 2026-J2-A27
, 5.243% (30-Day Term SOFR Average + 165 basis points, 6.00% Cap),
7/25/2056
1,2,4
3,385,000 3,383,061
Sequoia Mortgage Trust
Series 2021-4-A4
, 2.500% , 6/25/2051
1,2,6
2,543,033 2,276,615
Series 2025-12-A26F
, 5.178% (30-Day Term SOFR Average + 155 basis points, 6.50% Cap),
12/25/2055
1,2,4
2,596,615 2,605,792
Series 2026-INV3-A26F
, 5.228% (30-Day Term SOFR Average + 160 basis points, 6.00% Cap),
5/25/2056
1,2,4
5,968,781 5,969,357
Verus Securitization Trust
Series 2021-5-A1
, 1.013% , 9/25/2066
1,2,6
1,187,847 1,022,265
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $68,299,196) 67,067,754
U.S. GOVERNMENT AND AGENCY SECURITIES —7.0%
United States Treasury Notes — 7.0%
U.S. Treasury Notes
3.875%, 12/31/2027 10,000,000 9,958,594
U.S. Treasury Notes
3.500%, 1/31/2028 22,950,000 22,715,122
U.S. Treasury Notes
4.000%, 5/31/2028 10,000,000 9,971,484

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
19
See accompanying Notes to Financial Statements.
Principal
Amount Value
U.S. GOVERNMENT AND AGENCY SECURITIES (Continued)
United States Treasury Notes (Continued)
U.S. Treasury Notes
4.000%, 1/31/2029 19,075,000 $ 18,995,272
61,640,472
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $61,465,364) 61,640,472
Number
of Shares
SHORT-TERM INVESTMENTS — 11.1%
Money Market Funds — 0.5%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.55%
10
4,419,122 4,419,122
Principal
Amount
United States Treasury Bills — 10.6%
U.S. Treasury Bills, 3.050%, 7/7/2026
11
20,000,000 19,988,127
U.S. Treasury Bills, 3.440%, 7/23/2026
11
20,000,000 19,956,204
U.S. Treasury Bills, 3.560%, 8/11/2026
11
18,000,000 17,925,605
U.S. Treasury Bills, 3.600%, 8/18/2026
11
9,000,000 8,956,161
U.S. Treasury Bills, 3.620%, 9/17/2026
11
9,000,000 8,929,012
U.S. Treasury Bills, 3.700%, 10/15/2026
11
18,000,000 17,804,417
93,559,526
TOTAL SHORT-TERM INVESTMENTS
(Cost $97,986,181) 97,978,648
TOTAL INVESTMENTS — 98.6%
(Cost $875,548,815) 870,426,942
Other Assets in Excess of Liabilities — 1.4% 12,738,690
TOTAL NET ASSETS — 100.0% $ 883,165,632
SECURITIES SOLD SHORT — (1.5)%
U.S. GOVERNMENT AND AGENCY SECURITIES —(1.5)%
United States Treasury Notes — (1.5)%
U.S. Treasury Notes
4.125%, 7/31/2031 (13,500,000) (13,445,420)
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Proceeds$(13,565,932)) (13,445,420)
TOTAL SECURITIES SOLD SHORT — (1.5)%
(Proceeds$(13,565,932)) $ (13,445,420)

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
20
See accompanying Notes to Financial Statements.
The Company has recorded an asset of $5,344 as of June 30, 2026, related to the current day’s variation margin related to these contracts.
Abbreviations:
EUR Euro
ETF Exchange-Traded Fund
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
UCITS Undertakings for Collective Investment in Transferable Securities
*
Non-income producing security.
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $431,119,384 which represents 48.82% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
Denotes investments purchased on a when-issued or delayed delivery basis.
6
Variable rate security.
7
Convertible security.
8
Foreign security denominated in U.S. Dollars.
9
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
10
The rate is the annualized seven-day yield at period end.
11
The rate shown represents the yield at period end.
FUTURES CONTRACTS
Number of Contracts
Long (Short) Description
Expiration
Date
Notional
Value
Value/Unrealized
Appreciation
(Depreciation)
(18) U.S. Treasury 10 Year Notes September 2026 $ (1,978,031) $ (14,117)
TOTAL FUTURES CONTRACTS $ (1,978,031) $ (14,117)

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
21
See accompanying Notes to Financial Statements.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Purchase
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Purchased
Value At
Settlement
Date
Value At
June 30, 2026
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 07/08/2026 $ 20,478,950 $ 23,386,961 $ 23,404,896 $ 17,935
23,386,961 23,404,896 17,935
Sale
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Sold
Value At
Settlement
Date
Value At
June 30, 2026
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 07/08/2026 (20,478,950) (23,940,129) (23,404,900) 535,228
Euro JP Morgan EUR per USD 07/14/2026 (15,000,000) (17,638,615) (17,147,619) 490,996
Euro JP Morgan EUR per USD 07/23/2026 (4,250,000) (5,112,657) (4,860,425) 252,232
Euro JP Morgan EUR per USD 10/08/2026 (21,978,950) (25,185,794) (25,219,041) (33,247)
Euro JP Morgan EUR per USD 03/19/2027 (1,875,000) (2,269,886) (2,167,235) 102,651
Euro JP Morgan EUR per USD 04/13/2027 (4,000,000) (4,740,905) (4,628,661) 112,244
Euro JP Morgan EUR per USD 12/20/2027 (1,250,000) (1,495,569) (1,462,675) 32,894
(80,383,555) (78,890,556) 1,492,998
TOTAL FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS $ (56,996,594) $ (55,485,660) $ 1,510,933

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026
22
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 9 .2%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
92,467 $ 92,466
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
359,848 360,646
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
332,079 331,396
Chase Auto Owner Trust
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
142,945 142,810
Series 2026-1A-A2
, 4.250% , 7/25/2029
1,2
150,000 149,974
Dell Equipment Finance Trust
Series 2025-1-A2
, 4.680% , 7/22/2027
1,2
160,839 161,054
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
265,043 266,682
Ford Credit Auto Lease Trust
Series 2026-A-A3
, 4.000% , 7/15/2029
1
275,000 273,227
Ford Credit Auto Owner Trust
Series 2024-D-A2A
, 4.590% , 10/15/2027
1
4,969 4,972
GM Financial Automobile Leasing Trust
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
31,142 31,172
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
103,244 103,247
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
13,080 13,088
Series 2025-3-A2A
, 4.320% , 6/16/2028
1
59,196 59,233
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
295,582 296,845
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
45,599 45,625
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
60,941 61,016
Series 2025-B-A3
, 4.530% , 4/17/2028
1,2
255,000 255,538
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
41,114 41,157
John Deere Owner Trust
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
31,068 31,085
Series 2025-B-A2A
, 4.280% , 7/17/2028
1
83,301 83,335
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
267,109 268,116
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
51,834 51,896
MMAF Equipment Finance LLC
Series 2024-A-A3
, 4.950% , 7/14/2031
1,2
270,000 271,990
Porsche Financial Auto Securitization Trust
Series 2024-1A-A3
, 4.440% , 1/22/2030
1,2
185,365 185,567
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
128,646 129,038
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
40,804 40,843
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
22,723 22,734

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
23
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
300,000 $ 301,758
Volkswagen Auto Lease Trust
Series 2026-A-A3
, 4.170% , 3/20/2029
1
190,000 189,288
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
19,164 19,181
TOTAL ASSET-BACKED SECURITIES
(Cost $4,290,161) 4,284,979
BANK LOANS
—
1 .5%
Hilton Domestic Operating Co., Inc., First Lien, Term Loan, B4
5.398% (1-Month Term SOFR + 175 basis points), 11/8/2030
1,3,4
250,000 250,802
KFC Holding Co., First Lien, 2021 Term Loan, B
5.502% (1-Month Term SOFR + 175 basis points), 3/15/2028
3,4
242,327 243,665
Trans Union LLC, First Lien, 2024 Refinancing Term Loan, B8
5.394% (1-Month Term SOFR + 175 basis points), 6/24/2031
1,3,4
239,990 239,664
TOTAL BANK LOANS
(Cost $725,551) 734,131
COLLATERALIZED LOAN OBLIGATIONS
—
51 .2%
Aimco CLO Ltd.
Series 2026-27A-A1 4.821% (3-Month Term SOFR + 114 basis points), 4/20/2039
1,2,4
1,000,000 1,000,569
AIMCO CLO Ltd.
Series 2021-16A-AR 5.080% (3-Month Term SOFR + 140 basis points), 7/17/2037
1,2,4
1,000,000 1,000,000
Anchorage Capital CLO Ltd.
Series 2022-24A-A1R 5.103% (3-Month Term SOFR + 143 basis points), 7/15/2037
1,2,4
1,000,000 1,002,878
Battalion CLO Ltd.
Series 2015-9A-ARR 4.633% (3-Month Term SOFR + 96 basis points), 7/15/2031
1,2,4
246,627 246,627
CarVal CLO Ltd.
Series 2019-1A-AR2 4.695% (3-Month Term SOFR + 102 basis points), 4/20/2032
1,2,4
1,115,842 1,116,007
Dryden CLO Ltd.
Series 2018-61A-A1R2 4.760% (3-Month Term SOFR + 108 basis points), 1/17/2032
1,2,4
480,369 480,621
Series 2019-72A-ARR 4.751% (3-Month Term SOFR + 110 basis points), 5/15/2032
1,2,4
458,725 459,092
Series 2019-75A-AR3 4.713% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,4
1,000,000 1,000,476
Series 2019-80A-BRR 5.180% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,4
1,000,000 1,001,518
Dryden Senior Loan Fund
Series 2016-43A-AR3 4.745% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,4
1,000,000 1,001,445
Elmwood CLO Ltd.
Series 2021-3A-AR2 4.975% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
500,000 501,595
Series 2025-1A-A 4.814% (3-Month Term SOFR + 115 basis points), 4/22/2038
1,2,4
1,000,000 1,000,701
Empower CLO Ltd.
Series 2023-2A-AR 4.993% (3-Month Term SOFR + 132 basis points), 10/15/2038
1,2,4
1,000,000 1,002,004
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.774% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,4
1,000,000 998,950
KKR CLO Ltd.
Series 23-AR2 4.681% (3-Month Term SOFR + 105 basis points), 4/20/2036
1,2,4
1,500,000 1,500,750

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
24
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Madison Park Funding Ltd.
Series 2014-14A-BR4 5.164% (3-Month Term SOFR + 150 basis points), 10/22/2030
1,2,4
1,000,000 $ 1,001,253
Magnetite Ltd.
Series 2019-23A-BR2 5.017% (3-Month Term SOFR + 135 basis points), 1/25/2035
1,2,4
1,000,000 1,001,623
Northwoods Capital Ltd.
Series 2018-11BA-BR 5.575% (3-Month Term SOFR + 190 basis points), 7/19/2037
1,2,4
500,000 500,000
Octagon Ltd.
Series 2021-1A-AR 4.743% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,4
1,500,000 1,500,767
OZLM Ltd.
Series 2014-6A-B1T 5.680% (3-Month Term SOFR + 200 basis points), 4/17/2031
1,2,4
890,628 892,139
Rockford Tower CLO Ltd.
Series 2018-1A-A 5.004% (3-Month Term SOFR + 136 basis points), 5/20/2031
1,2,4
19,019 19,038
Symphony CLO Ltd.
Series 2019-21A-AR2 4.573% (3-Month Term SOFR + 90 basis points), 7/15/2032
1,2,4
227,975 228,104
Series 2021-25A-AR 4.725% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,4
1,000,000 1,000,848
Thayer Park CLO Ltd.
Series 2017-1A-A1RR 4.675% (3-Month Term SOFR + 100 basis points), 4/20/2034
1,2,4
1,000,000 1,001,222
Trestles CLO Ltd.
Series 2018-2A-A1RR 4.851% (3-Month Term SOFR + 125 basis points), 7/15/2039
1,2,4
1,000,000 1,001,212
Trinitas CLO Ltd.
Series 2021-15A-A1R 4.784% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,4
1,000,000 1,001,023
Venture CLO Ltd.
Series 2019-38A-ARR 4.663% (3-Month Term SOFR + 100 basis points), 7/30/2032
1,2,4
371,497 371,884
Voya CLO Ltd.
Series 2020-3A-ARR 4.922% (3-Month Term SOFR + 125 basis points), 1/20/2038
1,2,4
1,000,000 1,002,666
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $23,798,633) 23,835,012
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1 .1%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
539,344 499,177
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $539,988) 499,177
CORPORATE BONDS — 18 .3%
AUTOMOBILES — 0 .3%
Hyundai Capital America
5.150%(Term SOFR + 150 basis points), 1/8/2027
2,4
50,000 50,234
Hyundai Capital America
4.662%(Term SOFR + 104 basis points), 6/24/2027
2,4
75,000 75,370
125,604
BIOTECHNOLOGY — 0 .4%
Amgen, Inc.
2.200%, 2/21/2027
1
200,000 197,382

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
25
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
BROADLINE RETAIL — 0 .4%
Amazon.com, Inc.
3.150%, 8/22/2027
1
200,000 $ 197,658
CAPITAL MARKETS — 0 .8%
Intercontinental Exchange, Inc.
4.000%, 9/15/2027
1
175,000 174,168
S&P Global, Inc.
2.450%, 3/1/2027
1
200,000 197,621
371,789
COMMERCIAL SERVICES & SUPPLIES — 0 .7%
Veralto Corp.
5.500%, 9/18/2026
1
140,000 140,243
Waste Management, Inc.
4.875%, 2/15/2029
1
200,000 202,108
342,351
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0 .5%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
225,000 213,786
DIVERSIFIED REITS — 0 .7%
Digital Realty Trust LP
3.700%, 8/15/2027
1
150,000 148,707
Simon Property Group LP
3.250%, 11/30/2026
1
175,000 174,372
323,079
DIVERSIFIED TELECOMMUNICATION SERVICES — 0 .3%
Verizon Communications, Inc.
4.329%, 9/21/2028
1
148,000 147,572
ELECTRIC UTILITIES — 1 .1%
Duke Energy Corp.
2.650%, 9/1/2026
1
150,000 149,587
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/2027
1
175,000 173,884
Southern Co. (The)
5.113%, 8/1/2027 200,000 201,007
524,478
ENTERTAINMENT — 0 .4%
TWDC Enterprises 18 Corp.
1.850%, 7/30/2026
1
200,000 199,640
FINANCIAL SERVICES — 1 .2%
Fiserv, Inc.
3.200%, 7/1/2026
1
250,000 250,000

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
26
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
FINANCIAL SERVICES (Continued)
Mastercard, Inc.
4.065%(SOFR Index + 44 basis points), 3/15/2028
1,4
95,000 $ 95,007
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
225,000 223,762
568,769
FOOD PRODUCTS — 0 .8%
Mars, Inc.
4.600%, 3/1/2028
1,2
175,000 175,365
Mondelez International, Inc.
2.625%, 3/17/2027
1
200,000 197,591
372,956
GROUND TRANSPORTATION — 0 .9%
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
200,000 198,015
CSX Corp.
3.800%, 3/1/2028
1
200,000 198,003
396,018
HEALTH CARE EQUIPMENT & SUPPLIES — 0 .5%
Stryker Corp.
4.850%, 12/8/2028
1
200,000 201,354
HEALTH CARE PROVIDERS & SERVICES — 0 .4%
Elevance Health, Inc.
3.650%, 12/1/2027
1
200,000 197,728
HOTELS, RESTAURANTS & LEISURE — 0 .8%
McDonald's Corp.
3.500%, 3/1/2027
1
175,000 174,217
Starbucks Corp.
4.000%, 11/15/2028
1
175,000 173,019
347,236
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0 .5%
Constellation Energy Generation LLC
3.900%, 1/8/2028 225,000 223,136
LIFE SCIENCES TOOLS & SERVICES — 0 .4%
Thermo Fisher Scientific, Inc.
4.953%, 8/10/2026
1
200,000 200,031
MACHINERY — 0 .8%
Otis Worldwide Corp.
5.250%, 8/16/2028
1
200,000 202,655
Parker-Hannifin Corp.
4.250%, 9/15/2027
1
175,000 174,733
377,388

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
27
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
OIL, GAS & CONSUMABLE FUELS — 1 .0%
Enbridge, Inc.
3.700%, 7/15/2027
1
150,000 $ 149,013
Enterprise Products Operating LLC
4.300%, 6/20/2028
1
25,000 24,917
Enterprise Products Operating LLC
4.150%, 10/16/2028
1
150,000 148,913
Williams Cos., Inc. (The)
3.750%, 6/15/2027
1
150,000 149,050
471,893
PERSONAL CARE PRODUCTS — 0 .5%
Haleon US Capital LLC
3.375%, 3/24/2027
1
250,000 248,204
PHARMACEUTICALS — 1 .1%
Merck & Co., Inc.
4.195%(Term SOFR + 57 basis points), 3/15/2029
4
200,000 200,661
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/2028
1
150,000 150,159
Zoetis, Inc.
3.900%, 8/20/2028
1
175,000 172,968
523,788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0 .6%
Advanced Micro Devices, Inc.
4.212%, 9/24/2026
1
275,000 275,100
SOFTWARE — 1 .5%
Oracle Corp.
2.650%, 7/15/2026
1
250,000 249,814
VMware LLC
1.400%, 8/15/2026
1
250,000 249,057
Workday, Inc.
3.500%, 4/1/2027
1
200,000 198,585
697,456
SPECIALIZED REITS — 0 .5%
American Tower Corp.
3.375%, 10/15/2026
1
200,000 199,460
SPECIALTY RETAIL — 0 .4%
Home Depot, Inc. (The)
2.800%, 9/14/2027
1
200,000 196,744
WATER UTILITIES — 0 .4%
American Water Capital Corp.
3.750%, 9/1/2028
1
200,000 196,866

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
28
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
WIRELESS TELECOMMUNICATION SERVICES — 0 .4%
T-Mobile USA, Inc.
3.750%, 4/15/2027
1
175,000 $ 174,123
TOTAL CORPORATE BONDS
(Cost $8,527,712) 8,511,589
EXCHANGE TRADED FUNDS — 1 .2%
Palmer Square CLO Senior Debt ETF
5
27,274 558,026
TOTAL EXCHANGE TRADED FUNDS
(Cost $558,251) 558,026
Number
of Shares
SHORT-TERM INVESTMENTS — 16 .4%
Money Market Funds — 3 .6%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.55%
6
1,680,481 1,680,481
Principal
Amount
United States Treasury Bills — 12 .8%
U.S. Treasury Bills, 3.440%, 7/23/2026
7
500,000 498,905
U.S. Treasury Bills, 0.000%, 8/18/2026
7
500,000 497,565
U.S. Treasury Bills, 3.620%, 9/17/2026
7
500,000 496,056
U.S. Treasury Bills, 3.700%, 10/15/2026
7
2,000,000 1,978,269
U.S. Treasury Bills, 3.770%, 11/5/2026
7
500,000 493,385
U.S. Treasury Bills, 3.820%, 12/3/2026
7
2,000,000 1,967,440
5,931,620
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,613,112) 7,612,101
TOTAL INVESTMENTS — 98.9%
(Cost $46,053,408) 46,035,015
Other Assets in Excess of Liabilities — 1.1% 490,352
TOTAL NET ASSETS — 100.0% $ 46,525,367
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $27,731,163 which represents 59.60% of total net assets of the Fund.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026
29
See accompanying Notes to Financial Statements.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
6
The rate is the annualized seven-day yield at period end.
7
The rate shown represents the yield at period end.

Palmer Square Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2026
30
See accompanying Notes to Financial Statements.
Palmer Square
Income Plus Fund
Palmer Square
Ultra-Short Duration
Investment Grade
Fund
Assets:
Investments in unaffiliated issuers, at value* $ 862,248,866 $ 45,476,989
Investments in affiliated issuers, at value* 8,178,076 558,026
Foreign currency, at value (proceeds $3,641,176 and $–) 3,620,575 —
Cash 505,154 584,265
Cash held at broker for futures contracts 2,283,894 35,755
Cash held by broker for securities sold short and swap contracts 14,869,913 150,249
Receivables:
Variation margin on futures contracts 5,344 —
Investment securities sold 5,400,861 3,650
Fund shares sold 365,824 5,768
Interest 7,002,065 321,620
Unrealized appreciation on forward foreign currency exchange contracts 1,544,180 —
Due from advisor — 16,571
Prepaid expenses 233,345 3,208
Total assets 906,258,097 47,156,101
Liabilities:
Securities sold short, at value (proceeds $13,565,932 and $–) 13,445,420 —
Payables:
Investment securities purchased 8,319,665 497,695
Fund shares redeemed 392,067 —
Unrealized depreciation on forward foreign currency exchange contracts 33,247 —
Advisory fees 355,061 —
Shareholder servicing fees (Note 6) 80,554 4,855
Fund administration and accounting fees 104,446 77,215
Transfer agent fees and expenses 25,222 5,764
Custody fees 6,339 4,612
Auditing fees 34,077 26,034
Trustees' fees and expenses 36,149 2,226
Accrued other expenses 260,218 12,333
Total Liabilities 23,092,465 630,734
Commitments and contingencies (Note 3) — —
Net Assets
$ 883,165,632 $ 46,525,367
Net Assets Consists of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized) $ 893,349,678 $ 46,444,363
Total accumulated earnings (deficit) (10,184,046) 81,004
Net Assets
$ 883,165,632 $ 46,525,367
Class I Shares
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 847,403,364 $ 46,525,367
Shares outstanding (unlimited number of shares authorized, par value of $0.01 per share) 84,041,082 2,337,825
Net assets value per share
$ 10.08 $ 19.90
Class T Shares
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 35,762,268 $ —
Shares outstanding (unlimited number of shares authorized, par value of $0.01 per share) 3,545,851 —
Net assets value per share
$ 10.09 $ —
*Identified Cost
Investments in unaffiliated issuers, at cost $ 867,462,912 $ 45,495,157
Investments in affiliated issuers, at cost $ 8,085,903 $ 558,251

Palmer Square Funds Trust
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026
31
See accompanying Notes to Financial Statements.
Palmer Square
Income Plus
Fund
Palmer Square
Ultra-Short
Duration
Investment
Grade Fund
Investment Income
Interest income from unaffiliated investments $ 51,927,128 $ 2,754,737
Dividends from affiliated investments 50,653 20,722
Total investment income 51,977,781 2,775,459
Expenses:
Advisory fees (Note 3) 4,974,609 152,163
Shareholder servicing fees (Note 6) 820,802 50,524
Fund administration and accounting fees 355,279 127,125
Transfer agent fees and expenses 75,946 18,884
Custody fees 18,032 9,360
Interest on securities sold short 131,979 —
Registration Fees 70,325 39,093
Auditing fees 34,000 25,990
Trustees' fees and expenses 69,538 10,800
Shareholder reporting fees 36,967 9,843
Legal fees 24,892 18,820
Miscellaneous 11,548 3,968
Chief Compliance Officer fees 3,305 1,356
Insurance fees 5,070 3,297
Commitment fees (Note 12) 1,410 —
Total Expenses 6,633,702 471,223
Advisory fees (waived) recovered (Note 3) — (166,274)
Affiliated fund fees waived (Note 3) (18,064) (852)
Net Expenses 6,615,638 304,097
Net Investment Income 45,362,143 2,471,362
Realized Gain (Loss) and Unrealized Appreciation (Depreciation) :
Net realized gain on:
Unaffiliated investments 1,759,268 35,226
Affiliated Investments 43,265 5,931
Futures contracts 75,019 —
Securities sold short 37,977 —
Forward contracts (717,279) —
Swap contracts 165,871 —
Foreign currency transactions (34,813) —
Net realized gain on investments 1,329,308 41,157
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments (6,941,616) (33,353)
Affiliated investments 94,543 (571)
Futures contracts 39,320 —
Securities sold short 116,867 —
Forward contracts 2,870,062 —
Foreign currency transactions (44,811) —
Net change in unrealized depreciation of investments (3,865,635) (33,924)
Net realized and unrealized gain (loss) on investments (2,536,327) 7,233
Net increase in net assets resulting from operations
$ 42,825,816 $ 2,478,595

Palmer Square Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS
32
See accompanying Notes to Financial Statements.
Palmer Square Income Plus Fund
Palmer Square Ultra-Short Duration
Investment Grade Fund
For the Year Ended June 30, For the Year Ended June 30,
2026 2025 2026 2025
Increase (Decrease) in Net Assets from :
Operations
Net investment income $ 45,362,143 $ 52,765,800 $ 2,471,362 $ 2,955,820
Net realized gain on investments 1,329,308 1,417,983 41,157 88,246
Net change in unrealized appreciation (depreciation) on investments (3,865,635) 4,270,818 (33,924) 21,006
Net increase in net assets resulting from operations 42,825,816 58,454,601 2,478,595 3,065,072
Distributions to Shareholders:
Distributions
Class I (41,972,982) (46,293,729) (2,448,325) (2,884,022)
Class T (1,503,233) (1,582,328) — —
Return of Capital
Class I — (681,922) — —
Class T — (20,642) — —
Total distributions to shareholders (43,476,215) (48,578,621) (2,448,325) (2,884,022)
Capital Transactions
1
Net proceeds from shares sold
Class I 281,507,380 369,827,314 55,934,153 60,552,062
Class T 8,461,006 4,306,994 — —
Reinvestment of distributions
Class I 37,695,808 41,480,782 1,952,256 2,304,800
Class T 13,824 8,684 — —
Cost of  shares redeemed
Class I (499,745,664) (265,910,554) (80,967,071) (79,588,867)
Class T (2,632,627) (8,055,373) — —
Net increase (decrease) in net assets from capital transactions (174,700,273) 141,657,847 (23,080,662) (16,732,005)
Total increase (decrease) in net assets (175,350,672) 151,533,827 (23,050,392) (16,550,955)
Net Assets:
Beginning of year 1,058,516,304 906,982,477 69,575,759 86,126,714
End of year
$ 883,165,632 $ 1,058,516,304 $ 46,525,367 $ 69,575,759
Capital Share Transactions:
Shares sold
Class I 27,755,022 36,630,211 2,800,288 3,022,401
Class T 833,585 425,663 — —
Shares reinvested
Class I 3,740,384 4,124,761 98,160 115,926
Class T 1,371 863 — —
Shares redeemed
Class I (49,316,031) (26,324,401) (4,049,788) (3,981,136)
Class T (259,348) (796,714) — —
Net increase (decrease) in capital share transactions (17,245,017) 14,060,383 (1,151,340) (842,809)
1
Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 5 to the Financial
Statements.

Palmer Square Funds Trust
Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS
33
See accompanying Notes to Financial Statements.
Class I
Per share operating performance.
For a capital share outstanding throughout each period.
For the Year Ended June 30,
2026 2025 2024 2023 2022
Net asset value, beginning of period
$ 10.10 $ 9.99 $ 9.74 $ 9.67 $ 10.06
Income from Investment Operations:
Net investment income
1,2
0.4 5 0.54 0.60 0.45 0.14
Net realized and unrealized gain (loss) (0.0 3 ) 0.07 0.24 0.08 (0.40)
Total from investment operations 0.42 0.61 0.84 0.53 (0.26)
Less Distributions:
From net investment income (0.44) (0.49) (0.59) (0.46) (0.13)
From return of capital — (0.01) — — —
3
Total Distributions (0.44) (0.50) (0.59) (0.46) (0.13)
Net asset value, end of period $ 10.08 $ 10.10 $ 9.99 $ 9.74 $ 9.67
Total return
4
4.26% 6.17% 8.78% 5.64% (2.63)%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 847,403 $ 1,028,514 $ 873,594 $ 812,171 $ 1,025,285
Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
5,6
0.65% 0.74% 0.74% 0.88% 0.75%
After fees waived and expenses absorbed / recovered
5,6
0.65% 0.74% 0.74% 0.88% 0.75%
Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
2
4.43% 5.34% 6.04% 4.68% 1.39%
After fees waived and expenses absorbed / recovered
2
4.43% 5.34% 6.04% 4.68% 1.39%
Portfolio Turnover Rate 82% 97% 109% 115% 111%
1
Based on average shares outstanding for the period.
2
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
The ratio does not include net investment income of the investment companies in which the Fund invests.
3
Amount represents less than $0.01 per share.
4
Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
5
If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01%, 0.05%, 0.05%, 0.20%, and 0.06% for the fiscal years ended June 30, 2026, 2025, 2024, 2023, and 2022, respectively.
6
Does not include expenses of the investment companies in which the Fund invests.

Palmer Square Funds Trust
Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS - Continued
34
See accompanying Notes to Financial Statements.
Class T
Per share operating performance.
For a capital share outstanding throughout each period.
For the Year Ended June 30,
For the period
February 29,
2024
*
through
June 30, 2024 2026 2025
Net asset value, beginning of period
$ 10.10 $ 10.00 $ 10.05
Income from Investment Operations:
Net investment income
1,2
0.58 0.55 0.21
Net realized and unrealized gain (loss) (0.14) 0.05 0.02
Total from investment operations 0.44 0.60 0.23
Less Distributions:
From net investment income (0.45) (0.49) (0.28)
From return of capital — (0.01) —
Total Distributions (0.45) (0.50) (0.28)
Net asset value, end of period $ 10.09 $ 10.10 $ 10.00
Total return
3
4.46% 6.17% 2.34%
4
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 35,762 $ 30,003 $ 33,388
Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
5,6
0.57% 0.64% 0.62%
7
After fees waived and expenses absorbed / recovered
5,6
0.57% 0.64% 0.62%
7
Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
2
5.70% 5.44% 6.27%
7
After fees waived and expenses absorbed / recovered
2
5.70% 5.44% 6.27%
7
Portfolio Turnover Rate 82% 97% 109%
4
*
Date of commencement of operations.
1
Based on average shares outstanding for the period.
2
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
The ratio does not include net investment income of the investment companies in which the Fund invests.
3
Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4
Not annualized.
5
If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01%, 0.05% and 0.04% for the fiscal years ended
June 30, 2026, 2025, and 2024, respectively.
6
Does not include expenses of the investment companies in which the Fund invests.
7
Annualized for periods less than one year.

Palmer Square Funds Trust
Palmer Square Ultra-Short Duration Investment Grade Fund
FINANCIAL HIGHLIGHTS
35
See accompanying Notes to Financial Statements.
Class I
Per share operating performance.
For a capital share outstanding throughout each period.
For the Year Ended June 30,
2026 2025 2024 2023 2022
Net asset value, beginning of period
$ 19.94 $ 19.88 $ 19.73 $ 19.68 $ 20.06
Income from Investment Operations:
Net investment income
1,2
0.82 1.01 1.09 0.76 0.10
Net realized and unrealized gain (loss) (0.01) 0.03 0.11 (0.09) (0.35)
Total from investment operations 0.81 1.04 1.20 0.67 (0.25)
Less Distributions:
From net investment income (0.83) (0.96) (1.05) (0.62) (0.13)
Distributions from Net Realized Gain (0.02) (0.02) — — —
Total Distributions (0.85) (0.98) (1.05) (0.62) (0.13)
Net asset value, end of period $ 19.90 $ 19.94 $ 19.88 $ 19.73 $ 19.68
Total return
3
4.17% 5.30% 6.19% 3.48% (1.23)%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 46,525 $ 69,576 $ 86,127 $ 80,915 $ 42,773
Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
4,5
0.78% 0.75% 0.59% 0.70% 0.76%
After fees waived and expenses absorbed / recovered
4,5
0.50% 0.50% 0.50% 0.52% 0.53%
Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
2
3.80% 4.79% 5.40% 3.67% 0.28%
After fees waived and expenses absorbed / recovered
2
4.08% 5.04% 5.49% 3.85% 0.51%
Portfolio Turnover Rate 103% 124% 123% 107% 112%
1
Based on average shares outstanding for the period.
2
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
The ratio does not include net investment income of the investment companies in which the Fund invests.
3
Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4
If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.00%, 0.02%, and 0.03% for the fiscal years ended June 30, 2026, 2025, 2024, 2023, and 2022, respectively.
5
Does not include expenses of the investment companies in which the Fund invests.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS
As of June 30, 2026
36
1. Organization
On November 3, 2025, Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade
Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) were organized as a diversified series of Palmer Square Funds Trust, a Delaware statutory trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The
Income Plus Fund commenced operations following the reorganization of an identically named series of Investment Managers Series
Trust (defined below as the “Predecessor Fund”) into the Fund as described Note 15 below. The Income Plus Fund continued the accounting and performance history of the Predecessor Fund, which commenced operation on June 29, 2015. On February 27, 2024, the Fund’s outstanding shares were redesignated as Class I shares. Class T commenced operations on February 29, 2024. Class T shares are available for investment only by clients of the financial intermediaries, institutional investors, and a limited number of other investors approved by the Advisor. Prior to February 28, 2014, the Fund’s only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade
Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014.
Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund.
For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.
The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced operations following the reorganization of an identically named series of Investment Managers Series Trust (defined below as the “Predecessor Fund”) into the Fund as described
Note 15 below. The Ultra-Short Duration Investment Grade Fund continued the accounting and performance history of the Predecessor
Fund, which commenced operation on October 7, 2016.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.
Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of
Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision
Maker with respect to the Funds' investment decisions.
2. Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”)
market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
37
generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.
(b) Bank Loans
The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.
In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.
Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the
Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.
(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.
(d) Collateralized Loan Obligations
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”)
and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
38
including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and
(iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) Mortgage-Backed Securities
The Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.
The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government.
Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the
US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.
Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.
The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.
(f) Short Sales
Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.
(g) Futures Contracts
The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”)
or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Funds bear risks that it may not

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
39
achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
A futures contract held by the Funds is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Funds deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract.
(h) Swap Agreements and Swaptions
The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.
The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.
The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
40
associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.
An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.
Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.
(i) Options Contracts
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The
Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(j) Forward Foreign Currency Exchanges Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.
All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled.
Counter parties to these forward contracts are major U.S. financial institutions.
(k) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
41
interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.
(l) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not”
standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(m) Distributions to Shareholders
The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
(n) Illiquid Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.
3. Investment Advisory Agreement and Other Transactions with Affiliates
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital
Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
42
expenses such as litigation expenses) do not exceed 0.75%, 0.60% and 0.50% of the Income Plus Fund Class I shares, Income Plus Fund
Class T shares and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until
October 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees.
For the year ended June 30, 2026, the Advisor waived advisory fees totaling $166,274 for the Ultra-Short Duration Investment Grade
Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities.
The Advisor may recapture all or a portion of this amount no later than dates stated below:
In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Ultra-Short Duration Investment Grade Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF. The Advisor
has also voluntarily agreed to waive its advisory fee payable by the Income Plus Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF and the Palmer Square Credit Opportunities ETF. For the
year ended June 30, 2026, the amount of advisory fees waived is reported under “Affiliated fund fee waived” on the Statement of
Operations.
Beginning November 3, 2025, JP Morgan Chase Bank, N.A. (“JP Morgan") serves as each Fund's Custodian and Administrator. The
Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees, and monitors the activities of the Funds’ custodian, transfer agent and accountants, pursuant to an agreement with the Adviser, on behalf of each
Fund. As compensation for such services, the Adviser pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services.
UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ transfer agent. The Funds’ allocated fees incurred for transfer agency services for the period ended June 30, 2026, are reported on the Statement of Operations.
Prior to November 3, 2025, UMB Fund Services, Inc. (“UMBFS”) served as the Funds’ fund accountant and co-administrator; and
Mutual Fund Administration, LLC (“MFAC”) served as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended June 30, 2026, are reported on the Statement of Operations. The Funds had a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the period ended June 30, 2026, no credits were earned to reduce total fees. Foreside Financial Group, LLC
(d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.
Prior to November 3, 2025, certain trustees and officers of the Trust were employees of UMBFS or MFAC. The Funds did not compensate trustees and officers affiliated with the Funds’ co-administrators. For the period ended June 30, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.
UltraShort Duration Investment Grade Fund
June 30, 2027 $ 67,647
June 30, 2028 146,142
June 30, 2029 166,274
Total $ 380,063

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
43
Prior to November 3, 2025, the Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent
Trustees that enabled Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts would be deemed to be invested. If a trustee elected to defer payment, the Plan provided for the creation of a deferred payment account. The Funds’ liability for these amounts was adjusted for market value changes in the invested fund(s) and remained a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the
Plan constituted a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions
made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.
Prior to November 3, 2025, Dziura Compliance Consulting, LLC provided Chief Compliance Officer (“CCO”) services to the Trust. The
Funds’ allocated fees incurred for CCO services for the period ended June 30, 2026, are reported on the Statement of Operations.
4. Federal Income Taxes
At June 30, 2026, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2026, permanent differences in book and tax accounting have been reclassified to Capital and Total accumulated deficit as follows:
As of June 30, 2026, the components of accumulated earnings/(deficit) on tax basis were as follows:
Income Plus Fund
UltraShort Duration
Investment Grade Fund
Cost of investments $ 862,198,059 $ 46,068,538
Gross unrealized appreciation $ 3,079,644 $ 52,094
Gross unrealized depreciation (8,296,180) (85,617)
Net unrealized appreciation (depreciation) on investments $ (5,216,536) $ (33,523)
Distributable
Earnings (Losses)
Paid-in Capital
Palmer Square Income Plus Fund $ (1,769) $ 1,769
Palmer Square Ultra-Short Duration Investment Grade Fund $ (646) $ 646
Income Plus Fund
UltraShort Duration
Investment Grade
Fund
Undistributed ordinary income $ 3,205,844 $ 95,066
Undistributed long term capital gains $ — $ 19,461
Tax accumulated earnings 3,205,844 114,527
Accumulated capital and other losses (8,133,172) —
Unrealized depreciation (5,256,718) (33,523)
Total accumulated earnings (deficit) $ (10,184,046) $ 81,004

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
44
The tax character of the distribution paid during the fiscal years ended June 30, 2026 and June 30, 2025, were as follows:
At June 30, 2026, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.
During the year ended June 30, 2026, the Funds utilized capital loss carryforwards in the amounts listed below:
5. Investment Transactions
For the year ended June 30, 2026, purchases and sales of investments, (excluding short-term investments, and In-Kind transactions)
were as follows:
For the year ended June 30, 2026, proceeds from securities sold short and cover short securities were as follows:
Income Plus Fund UltraShort Duration Investment Grade Fund
Distribution paid from: 2026 2025 2026 2025
Ordinary income
$ 43,476,215 $ 47,876,057 $ 2,432,932 $ 2,884,022
Return of Capital
$ — $ 702,564 $ — $ —
Net long-term capital gains
$ — $ — $ 15,393 $ —
Total taxable distributions
$ 43,476,215 $ 48,578,621 $ 2,448,325 $ 2,884,022
Total distributions paid
$ 43,476,215 $ 48,578,621 $ 2,448,325 $ 2,884,022
N ot Subject to
Expiration
Long-Term Short-Term Total
Income Plus Fund $ 8,133,172 $ — $ 8,133,172
UltraShort Duration Investment Grade Fund $ — $ — $ —
Income Plus
Fund
UltraShort
Duration
Investment
Grade Fund
Capital loss utilized carryforwards $3,062,028 $—
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
Income Plus Fund $ 662,813,860 $ 785,566,270 $ 19,934,766 $ —
UltraShort Duration Investment Grade Fund $ 47,509,540 $ 65,700,169 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Securities Sold Short
Cover Short
Securities
Income Plus Fund $16,817,441 $7,073,412
UltraShort Duration Investment Grade Fund $— $—

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
45
6. Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributable to Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class T shares do not participate in the Shareholder Servicing Plan.
For the year ended June 30, 2026, shareholder servicing fees incurred are disclosed on the Statement of operations.
7. Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
8. Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
46
Income Plus Fund Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 51,624,783 $ — $ 51,624,783
Bank Loans — 52,397,801 — 52,397,801
Collateralized Loan Obligations — 286,544,787 — 286,544,787
Collateralized Mortgage Obligations — 504,421 — 504,421
Commercial Mortgage-Backed Securities — 9,087,553 — 9,087,553
Convertible Bonds — 763,125 — 763,125
Corporate Bonds — 234,639,522 — 234,639,522
Exchange Traded Funds 8,178,076 — — 8,178,076
Residential Mortgage-Backed Securities — 67,067,754 — 67,067,754
U.S. Government and Agency Securities — 61,640,472 — 61,640,472
Short-Term Investments 4,419,122 93,559,526 — 97,978,648
Total Investments $ 12,597,198 $ 857,829,744 $ — $ 870,426,942
Forward Currency Contracts
— 1,544,180 — 1,544,180
Liabilities
Investments
U.S. Government and Agency Security — 13,445,420 — 13,445,420
Total Investments $ — $ 13,445,420 $ — $ 13,445,420
Futures Contracts
(a)
14,117 — — 14,117
Forward Currency Contracts
— 33,247 — 33,247
Total Liabilities $ 14,117 $ 13,478,667 $ — $ 13,492,784
UltraShort Duration Investment Grade Fund Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 4,284,979 $ — $ 4,284,979
Bank Loans — 734,131 — 734,131
Collateralized Loan Obligations — 23,835,012 — 23,835,012
Commercial Mortgage-Backed Securities — 499,177 — 499,177
Corporate Bonds — 8,511,589 — 8,511,589
Exchange Traded Funds 558,026 — — 558,026
Short-Term Investments 1,680,481 5,931,620 — 7,612,101
Total Investments $ 2,238,507 $ 43,796,508 $ — $ 46,035,015
(a)
The fair value of the Fund's futures contracts represents the net unrealized appreciation (depreciation) as of June 30, 2026. The Statement of Assets and
Liabilities report the current day's variation margin.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
47
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
9. Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2026 by risk category are as follows:
Palmer Square Income Plus Fund
Asset-Backed
Securities
Balance as of June 30, 2025 $2,944,988
Transfer into Level 3 –
Transfers out of Level 3 $(2,944,988)
Total gains or losses for the period
Included in earnings (or changes in the assets) –
Net Purchases –
Net Sales –
Balance as of June 30, 2026 –
Changes in unrealized gains or losses for the period included in earnings (or changes in next assets) for assets held at the end of the reporting period –
Derivatives not designated as hedging instruments
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Income Plus Fund
Asset
Unrealized appreciation on forward
foreign currency exchange contracts $ – $ – $ 1,544,180 $ – $ 1,544,180
$ – $ – $ 1,544,180 $ – $ 1,544,180
Liabilities
Unrealized depreciation on forward
foreign currency exchange contracts $ – $ – $ 33,247 $ – $ 33,247
Unrealized depreciation on open
future contracts
*
$ – $ – $ – $ 14,117 $ 14,117
$ – $ – $ 33,247 $ 14,117 $ 47,364
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. The Statement of Assets and
Liabilities reports the current day's variation margin.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
48
The effects of derivative instruments on the Statement of Operations for the year ended June 30, 2026 are as follows:
The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative investments as of June 30, 2026 are as follows:
10.  Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.
A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International
Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the Funds' custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.
The Funds did not hold swap contracts at June 30, 2026.
Derivatives not designated as hedging instruments
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Palmer Square Income Plus Fund
Realized Gain (Loss) on
Derivatives
Futures contracts $ – $ – $ – $ 75,019 $ 75,019
Forward contracts $ – $ – $ (717,279) $ – $ (717,279)
Swap contracts $ – $ – $ – $ 165,871 $ 165,871
$ – $ – $ (717,279) $ 240,890 $ (476,389)
Palmer Square Income Plus Fund
Net change in unrealized
Appreciation (Depreciation)
on Derivatives
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Futures contracts $ – $ – $ – $ 39,320 $ 39,320
Forward contracts $ – $ – $ 2,870,062 $ – $ 2,870,062
$ – $ – $ 2,870,062 $ 39,320 $ 2,909,382
Income Plus Fund
Derivatives not designated as hedging instruments
Futures contracts Interest rate contracts Notional amount $ 5,782,442
Forward contracts Foreign exchange contracts Notional amount 47, 442 , 506
Swap contracts Interest rate contracts Notional amount 1,250,000

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
49
11. Unfunded Commitments
The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the
Statement of Assets and Liabilities. As of June 30, 2026, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund had
no unfunded loan commitments outstanding.
12. Line of Credit
The Funds, together with other funds managed by the Advisor (together, the “Palmer Square Funds”), had entered into a Senior
Secured Revolving Credit Facility (the “Facility”) with UMB Bank, n.a., which provided for a maximum aggregate borrowing capacity of $75,000,000. Each Fund was permitted to borrow up to the lesser of the available credit line amount or an amount equal to 20% of the adjusted net assets of each Fund. The purpose of the Facility was to temporarily finance the repurchase or redemption of shares of each Fund. Borrowings under the Facility incurred interest at the Wall Street Journal Prime rate minus 50 basis points, subject to a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds were charged a commitment fee on the average daily unused balance of the Facility at an annual rate of 0.25%. Commitment fees incurred during the year ended June 30, 2026 are disclosed in the Statement of Operations. The Facility expired in accordance with its stated maturity on October 29, 2025 and was not renewed. During the year ended June 30, 2026, the Income Plus Fund and the Ultra-Short Duration
Investment Grade Fund did not borrow under the Facility.
13. Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Palmer
Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:
    aa
Value at
Beginning
of Year Purchases Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a
a   a   a   a   a   a   a
Income Plus Fund
Palmer Square CLO Senior
Debt ETF $459,999 $14,324,061 $(13,948,872) $36,982
$—
$(1,617) $870,553 42,549 $22,302
Palmer Square Credit
Opportunities ETF $393,429 $7,486,540 $(7,305,578) $1,294
$—
$2,786 $578,471 27,986 $28,351
Palmer Square EUR CLO
Senior Debt Index UCITS
ETF $— $6,930,320 $(299,631) $4,989
$—
$93,374 $6,729,052 114,579 $—
Total Affiliated Securities $853,428 $28,740,921 $(21,554,081) $43,265 $— $94,543 $8,178,076 185,114 $50,653
UltraShort Duration Investment Grade Fund
Palmer Square CLO Senior
Debt ETF $201,649 $1,933,566 $(1,582,549) $5,931
$—
$(571) $558,026 27,274 $20,722
Total Affiliated Securities $201,649 $1,933,566 $(1,582,549) $5,931 $— $(571) $558,026 27,274 $20,722

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
50
14. Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment.
The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
15. Reorganization of Income Plus Fund and Ultra-Short Duration Investment Grade Fund into Palmer Square Funds Trust
On November 3, 2025, as the result of a tax-free reorganization, Income Plus Fund  and  Ultra-Short Duration Investment Grade
Fund (each the “Predecessor Fund”), each a series in the Investment Managers Series Trust, were reorganized into the Income Plus
Fund  and  Ultra-Short Duration Investment Grade Fund, each a series of Palmer Square Funds Trust, by transferring all of the Predecessor
Fund’s assets to the Fund. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes. As a tax-
free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-
taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Fund were as follows:
At the date of reorganization, fund shares outstanding for each Predecessor Fund were as follows:
Shares Beginning
of Year Purchases Sales
Shares End of
Year
Income Plus Fund
Palmer Square CLO Senior Debt ETF 22,716 699,543 (679,710) 42,549
Palmer Square Credit Opportunities ETF 19,201 361,854 (353,069) 27,986
Palmer Square EUR CLO Senior Debt Index UCITS ETF — 119,671 (5,092) 114,579
UltraShort Duration Investment Grade Fund
Palmer Square CLO Senior Debt ETF 9,958 94,413 (77,097) 27,274
Income Plus Fund
UltraShort Duration
Investment Grade
Fund
Net Assets
$ 1,068,073,884 $ 65,827,424
Fair Value of Investments
$ 1,040,571,805 $ 64,169,472
Net Unrealized Appreciation/(Depreciation)
$ 212,434 $ 29,956
Income Plus Fund
UltraShort Duration
Investment Grade
Fund
Shares Outstanding
$ 105,302,639 $ 3,290,208

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2026
51
16. Subsequent Events
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.
There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each
Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Palmer Square Funds Trust and Shareholders of Palmer Square Income Plus Fund and Palmer Square
Ultra-Short Duration Investment Grade Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Palmer Square Income Plus Fund and Palmer Square
Ultra-Short Duration Investment Grade Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Palmer Square Income Plus Fund and Palmer
Square Ultra-Short Duration Investment Grade Fund as of June 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2014.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 19, 2026

Palmer Square Funds Trust
Federal Tax Information
For federal income tax purposes, the Funds designated the following for the year ended June 30, 2026:
Long Term
Capital Gain
Palmer Square Income Plus Fund $ —
Palmer Square Ultra-Short Duration Investment Grade Fund $ 15,393

Palmer Square Funds Trust
Additional Information - Items 8-11
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7(a) of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

PSFTMFA0826

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a -  3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) or (3) of Item 2 of Form N-CSR.

                ex99coe

(a)(2)      Not applicable.
(a)(3)      The certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
                ex99cert302
(a)(4)      Not applicable.
(a)(5)      Not applicable.
(b)           The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
                ex99906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Palmer Square Funds Trust

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
August 27, 2026

By:
/s/ Courtney Gengler
Courtney Gengler
Principal Financial Officer
August 27, 2026